UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-04984
AMERICAN BEACON FUNDS
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2010
Date of reporting period: June 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon
FUNDS℠

Semi-Annual Report

June 30, 2010

TREASURY INFLATION PROTECTED SECURITIES FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Contents

Message from American Beacon	1

Market and Performance Overview	2

Schedule of Investments	6

Additional Information	Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
Investing in debt securities entails interest rate risk which is the risk that debt securities will decrease in value with increases in market interest rates.

American Beacon Funds	June 30, 2010

Fellow Shareholders,
     Over the past six months, one universal investing theme seems to have emerged: while significant shifts may characterize recent market activity, it doesn’t mean investors can’t benefit. Opportunity abounds for those know how to capitalize on it...and for those who want to defend against such market shifts by investing in the American Beacon Treasury Inflation Protected Securities (TIPS) Fund.
     Like so many of our funds, our TIPS Fund is conservatively managed for the longer term—helping to keep its investors in a position to ride out the inevitable economic storms, whenever and wherever they occur.
     For the six-month period ended June 30, 2010, the American Beacon TIPS Fund (Institutional Class) generated 3.15%. This return came at a time when inflation has become less of an immediate concern and the federal funds rate finished the reporting period below zero in real terms.
     Given that shifting global markets often give rise to new opportunities, American Beacon continuously looks for new and innovative strategies for capitalizing on them. This year, that led to the addition of three new actively managed funds to our lineup: the American Beacon Global Real Estate, American Beacon Zebra Small Cap Equity and American Beacon Zebra Large Cap Equity Funds.*
     Our fund selection is also a reflection of our commitment to you, a commitment we summarize as: Oversight 360. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments.
Best Regards,

Gene L. Needles, Jr.
President
American Beacon Funds

*	Securities of these Funds may only be sold by offering each Funds’ Prospectus and Summary Prospectus. You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in each Funds’ Prospectus and Summary Prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-967-9009. Please read the Prospectus and Summary Prospectus carefully before investing.
There is no guarantee that the investment objective will be met of the American Beacon Zebra Large Cap Equity Fund. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Zebra Small Cap Equity Fund. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Global Real Estate Fund. Investing in a global fund concentrating in real estate securities involves special risks, such as declines in the value of real estate as well as increased susceptibility to adverse economic, political, or regulatory developments affecting the industry. Investing in one economic sector, such as real estate, may result in greater price fluctuations than owning a portfolio of diversified investments. Changes in interest rates may also affect the value of the Fund’s investments in real estate securities. The real estate industry tends to be cyclical and therefore such cycles may adversely affect the value of the Fund’s portfolio. The Fund may invest in smaller and mid-size companies. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability, and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets. By itself, the Fund does not constitute a complete investment plan and should be considered a long term investment for investors who can afford to weather changes in the value of their investments. Some of the Fund’s investments may be considered speculative and are not appropriate for individuals who require safety of principal or stable income from their investments.

1

Market Overview
June 30, 2010 (Unaudited)
     Though the U.S. economy continues to recover, its strength and the sustainability of the recovery remain a matter of concern. The cyclical tailwinds-low inflation, inventory rebuilding and massive government support-have provided a needed boost to growth, but their positive effects may be waning in the face of even stronger structural headwinds. High unemployment, fiscal imbalances among national, state, and local governments, and still-tight credit conditions all remain in place and are not expected to subside any time soon. The estimates for Gross Domestic Product during the second quarter of 2010 reflect this. It’s expected that while the economy was still expanding, it was doing so at a lower rate, which is estimated to be 2.4%. That is far more modest than the 3.7% real rate of growth experienced in the first quarter of 2010.
     Concern for the slowing rate of growth led the Federal Open Market Committee (FOMC) to leave the overnight fed funds rate unchanged at each of its four meetings over the first half of the year. Given the low level of inflation, and persistently high unemployment, it is expected that the FOMC will maintain its overnight rate near the current range of 0.00% to 0.25% for quite some time.
     For its part, inflation, as measured by the Consumer Price Index (CPI), has been extremely tame. In fact, one commonly watched CPI statistic declined in the second quarter of 2010 to its lowest level in over 40 years. This was the year-over-year change in the CPI, excluding food and energy. It rose 0.9% in each month in the second quarter, and these 0.9% increases were the smallest increases since 1966. Inflation expectations as evidenced by market-based breakeven inflation rates (the spread between similar maturity nominal and inflation-protected securities) declined over the first half of the year. For example, according to Bloomberg, the breakeven inflation rate in five years for the 5-Year Treasury Note fell from 2.91% in early February to 2.20% in late June. Significant slack in the U. S. economy, given a high unemployment rate and low capacity utilization rate, suggests that inflation likely will not be a major concern in the near future.
Market Performance
     As a result of moderating growth and low inflation, Treasury Inflation Protected Securities (TIPS) posted solid returns for the first half of 2010 as heightened risk premiums throughout the global financial markets led to lower real yields for these securities. The 30 to 35 basis point (0.30% — 0.35%) decline in real yields began early in the reporting period in response to the increased sovereign debt risk associated with the deteriorating fiscal outlooks for the peripheral European economies.
     However, the early-year rally unwound in late March when concerns over the supply of nominal Treasuries combined with a short-term absence of buyers. That absence was associated with quarter-end reporting requirements for securities dealers. By April, the rally was back in full force as real yields fell almost 60 basis points (0.60%) from early April until the end of June. The increased uncertainty around the European financial markets, including the impact of potential sovereign defaults on the health of European banking system, led to a more widespread downgrading of global growth expectations including the U.S. where market participants began assessing the likelihood of a double dip recession.
     Despite good total returns, TIPS underperformed nominal Treasury securities during the quarter as forces that led to lower yields were also consistent with lower inflation expectations. In addition to lower inflation expectations, the actual inflation reported during the period generally came in below consensus expectations.
     This led to further pressure on TIPS valuations relative to nominal Treasury securities. Standing out among the components leading inflation downward was housing—specifically, the owner’s equivalent rent that carries a weight of about 25% of the total CPI.
     The inflation accrual for the period was a modest 84 basis points (0.84%) as the year-over-year headline CPI fell from 2.7% in December to 1.1% in June. The gross supply in TIPS for the first half was a healthy $37 billion. However, due to maturities, the net supply was minus $9 billion, which helped support values. The material inflows into TIPS funds that characterized much of the second half of 2009—and supported pricing—declined significantly during the reporting period as expectations for rising inflation waned.

2

Performance Overview
American Beacon Treasury Inflation Protected Securities FundSM
June 30, 2010 (Unaudited)
     The Institutional Class of the Fund returned 3.15% for the six months ended June 30, 2010, trailing the Barclays Capital 1-10 Year U.S. TIPS Index (the “Index”) return of 3.17% and the Lipper TIPS Index return of 4.60%.

	Annualized Total Returns
	Periods Ended 6/30/10			Since
	6			Inception
	Months*	1 Year	5 Years	6/30/04
Institutional Class(1,6,7)	3.15%	8.59%	4.77%	4.92%
Y Class (1,3,6,7)	3.05%	8.49%	4.75%	4.90%
Investor Class(1,2,6,7)	2.86%	8.17%	4.65%	4.81%
A Class without sales load (1,4,6,7)	2.76%	8.07%	4.63%	4.80%
A Class with load (1,4,6,7)	-2.16%	2.96%	3.62%	3.95%
Barclays Capital 1-10 Yr. U.S. TIPS Index(5)	3.17%	8.52%	5.07%	5.32%
Barclays Capital U.S. TIPS Index(5)	4.41%	9.52%	4.98%	5.69%
Lipper TIPS Index(5)	4.60%	10.79%	4.36%	5.25%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	Fund performance for the five-year and since inception periods represents the total returns achieved by the Institutional Class up to 3/2/09, the inception date of the Investor Class, and the returns of the Investor Class since its inception. Expenses of the Investor Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Investor Class been in existence since 6/30/04.

3.	Fund performance represents the total returns achieved by the Institutional Class up to 3/1/10, the inception date of the Y Class, and the returns of the Y Class since its inception. Expenses of the Y Class are higher than those of the Institutional Class. As a result, total returns shown may be higher than they would have been had the Y Class been in existence since 6/30/04.

4.	Fund performance represents the total returns achieved by the Institutional Class from 6/30/04 up to 3/1/09, and the Investor Class from 3/2/09 up to 3/1/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Institutional and Investor Classes. As a result, total returns shown may be higher than they would have been had the A Class been in existence since 6/30/04. Maximum sales charge is the maximum front-end sales charge (load) imposed on purchases (as a % of offering price). A Class has a maximum sales charge of 4.75%.

5.	The Barclays Capital 1-10 Yr. U.S. TIPS Index is an unmanaged market index comprising U.S. Treasury inflation-indexed securities with maturities between one and ten years while the Barclays Capital U.S. TIPS Index includes all maturities. The Lipper TIPS Index tracks the results of the 30 largest mutual funds in the Lipper TIPS category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

6.	A portion of the fees charged to the Investor Class of the Fund was waived from its inception. A portion of the fees charged to the Institutional Class of the Fund has been waived since 2005. Performance prior to waiving fees was lower than the actual returns shown.

7.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Institutional, Y, Investor, and A Class shares was 0.36%, 0.46%, 0.68%, and 0.86%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     The Fund produced strong absolute returns for the six-month time period. TIPS rallied during the first half of 2010, amid downgraded global growth expectations and the increased risk aversion and uncertainty surrounding the European financial environment.
     From a yield curve positioning standpoint during the period, the Fund’s underweight position in 1-3 year maturity TIPS benefited performance relative to the Index, but not enough to compensate for value lost due to Fund expenses. The Fund’s average modified duration was in-line with the Index for the six-month period.
     The Fund remains focused on investing in TIPS to provide inflation protection and income to its shareholders.

3

Market Overview
June 30, 2010 (Unaudited)
Top Ten Holdings

% of
Net Assets
U.S. Treasury Note, 1.875%, Due 7/15/2015	13.1%
U.S. Treasury Note, 3.000%, Due 7/15/2012	11.7%
U.S. Treasury Note, 1.250%, Due 4/15/2014	10.2%
U.S. Treasury Note, 1.625%, Due 1/15/2015	9.4%
U.S. Treasury Note, 2.375%, Due 1/15/2017	7.1%
U.S. Treasury Note, 2.125%, Due 1/15/2019	6.3%
U.S. Treasury Note, 1.875%, Due 7/15/2019	6.2%
U.S. Treasury Note, 2.000%, Due 1/15/2014	6.1%
U.S. Treasury Note, 2.625%, Due 7/15/2017	4.7%
U.S. Treasury Note, 2.500%, Due 7/15/2016	4.5%
Sector Allocation

% of
Fixed Income
U.S. Treasury Obligations	100.0%
See accompanying notes

4

Fund Expenses
American Beacon Treasury Inflation Protected Securities FundSM
June 30, 2010 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.
Actual Expenses
     The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	1/1/10	6/30/10	1/1/10-6/30/10
Institutional Class*
Actual	$1,000.00	$1,031.49	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.55	$1.25
Y Class**
Actual	$1,000.00	$1,021.46	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,014.80	$1.93
Investor Class*
Actual	$1,000.00	$1,028.63	$3.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16
A Class***
Actual	$1,000.00	$1,005.79	$1.18
Hypothetical (5% return before expenses)	$1,000.00	$1,004.95	$1.18

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 0.25% and 0.63% for the Institutional and Investor Classes, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	Beginning account value for A Class is the inception date of 3/1/10. Expenses are equal to the Class annualized expense ratio for the period of 0.57% multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (122) by days in the year (365).

***	Beginning account value for A Class is the inception date of 5/17/10. Expenses are equal to the Class annualized expense ratio for the period of 0.98% multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (45) by days in the year (365).

5

American Beacon Treasury Inflation Protected Securities Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Par Amount	Value
	(dollars in thousands)
U.S. TREASURY OBLIGATIONS — 98.58%
2.00%, Due 4/15/2012*	$4,029	$4,173
3.00%, Due 7/15/2012*	22,448	23,881
0.63%, Due 4/15/2013*	6,523	6,657
1.88%, Due 7/15/2013*	4,878	5,160
2.00%, Due 1/15/2014*	11,796	12,566
1.25%, Due 4/15/2014*	20,061	20,943
2.00%, Due 7/15/2014*	2,743	2,943
1.63%, Due 1/15/2015*	18,272	19,289
0.50%, Due 4/15/2015*	1,152	1,167
1.88%, Due 7/15/2015*	25,082	26,876
2.00%, Due 1/15/2016*	6,310	6,807
2.50%, Due 7/15/2016*	8,368	9,312
2.38%, Due 1/15/2017*	13,269	14,649
2.63%, Due 7/15/2017*	8,514	9,605
1.63%, Due 1/15/2018*	1,738	1,832
1.38%, Due 7/15/2018*	6,788	7,036
2.13%, Due 1/15/2019*	11,910	12,997
1.88%, Due 7/15/2019*	11,940	12,800
1.38%, Due 1/15/2020*	3,730	3,819

Total U.S. Treasury Obligations		202,512

	Shares
SHORT-TERM INVESTMENTS — 0.24%
JPMorgan U.S. Government Money Market Fund	487,576	488

TOTAL INVESTMENTS — 98.82% (Cost $199,670)		203,000
OTHER ASSETS, NET OF LIABILITIES — 1.18%		2,416
TOTAL NET ASSETS — 100.00%		$205,416

Percentages are stated as a percent of net assets.

*	Inflation-Indexed Note.
See accompanying notes

6

American Beacon Treasury Inflation Protected Securities Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in securities, at value A	$203,000
Dividends and interest receivable	1,623
Receivable for fund shares sold	1,221
Receivable for expense reimbursement	16
Prepaid expenses	24

Total assets	205,884

Liabilities:
Payable for fund shares redeemed	375
Management and investment advisory fees payable (Note 2)	39
Administrative service and service fees payable	27
Professional fees payable	11
Other liabilities	16

Total liabilities	468

Net assets	$205,416

Analysis of Net Assets:
Paid-in-capital	218,419
Undistributed net investment income	2,172
Accumulated net realized loss	(18,505)
Unrealized appreciation of investments, futures contracts, and foreign currency	3,330

Net assets	$205,416

Shares outstanding (no par value):
Institutional Class	18,184,627

Y Class	19,095

Investor Class	1,411,341

A Class	97

Net asset value, offering and redemption price per share:
Institutional Class	$10.48

Y Class	$10.47

Investor Class	$10.42

Net asset value and redemption price per share:
A Class	$10.41

Maximum offering price per share:
A Class	$10.93

A Cost of investments in securities	$199,670
See accompanying notes

7

American Beacon Treasury Inflation Protected Securities Fund
Statement of Operations
Six Months ended June 30, 2010 (Unaudited) (in thousands)

Investment Income:
Dividend income from unaffiliated securities	$1
Interest income	2,243

Total investment income	2,244

Expenses:
Management and investment advisory fees (Note 2)	109
Administrative service fees (Note 2):
Institutional Class	124
Investor Class	20
Transfer agent fees:
Institutional Class	8
Custody and fund accounting fees	18
Professional fees	17
Registration fees and expenses	14
Service fees:
Investor Class (Note 2)	17
Prospectus and shareholder reports	5
Trustee fees	6
Other expenses	5

Total expenses	343

Net fees waived and expenses reimbursed by Manager (Note 2)	(90)

Net expenses	253

Net investment income	1,991

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	2,395
Change in net unrealized appreciation or depreciation of:
Investments	1,243

Net gain on investments	3,638

Net increase in net assets resulting from operations	$5,629

See accompanying notes

8

American Beacon Treasury Inflation Protected Securities Fund
Statement of Changes of Net Assets (in thousands)

	Six Months
	Ended	Year Ended
	June 30,	December
	2010	31, 2009
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,991	$953
Net realized gain on investments, futures contracts, and foreign currency transactions	2,395	2,897
Change in net unrealized appreciation of investments, futures contracts, and foreign currency translations	1,243	9,275

Net increase in net assets resulting from operations	5,629	13,124

Distributions to Shareholders:
Net investment income:
Institutional Class	—	(789)
Investor Class	—	(28)

Net distributions to shareholders	—	(817)

Capital Share Transactions:
Proceeds from sales of shares	67,122	82,724
Reinvestment of dividends and distributions	—	615
Cost of shares redeemed	(29,036)	(74,134)

Net increase in net assets from capital share transactions	38,086	9,205

Net increase in net assets	43,715	21,512

Net Assets:
Beginning of period	161,701	140,189

End of Period *	$205,416	$161,701

* Includes undistributed net investment income of	$2,172	$181

See accompanying notes

9

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
1. Organization and Significant Accounting Policies
     American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Treasury Inflation Protected Securities Fund (the “Fund”), a series of the Trust.
     American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
Class Disclosure
     March 1 and May 17, 2010 are the inception dates of the Y and A Classes, respectively.
     The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Institutional Class	Investors making an initial investment of $250,000
Y Class	Investors making an initial investment of $100,000
Investor Class	General public and investors investing through an intermediary
A Class	General public and investors investing through an intermediary with applicable sales charges
     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
     Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.
Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.
     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).

10

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
Valuation Inputs
     Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2010 the Fund’s investments were classified as follows (in thousands):

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$202,512	$—	$202,512
Short-Term Investments	488	—	—	488

Total Investments	488	202,512	—	203,000
Security Transactions and Investment Income
     Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
     Dividend income is recorded on the ex-dividend date. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
     Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity.
Dividends to Shareholders
     Dividends from net investment income of the Fund normally will be declared and paid at least semi-annually. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

11

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
Other
     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. Investment assets of the Fund may be managed by multiple investment advisors which have entered into separate investment advisory agreements with the Manager. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisors hired by the Manager to direct investment activities of the Fund. Management fees paid during the six months ended June 30, 2010 were as follows:

		Amounts paid to	Net Amounts Retained
Management Fee Rate	Management Fee	Investment Advisors	by Manager
0.15% — 0.19%	$109,194	$64,480	$44,714
Administrative Services Agreement
     The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.15% of the average daily net assets of the Institutional Class, 0.30% of the average daily net assets of the Y and Investor Classes and 0.40% of the average daily net assets of the A Class of the Fund.
Distribution Plans
     The Trust, except for the A Class of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Trust does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Trust shares.
     A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to rule 12b-1 under the Act for the A Class of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.
Services Plan
     The Manager and the Trust entered into a Service Plan which obligates the Manager to oversee additional shareholder servicing of the Y, Investor, and A Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee of 0.10% of the average

12

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
daily net assets of the Y Class, 0.15% of the average daily net assets of the A Class, and up to 0.375% of the average daily net assets of the Investor Class of the Fund.
Investment in Affiliated Funds
     The Fund may invest in the American Beacon Money Market Select Fund and the American Beacon US Government Money Market Select Fund (collectively the “Select Funds”). The Fund and the Select Funds have the same investment advisor and, therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee equal to 0.09% of the Select Funds’ average daily net assets. During the six months ended June 30, 2010, the Fund did not invest in the Select Funds.
Interfund Lending Program
     Pursuant to an exemptive order by the Securities Exchange Commission (the “SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended June 30, 2010, the Fund did not utilize the credit facility.
Reimbursement of Expenses
     The Manager voluntarily agreed to reimburse a portion of its Administrative Service fee for the Institutional Class and other expenses of the Investor Class. For the six months ended June 30, 2010, the Manager reimbursed expenses of $82,708 and $7,212 for the Institutional and Investor Classes, respectively.
     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The Fund has not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.
Sales Commissions
     The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”) may receive a portion of A Class sales charges from broker dealers and it may be used to offset expenses that the Manager pays to Foreside. Since May 17th (the inception date of the A Class) there has been $0 in sales commissions from the sale of Class A shares that were received by Foreside.
3. Federal Income and Excise Taxes
     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.
     The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of

13

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the period ended June 30, 2010 and the fiscal year ended December 31, 2009 were as follows (in thousands):

	Institutional		Y
	Six Months
	Ended	Year Ended	Period Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
Distributions paid from:	(unaudited)	2009	(unaudited)	2009
Ordinary income*	$—	$789	$—	N/A

	Investor		A
	Six Months
	Ended	Year Ended	Period Ended	Year Ended
	June 30, 2010	December 31,	June 30, 2010	December 31,
Distributions paid from:	(unaudited)	2009	(unaudited)	2009
Ordinary income*	$—	$28	$—	N/A

*	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
     As of June 30, 2010, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$199,842
Unrealized appreciation	3,159
Unrealized depreciation	(1)

Net unrealized appreciation/(depreciation)	3,158
Undistributed ordinary income	(1,461)
Undistributed long-term gain/(loss)	(2,172)

Distributable earnings	$13,003

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash.
     Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.
     Accordingly, the following amounts represent current year permanent differences that have been reclassified as of June 30, 2010 (in thousands):

Paid in capital	$0
Undistributed net investment income	0
Accumulated net realized gain (loss)	(1)
Unrealized appreciation (depreciation) of investments and foreign currency	1
     At June 30, 2010, the capital loss carry forward positions for federal income tax purposes were $12,965 and $5,368 expiring in 2016 and 2017, respectively (in thousands).
     The Fund utilized $2,275 (in thousands) of net capital loss carryovers for the six months ended June 30, 2010.

14

American Beacon Treasury Inflation Protected Securities Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
4. Investment Transactions
     Purchases and proceeds from sales of investments for the six months ended June 30, 2010, excluding short-term investments, were $197,635,867 and $158,026,026, respectively. These amounts also represent purchases and sales of U.S. Government securities.
5. Capital Share Transactions
     The tables below summarize the activity in capital shares (dollars and shares in thousands):
Six Months Ended June 30, 2010

	Institutional Class		Y Class		Investor Class		A Class
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,412	$55,905	19	$198	1,079	$11,018	—	$1
Reinvestment of dividends	–	–	–	–	–	–	–	–
Shares redeemed	(2,569)	(26,496)	–	–	(247)	(2,540)	–	–

Net increase in shares outstanding	2,843	$29,409	19	$198	832	$8,478	—	$1

Year Ended December 31, 2009

	Institutional Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	7,637	$75,743	709	$6,981
Reinvestment of dividends	58	587	3	28
Shares redeemed	(7,594)	(72,804)	(132)	(1,330)

Net increase in shares outstanding	101	$3,526	580	$5,679

6. Subsequent Events
     Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements and determined that there are no material events that would require disclosure in the Fund’s financial statements.

15

American Beacon Treasury Inflation Protected Securities Fund
Financial Highlights
(For a share outstanding throughout the period)

	Institutional Class										Y Class		Investor Class				A Class
	Six
	Months														March		May
	Ended										March		Six Months		2 to		17 to
	June 30,		Year Ended December 31,								1 to June		Ended June		December		June 30,
	2010		2009A	2008	2007B		2006		2005		30, 2010		30, 2010		31, 2009A		2010
	(unaudited)										(unaudited)		(unaudited)				(unaudited)
Net asset value, beginning of period	$10.16		$9.20	$10.18	$9.53		$9.75		$10.16		$10.25		$10.13		$9.25		$10.35

Income from investment operations:
Net investment income	0.10		0.06	0.80	0.45		0.29		0.56	C	0.03		0.10	C	0.14		0.03
Net gains (losses) on securities (both realized and unrealized)	0.22		0.95	(0.98)	0.59		(0.19)		(0.37)		0.19		0.19	C	0.79		0.03

Total income (loss) from investment operations	0.32		1.01	(0.18)	1.04		0.10		0.19		0.22		0.29		0.93		0.06

Less distributions:
Dividends from net investment income	–		(0.05)	(0.80)	(0.39)		(0.29)		(0.55)		–		–		(0.05)		—
Distributions from net realized gains on securities	–		–	–	–		–		(0.05)		–		–		—		—
Tax return of capital	–		–	–	0.00	D,E	(0.03	)D	–		–		–		—		—

Total distributions	–		(0.05)	(0.80)	(0.39)		(0.32)		(0.60)		–		–		(0.05)		—

Net asset value, end of period	$10.48		$10.16	$9.20	$10.18		$9.53		$9.75		$10.47		$10.42		$10.13		$10.41

Total return	3.15	%F	11.00%	(2.09)%	11.22%		1.05%		1.86%		2.15	%F	2.86	%F	10.05	%F	0.58	%F

Ratios and supplemental data:
Net assets, end of period (in thousands)	$190,508		$155,833	$140,189	$223,697		$33,792		$30,584		$200		$14,707		$5,868		$1
Ratios to average net assets (annualized):

Expenses, after expense reimbursements (recoupments)	0.25%		0.26%	0.25%	0.43%		0.49%		0.44%		0.57	%G	0.63%		0.65	%G	0.98	%G

Expenses, before expense reimbursements (recoupments)	0.35%		0.36%	0.29%	0.43%		0.49%		0.39%		0.57	%G	0.74%		0.81	%G	0.98	%G

Net investment income, after expense reimbursements (recoupements)	2.25%		0.69%	5.19%	4.74%		2.94%		5.45%		2.83	%G	1.88%		3.20	%G	2.58	%G

Net investment income, before expense reimbursements (recoupments)	2.15%		0.59%	5.15%	4.74%		2.94%		5.50%		2.83	%G	1.78%		3.04	%G	2.58	%G
Portfolio turnover rate	88	%F	180%	128%	139%		259%		355%		88	%F,I	88	%F	180	%H	88	%F,I

A	Standish Mellon Asset Management Company, LLC was added as an investment advisor on December 11, 2009.

B	Brown Brothers Harriman & Co. was removed as an investment advisor to the Treasury Inflation Protected Securities Fund on November 30, 2007.

C	Based on average shares outstanding.

D	The tax return of capital is calculated based on outstanding shares at the time of distribution.

E	Amount represents less than $0.01 per share.

F	Not annualized.

G	Annualized.

H	Portfolio turnover rate is for the period from January 1 through December 31, 2009.

I	Portfolio turnover rate is for the period from January 1 through June 30, 2010.

16

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
     At its May 25, 2010 meeting, the Board of Trustees (“Board”) considered the renewal of each existing Management Agreement between the Manager and the American Beacon Funds (the “Funds”) and each Investment Advisory Agreement between the Manager and a subadvisor (“Investment Advisory Agreements”) In preparation for the Board’s consideration to renew the Management Agreement and each Investment Advisory Agreement, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager, the subadvisors and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.
     In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 10, 2010 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.
     In connection with the Board’s consideration of the Management Agreement and each Investment Advisory Agreement, the Trustees considered, among other materials, responses by the Manager and the subadvisors to inquiries requesting:
•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a copy of the firm’s most recent audited or unaudited financial statements, as well as Parts 1 and II of its Form ADV registration statement with the SEC;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm’s performance was materially below that of the peer group;

•	a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

•	an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

•	a description of any payments by the subadvisers to the manager to support the Funds’ marketing efforts;

•	an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

•	confirmation that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;

•	a description of any internal actions the firm has taken or anticipates taking in light of the current and projected decrease in revenues from prior years as a result of the current economic environment that may affect or are expected to affect the services performed for the Funds;

17

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
•	a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the firm’s involvement in other activities;

•	a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a discussion regarding the firm’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm’s methodology for obtaining best execution and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the firm has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of trade allocation procedures among accounts managed by the firm;

•	a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates

•	a certification by the firm regarding the reasonable design of its compliance program;

•	information regarding the firm’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

•	a description of the firm’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the firm’s controlling persons; and

•	verification of the firm’s insurance coverage with regards to the services provided to the Funds.
     In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:
•	a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and each Fund versus the respective peer group average;

•	a discussion, if applicable, of any underperformance by a subadvisor relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

•	a comparison of advisory fees and expense ratios for comparable mutual funds;

•	an analysis of any material complaints received from Fund shareholders;

18

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
•	a description of the extent to which the Manager monitors the investment activities and financial conditions of each subadvisor to the Funds;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for each Fund and, as applicable, each subadvisor to a Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.
     In connection with the Management Agreement and each Investment Advisory Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.
     Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 10, 2010 at which the Trustees reviewed the investment performance of the Manager and each subadvisor and the primary factors considered by the Board at its May 25, 2010 meeting at which the Board considered the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement and each Investment Advisory Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Agreements. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of each Agreement were reasonable and fair and that the renewal of each Agreement was in the best interests of the Funds and their shareholders.
Considerations With Respect to All Funds
     In determining whether to renew the Management Agreement and each Investment Advisory Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement and the Investment Advisory Agreements for all of the Funds were considered at the May 25, 2010 meeting, the Board considered each Fund’s investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund and, as applicable, each subadvisor for a Fund; (3) the costs incurred by the Manager and (to the extent provided) the subadvisors in rendering their services and their resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional funds); and (7) any other

19

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.
     Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s generally favorable long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the manager’s commitment to increase assets in the Funds as demonstrated, for example, by the recent substantial increase in sales personnel; the Manager’s continuing efforts to add new series and share classes to enhance the Funds’ product line; the Manager’s high quality of services; the Manager’s active role in monitoring and, as appropriate recommending additional or replacement subadvisors; and efforts made by the Manager to retain key employees and maintain staff levels.
     With respect to the renewal of each Investment Advisory Agreement, the Trustees considered the background and experience of each subadvisor’s investment personnel responsible for managing the Funds, the size of the subadvisor and their ability to continue to attract and retain qualified investment personnel. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management and advisory services provided by the Manager and each subadvisor were appropriate for each Fund and, thus, determined to renew the Management Agreement and the Investment Advisory Agreement for each Fund.
     Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. The Manager also noted that it generally was satisfied with the performance of the subadvisors. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”
     Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager and a subadvisor by Fund, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.
     The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain classes of the Funds. The Board further considered that each subadvised Fund pays the Manager the amounts due to its subadvisors, and the Manager remits these amounts directly to the applicable subadvisors. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.
     In analyzing the cost of services and profitability for each subadvisor in connection with its investment advisory services to the Fund, the Board considered that, in many cases, the Manager has negotiated the lowest subadvisory fee a subadvisor charges for any comparable client accounts. The Board gave less weight to profitability considerations or did not view this data as imperative to its deliberations given the arm’s length

20

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fees.
     Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager and the subadvisors. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”
     Economies of Scale. In considering the reasonableness of the management and investment advisory fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rates chargeable to the Funds, many subadvisors have agreed to take into account assets of AMR and its pension plans that are managed by the subadvisors. Thus, the Funds are able to receive lower effective fee rates. The Board also noted the Manager’s representation that assets in the Funds’ complex increased during 2009, primarily due to market appreciation.
     In addition, the Board noted the Manager’s representation that, due to the existing low cost structure of the Funds, further breakpoints in the management fee would not be appropriate at this time. The Board also considered that the management fee for the Money Market Funds is amongst the lowest in the industry. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.
     Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. The Board also considered that the Manager’s relationship with the Funds and the money market portfolios continues to be a significant factor in attracting separate account assets for the Manager and the Manager’s use of the Large Cap Value Fund model for an actively managed exchange traded fund, managed by the Manager.
     In addition, the Manager noted that the Funds also derive benefits from their association with the Manager. Specifically, the Board noted that the benefit plans of AMR Corporation, which are managed by the Manager, remain the largest or one of the largest shareholders in most of the Funds and the Manager’s representation that it provides services to the Funds at a lower than industry average cost. The Board considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds. The Board also considered that, with the exception of the Emerging Markets Fund, the Funds did not pay commissions to any affiliated broker-dealer of the Manager or the relevant subadvisor during the most recent fiscal year ended December 31, 2009.
     Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.
Additional Considerations and Conclusions with Respect to the Treasury Inflation Protected Securities Fund
     The performance comparisons below were made versus each Fund’s Lipper peer universe median. References to the Lipper expense universe below are to the universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper.
     In considering the renewal of the Management Agreement for the Treasury Inflation Protected Securities Fund, the Trustees considered the following additional factors: (1) the Treasury Inflation Protected Securities Fund outperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2010;

21

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
and (2) the expense ratio of the Institutional Class of Fund shares was the lowest of its Lipper expense universe.
     In considering the renewal of the Investment Advisory Agreement with NISA Investment Advisors LLC (“NISA”), the Trustees considered the following additional factors: (1) NISA outperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2010; (2) representations by NISA regarding fee rates charged it charges to other comparable clients; (3) whether NISA uses Fund commissions to obtain proprietary or third-party research; and (4) the Manager’s recommendation to continue to retain NISA.
     Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager and the subadvisor under the Agreements are fair and reasonable, (2) determined that the Treasury Inflation Protected Securities Fund and its shareholders would benefit from the Manager’s and subadvisor’s continued management of the Fund and (3) approved the renewal of the Management and Investment Advisory Agreements with respect to the Treasury Inflation Protected Securities Fund.

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24

Delivery of Documents
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Call (800) 658-5811	American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian	Transfer Agent	Independent Registered	Distributor
State Street Bank and	Boston Financial Data	Public Accounting	Foreside Fund Services,
Trust	Services	Firm	LLC
Boston, Massachusetts	Kansas City, Missouri	Ernst & Young LLP	Portland, Maine
Dallas, Texas
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus or summary prospectus.
American Beacon Funds and American Beacon Treasury Inflation Protected Securities Fund are service marks of American Beacon Advisors, Inc
SAR 6/10

GUIDANCE | VISION | EXPERIENCE

American Beacon FUNDS℠

Semi-Annual Report

June 30, 2010

About American Beacon Advisors
Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability and differences in accounting standards. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and each Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Funds	June 30, 2010

Fellow Shareholders,
     Over the past six months, one universal investing theme seems to have emerged: while significant shifts may characterize recent market activity, it doesn’t mean investors can’t benefit. Opportunity abounds for those know how to capitalize on it.
     Each Fund seeks to match the performance of its underlying index as closely as possible before the deduction of fund expenses. This means that while investors may ride the index down, they will capture the entirety of the move back up during a recovery.
     During the six-month period ended June 30, 2010, index investors experienced the downside market turn as the American Beacon S&P Index Fund (Institutional Class) declined 6.67%; the American Beacon Small Cap Index Fund (Institutional Class) experienced a downturn of 1.89% and the American Beacon International Equity Index Fund (Institutional Class) finished the reporting period down 14.07%.
     Given that shifting global markets often give rise to new opportunities, American Beacon continuously looks for new and innovative strategies for capitalizing on them. This year, that led to the addition of three new actively managed funds to our lineup: the American Beacon Global Real Estate, American Beacon Zebra Small Cap Equity and American Beacon Zebra Large Cap Equity Funds.*
     As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at americanbeaconfunds.com.
     Thank you for your continued investment in the American Beacon Funds, and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.

Sincerely,

Gene L. Needles, Jr.
President
American Beacon Funds
Securities of these Funds may only be sold by offering each Funds’ Prospectus and Summary Prospectus. You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in each Funds’ Prospectus and Summary Prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-967-9009. Please read the Prospectus and Summary Prospectus carefully before investing.
There is no guarantee that the investment objective will be met of the American Beacon Zebra Large Cap Equity Fund. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Zebra Small Cap Equity Fund. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Global Real Estate Fund. Investing in a global fund concentrating in real estate securities involves special risks, such as declines in the value of real estate as well as increased susceptibility to adverse economic, political, or regulatory developments affecting the industry. Investing in one economic sector, such as real estate, may result in greater price fluctuations than owning a portfolio of diversified investments. Changes in interest rates may also affect the value of the Fund’s investments in real estate securities. The real estate industry tends to be cyclical and therefore such cycles may adversely affect the value of the Fund’s portfolio. The Fund may invest in smaller and mid-size companies. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability, and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets. By itself, the Fund does not constitute a complete investment plan and should be considered a long term investment for investors who can afford to weather changes in the value of their investments. Some of the Fund’s investments may be considered speculative and are not appropriate for individuals who require safety of principal or stable income from their investments.

Performance Overview
American Beacon S&P 500® Index Fund
June 30, 2010 (Unaudited)
     For the six months ended June 30, 2010, the total return of the Institutional Class of the American Beacon S&P 500 Index Fund was -6.67%, slightly behind the S&P 500 Index (the “Index”) return of -6.65% but ahead of the Lipper S&P 500 Objective Funds Index return of -6.77%.

	Annualized Total Returns
	Periods Ended 6/30/10
	6 Months*	1 Year	5 Years	10 Years
Institutional Class(1,4)	-6.67%	14.57%	-0.83%	-1.70%
Investor Class(1,2,4)	-6.91%	14.18%	-1.28%	-2.13%
Lipper S&P 500 Objective Funds Index (3)	-6.77%	14.18%	-0.99%	-1.82%
S&P 500 Index (3)	-6.65%	14.43%	-0.79%	-1.59%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	A portion of the fees charged to the Investor Class of the Fund was waived through 2002. Performance prior to waiving fees was lower than the actual returns shown for periods prior to 2002.

3.	The Lipper S&P 500 Objective Funds Index tracks the results of the 30 largest mutual funds in the Lipper S&P 500 Objective Funds category. Lipper is an independent mutual fund research and ranking service. The S&P 500 Index is a market capitalization weighted index of common stocks publicly traded in the U.S. One cannot invest directly in an index.

4.	The total annual Fund operating expense ratios set forth in the most recent prospectus for the Institutional and Investor Class shares were 0.15% and 0.60%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report which are based on expenses incurred during the period covered by this report.
Performance Summary
     All ten sectors within the Index lost value during the first six months of 2010. The Materials, Energy and Information Technology sectors were particularly hard hit, down 12.4%, 12.2% and 10.6%, respectively, as fears of a double-dip recession weighed heavily on the minds of investors. For the Energy sector, the Gulf of Mexico situation further exacerbated the decline in share prices. The Industrial sector was the best performing in the Index, down only 0.7% for the period. A fall of nearly 10% in June erased gains earlier in the year leaving the Consumer Discretionary sector down 1.7% for the semi-annual period. The Financials sector likewise posted gains during the first quarter that were erased in the second quarter, resulting in a decline of 3.6% for the six-month period.
     Notable individual performers were Apple, Inc. (up 19.4%), Citigroup, Inc. (up 13.6%) and Berkshire Hathaway, Inc. (up 3.6%). Apple launched its “iPad” and early sales results were impressive. Citigroup also performed well due to its turnaround and continued recovery from a near collapse. Berkshire Hathaway was a new entrant to the Fund and the Index during the period. The stock was added with a weight of roughly 1% making it the largest addition to the Index in years.
     Exxon Mobil Corporation (down 15.2%), Microsoft Corporation (down 23.8%), and Google, Inc. (down 28.2%), three large and well known firms, were notable laggards during the period. Exxon Mobil appeared hurt by the disaster in the Gulf of Mexico, Microsoft suffered from investor fears of a slowing recovery, and Google sank as fallout from its battle with the Chinese government over censorship weighed on the stock price.
Portfolio Strategy
     The investment manager continues to utilize a replication strategy, owning all 500 names in the S&P 500 Index in approximately the same weightings as the Index. Therefore, the Fund is expected to continue to meet its objective of closely tracking, before expenses, the return of its benchmark, the S&P 500 Index.

†	The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in this fund.
S&P is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use, “Standard and Poor’s®”, “S&P”, “Standard & Poor’s 500”, “S&P 500” are all trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company.

Performance Overview
American Beacon S&P 500® Index Fund
June 30, 2010 (Unaudited)
Top Ten Holdings

% of
Equities*
Exxon Mobil Corp.	3.1%
Apple, Inc.	2.5%
Microsoft Corp.	1.9%
Procter & Gamble Co.	1.9%
Johnson & Johnson	1.8%
International Business Machines Corp.	1.7%
General Electric Co.	1.7%
JPMorgan Chase & Co.	1.6%
Bank of America Corp.	1.5%
AT&T, Inc.	1.5%

*	Percent of the equities of State Street Equity 500 Index Portfolio
Equity Sector Allocation

% of
Equities*
Information Technology	18.7%
Financials	16.3%
Health Care	12.1%
Consumer Staples	11.6%
Energy	10.7%
Industrials	10.3%
Consumer Discretionary	10.2%
Utilities	3.7%
Materials	3.4%
Telecommunication Services	3.0%

*	Percent of the equities of State Street Equity 500 Index Portfolio

†	The S&P 500 Index Fund is not sponsored, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in this fund.
S&P is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use, “Standard and Poor’s®”, “S&P”, “Standard & Poor’s 500”, “S&P 500” are all trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by State Street Bank and Trust Company.

Performance Overview
American Beacon Small Cap Index FundSM
June 30, 2010 (Unaudited)
     For the six months ended June 30, 2010, the total return of the Institutional Class of the American Beacon Small Cap Index Fund was -1.89%. The Fund’s performance was slightly ahead of the Russell 2000® Index (the “Index”) return of -1.95% and also ahead of the Lipper Small-Cap Core Funds Index return of -2.09% which consists primarily of actively managed funds.

	Annualized Total Returns
	Periods Ended 6/30/10
				Since
	6			Inception
	Months*	1 Year	5 Years	(7/31/00)
Institutional Class(1,3)	-1.89%	21.62%	0.35%	3.28%
Lipper Small-Cap Core Funds Index(2)	-2.09%	21.67%	1.15%	4.52%
Russell 2000 Index(2)	-1.95%	21.48%	0.37%	3.37%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Please note that the recent growth rate in the stock market helped to produce short-term returns that are not typical and may not continue in the future.

2.	The Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds category. Lipper is an independent mutual fund research and ranking service. The Russell 2000 Index is an unmanaged index comprising approximately 2,000 smaller-capitalization stocks from various industrial sectors. One cannot invest directly in an index.

3.	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.23%. The expense ratio above may vary from the expense ratio presented in other sections of this report which is based on expenses incurred during the period covered by this report.
Performance Summary provided by Blackrock Advisors, LLC
     At the beginning of 2010, we expected to see a modest cyclical recovery that was countered by the structural problems facing most of the developed world. For the first four months of the year, the cyclical recovery did dominate, but over the past two months, structural problems (especially those in Europe) began to win out, and risk assets (including US equities) have been struggling.
     Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis, some less-positive economic data and uncertainty over financial regulatory reform in the United States. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.
     In the United States, the Dow Jones Industrial Average fell 5.0% to 9,774, the S&P 500 Index declined 6.7% to 1,030 and the Nasdaq Composite lost 7.1% to end the period at 2,109.
Portfolio Strategy
     The Fund will continue to strive to meet its objective of closely replicating, before expenses, the return of its benchmark, the Russell 2000 Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

Performance Overview
American Beacon Small Cap Index FundSM
June 30, 2010 (Unaudited)
Top Ten Holdings

% of
Equities*
Salix Pharmaceuticals Ltd.	0.2%
Jack Henry & Associates, Inc.	0.2%
MFA Financial, Inc.	0.2%
TIBCO Software, Inc.	0.2%
Rock-Tenn Co.	0.2%
Nordson Corp.	0.2%
Highwoods Properties, Inc.	0.2%
Psychiatric Solutions, Inc.	0.2%
ev3, Inc.	0.2%
Deckers Outdoor Corp.	0.2%

*	Percent of equity portion of Master Small Cap Index Series
Equity Sector Allocation

% of
Equities
Financials	22%
Information Technology	16%
Consumer Discretionary	15%
Health Care	14%
Producer Durables	14%
Materials	7%
Energy	5%
Utilities	4%
Consumer Staples	3%

*	Percent of equity portion of Master Small Cap Index Series

Performance Overview
American Beacon International Equity Index FundSM
June 30, 2010 (Unaudited)
     For the six months ended June 30, 2010, the Institutional Class of the American Beacon International Equity Index Fund posted a total return of -14.07%, underperforming the MSCI EAFE Index (the “Index”) return of -13.23% and the Lipper International Funds Index return of -10.89%. Other than deduction of Fund expenses, the investment manager’s application of its fair valuation policy during the period was a significant driver of the Fund’s underperformance.

	Annualized Total Returns
	Periods Ended 6/30/10
				Since
				Inception
	6 Months*	1 Year	5 Years	(7/31/00)
Institutional Class(1,3)	-14.07%	4.44%	0.67%	0.42%
Lipper International Funds Index(2)	-10.89%	9.50%	2.62%	1.55%
MSCI EAFE Index(2)	-13.23%	5.92%	0.88%	0.60%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares.

2.	The Lipper International Funds Index tracks the results of the 30 largest mutual funds in the Lipper International Funds category. Lipper is an independent mutual fund research and ranking service. The MSCI EAFE Index is a market capitalization weighted index of international stock performance composed of equities from developed markets excluding the U.S. and Canada. One cannot invest directly in an index.

3.	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.23%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.
Performance Summary provided by Blackrock Advisors, LLC
     At the beginning of 2010, we expected to see a modest cyclical recovery that was countered by the structural problems facing most of the developed world. For the first four months of the year, the cyclical recovery did dominate, but over the last two months of the period, structural problems (especially those in Europe) began to win out, and risk assets (including global equities) struggled.
     Financial markets took a dramatic turn in late April, as investor sentiment became dominated by concerns over the European sovereign debt crisis and some less-positive economic data. Volatility levels moved noticeably higher over the past several months, and investors embarked on a renewed “flight to quality,” abandoning risk assets such as stocks in favor of safer alternatives, most notably US Treasury bonds and gold.
     International equities, as represented by the MSCI EAFE Index, declined 13.2% over the first six months of the year. Within international developed markets, Denmark (+3.8%) was the lone country to experience positive returns over the six month period, with Sweden (-0.2%) and Singapore (-1.3%) also outperforming on a relative basis.
     From a global sector perspective, all sectors experienced declines for the first six months of 2010, but on a relative basis the Industrials (-3.7%), Consumer Discretionary (-4.2%) and Consumer Staples (-4.5%) sectors were the best performers, while Energy (-17.2%), Materials (-13.8%) and Utilities (-12.8%) were the worst.
Portfolio Strategy
     The Fund continues to pursue its objective of closely replicating, before expenses, the return of its benchmark, the MSCI EAFE Index. It does so by investing in a subset of the securities in the Index such that the characteristics of the portfolio closely track the characteristics of the Index.

Performance Overview
American Beacon International Equity Index FundSM
June 30, 2010 (Unaudited)
Top Ten Holdings

% of
Equities*
Nestle S.A.	1.9%
HSBC Holdings plc.	1.8%
Vodafone Group plc.	1.2%
BHP Billiton Ltd.	1.2%
Novartis AG.	1.1%
Roche Holding Ltd.	1.1%
Toyota Motor Corp.	1.1%
Total S.A.	1.1%
Royal Dutch Shell plc.	1.0%
BP plc.	1.0%
Equity Sector Allocation

% of
Equities*
Financials	21.2%
Industrials	17.6%
Consumer Discretionary	15.2%
Health Care	9.6%
Materials	8.4%
Energy	7.8%
Telecommunication Services	6.8%
Consumer Staples	5.3%
Information Technology	5.2%
Utilities	2.9%

*	Percent of equity portion of Master Small Cap Index Series
Country Allocation

% of
Equities*
Japan	23.3%
United Kingdom	21.2%
France	9.9%
Australia	8.2%
Switzerland	8.0%
Germany	7.9%
Spain	3.5%
Sweden	2.9%
Italy	2.9%
Netherlands	2.7%
Hong Kong	2.5%
Singapore	1.7%
Belgium	1.0%
Denmark	1.0%
Finland	1.0%
Israel	0.9%
Norway	0.7%
Other	0.8%

*	Percent of equity portion of Master Small Cap Index Series

Fund Expenses
June 30, 2010 (Unaudited)
Fund Expense Example
     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in a particular Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.
Actual Expenses
     The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid During Period” row to estimate the expenses you paid on your account during this period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
Actual

	S&P 500	Small Cap	International		S&P 500
Institutional Class	Index	Index	Equity Index	Investor Class	Index
Beginning Account Value 1/1/10	$1,000.00	$1,000.00	$1,000.00	Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$933.26	$981.12	$859.28	Ending Account Value 6/30/10	$930.94
Expenses Paid During Period* 1/1/10 — 6/30/10	$0.67	$0.93	$1.15	Expenses Paid During Period* 1/1/10 — 6/30/10	$2.87
Annualized Expense Ratio	0.14%	0.19%	0.25%	Annualized Expense Ratio	0.60%
Hypothetical Example for Comparison Purposes
     The following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in a particular Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. Shareholders of the Institutional and Investor Classes that invest in a Fund through an IRA may be subject to a custodial IRA fee of $15 that is typically deducted each December. If your account was subject to a custodial IRA fee during the period, your costs would have been $15 higher.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by a Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Expenses Paid During Period” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.
Hypothetical

	S&P 500	Small Cap	International		S&P 500
Institutional Class	Index	Index	Equity Index	Investor Class	Index
Beginning Account Value 1/1/10	$1,000.00	$1,000.00	$1,000.00	Beginning Account Value 1/1/10	$1,000.00
Ending Account Value 6/30/10	$1,024.10	$1,023.85	$1,023.55	Ending Account Value 6/30/10	$1,021.82
Expenses Paid During Period* 1/1/10 — 6/30/10	$0.70	$0.95	$1.25	Expenses Paid During Period* 1/1/10 — 6/30/10	$3.01
Annualized Expense Ratio	0.14%	0.19%	0.25%	Annualized Expense Ratio	0.60%

*	Expenses are equal to each Fund’s annualized expense ratio for the six-month period multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

American Beacon Funds
Statements of Assets and Liabilities
June 30, 2010 (Unaudited) (in thousands, except share and per share amounts)

			International
	S&P 500 Index	Small Cap Index	Equity Index
	Fund	Fund	Fund
Assets:
Investment in Portfolio, at value	$313,605	$107,203	$231,401
Receivable for fund shares sold	881	1	745
Prepaid expenses	19	—	1

Total assets	314,505	107,204	232,147

Liabilities:
Payable for fund shares redeemed	10	220	1
Administrative service and service fees payable (Note 2)	20	4	9
Printing fees payable	27	8	34
Professional fees payable	4	7	2
Fund accounting fees payable	—	1	4
Sub-administration fees payable	—	3	4
Transfer agent fees payable	6	—	4
Trustee fees payable	3	—	2
Insurance fees payable	2	—	—
Registration fees payable	—	1	—
Other liabilities	5	1	2

Total liabilities	77	245	62

Net Assets	$314,428	$106,959	$232,085

Analysis of Net Assets:
Paid-in-capital	370,397	135,679	333,926
Undistributed net investment income (expense)	2,404	315	4,271
Accumulated net realized gain (loss)	(83,776)	(11,040)	(37,575)
Unrealized net appreciation (depreciation) of investments and futures contracts	25,403	(17,995)	(68,537)

Net assets	$314,428	$106,959	$232,085

Shares outstanding (no par value):
Institutional Class	21,143,768	10,841,557	28,776,677

Investor Class	1,199,584	—	—

Net asset value, offering and redemption price per share:
Institutional Class	$14.08	$9.87	$8.07

Investor Class	$13.92	$—	$—

See accompanying notes
See accompanying Financial Statements of the respective Master Portfolios

American Beacon Funds
Statements of Operations
Six Months ended June 30, 2010 (Unaudited) (in thousands)

			International
	S&P 500 Index	Small Cap Index	Equity Index
	Fund	Fund	Fund
Investment Income Allocated From Portfolio:
Dividend income	$3,295	$348	$4,626
Interest income	6	2	1
Securities lending income	—	25	—
Portfolio expenses	(77)	(24)	(146)

Net investment income allocated from Portfolio	3,224	351	4,481

Fund Expenses:
Administrative service fees (Note 2):
Institutional Class	80	16	64
Investor Class	28	—	—
Sub-administrative service fees:
Institutional Class	—	2	6
Transfer agent fees:
Institutional Class	9	2	10
Investor Class	2	—	—
Custody and accounting fees	5	4	6
Professional fees	13	8	10
Registration fees	15	—	1
Service fees — Investor Class (Note 2)	28	—	—
Printing	10	—	11
Trustee fees	11	1	12
Insurance	5	1	3
Other expenses	4	2	3

Total fund expenses	210	36	126

Net investment income	3,014	315	4,355

Realized and Unrealized Gain (Loss) Allocated From Master Portfolio
Net realized gain (loss) from:
Investments	2,998	27	(3,967)
Foreign currency transactions	—	—	(406)
Futures contracts	(50)	—	(785)
Change in net unrealized appreciation or depreciation of:
Investments	(27,998)	(14,318)	(38,803)
Foreign currency transactions	—	—	(1,070)
Futures contracts	(550)	331	3,438

Net loss on investments	(25,600)	(13,960)	(41,593)

Net decrease in net assets resulting from operations	$(22,586)	$(13,645)	$(37,238)

See accompanying notes
See accompanying Financial Statements of the respective Master Portfolios

American Beacon Funds
Statements of Changes in Net Assets (in thousands)

					International Equity Index
	S&P 500 Index Fund		Small Cap Index Fund		Fund
	Six Months	Year ended	Six Months	Year ended	Six Months	Year ended
	ended June 30,	December 31,	ended June 30,	December 31,	ended June 30,	December 31,
	2010	2009	2010	2009	2010	2009
	(unaudited)		(unaudited)		(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,014	$6,450	$315	$396	$4,355	$6,171
Net realized gain (loss) on investments, foreign currency, and futures contracts	2,948	(14,452)	27	(1,771)	(5,158)	6,591
Change in net unrealized appreciation or depreciation of investments and futures contracts	(28,548)	78,871	(13,987)	9,739	(36,435)	45,505

Net increase (decrease) in net assets resulting from operations	(22,586)	70,869	(13,645)	8,364	(37,238)	58,267

Distributions to Shareholders:
Net investment income:
Institutional Class	(1,422)	(5,395)	—	(451)	—	(6,410)
Investor Class	(76)	(325)	—	—	—	—

Total distributions to shareholders	(1,498)	(5,720)	—	(451)	—	(6,410)

Capital Share Transactions:
Proceeds from sales of shares	23,911	71,955	88,303	10,774	30,150	180,859
Reinvestment of dividends and distributions	1,497	5,714	—	451	—	6,409
Cost of shares redeemed	(26,132)	(41,080)	(7,657)	(10,732)	(40,937)	(144,875)

Net increase (decrease) in net assets from capital share transactions	(724)	36,589	80,646	493	(10,787)	42,393

Net increase (decrease) in net assets	(24,808)	101,738	67,001	8,406	(48,025)	94,250

Net Assets:
Beginning of period	339,236	237,498	39,958	31,552	280,110	185,860

End of Period *	$314,428	$339,236	$106,959	$39,958	$232,085	$280,110

*Includes undistributed net investment income (loss) of	$2,404	$888	$315	$—	$4,271	$(84)

See accompanying notes
See accompanying Financial Statements of the respective Master Portfolios

American Beacon Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
1. Organization and Significant Accounting Policies
          American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a no load, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon S&P 500 Index Fund, the American Beacon Small Cap Index Fund and the American Beacon International Equity Index Fund (each a “Fund” and collectively, the “Funds”), each a series of the Trust.
          American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
          Each Fund invests all of its investable assets in a corresponding portfolio. The State Street Equity 500 Index Portfolio, Master Small Cap Index Series and the Master International Index Series (each a “Portfolio” and collectively the “Portfolios”) are open-ended management investment companies registered under the Act. The value of such investment reflects each Fund’s proportionate interest in the net assets of the corresponding Portfolio.

		% of Portfolio
		Held by Fund at
American Beacon:	Portfolios:	June 30, 2010
S&P 500 Index Fund	State Street Equity 500 Index Portfolio	18.1%
Small Cap Index Fund	Master Small Cap Index Series	36.9%
International Equity Index Fund	Master International Index Series	31.3%
          The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
          The following is a summary of the significant accounting policies followed by the Funds.
     Class Disclosure
          The S&P 500 Index Fund has two classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:	Service Fees:
Institutional Class	Investors making an initial investment of $2 million	Administrative Service Fee - 0.05%
Investor Class	General public and investors investing through an intermediary	Administrative Service Fee - 0.25% Service Fee - 0.25%
          Administrative service fees and service fees vary amongst the classes as described more fully in footnote 2.
          Investment income, net capital gains (losses) and all expenses incurred by the S&P 500 Index Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.
     Security Valuation and Valuation Inputs
          Valuation of securities by each Portfolio as well as the inputs used to value the Portfolios’ net assets is discussed in the Portfolios’ Notes to Financial Statements, which are included elsewhere in this report.

American Beacon Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
     Investment Income
          Each Fund records its share of net investment income and realized and unrealized gains and losses from the security transactions of its corresponding Portfolio each day. All net investment income and realized and unrealized gains (losses) of each Portfolio are allocated pro rata among the investors in that Portfolio at the time of such determination.
     Dividends to Shareholders
          Dividends from net investment income of the Small Cap Index and International Equity Index Funds normally will be declared and paid annually. The S&P 500 Index Fund normally will declare and pay dividends quarterly. Distributions, if any, of net realized capital gains are generally paid annually and recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles that may treat certain transactions differently than generally accepted accounting principles.
     Allocation of Income, Expenses, Gains and Losses
          Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
     Valuation of Shares
          The price per share is calculated on each day on which shares are offered for sale. Net asset value per share is computed by dividing the value of each Fund’s total assets (which includes the value of the Fund’s investments in its Portfolio) less liabilities, by the number of Fund shares outstanding.
     Use of Estimates
          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
     Other
          Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Fees and Transactions with Affiliates
     Administrative Services Agreement
          The Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to each Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.05% of the average daily net assets of the Institutional Class of the S&P 500 Index Fund, International Equity Index Fund and the Small Cap Index Fund and an annualized fee of 0.25% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.

American Beacon Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
     Service Plans
          The Manager and the Trust entered into a Service Plan that obligates the Manager to oversee additional shareholder servicing of the Investor Class of S&P 500 Index Fund. As compensation for performing the duties required under the Service Plan, the Manager receives 0.25% of the average daily net assets of the Investor Class of the S&P 500 Index Fund.
     Subadministration Agreement
          The Trust, the Manager and BlackRock Advisors, LLC (“BlackRock”) entered into a Subadministration Agreement that obligates BlackRock to provide certain other administrative services to the Small Cap Index Fund and the International Equity Index Fund. As compensation for performing these services, BlackRock receives an annualized fee of 0.08% of the average daily net assets of the Small Cap Index Fund and 0.12% of the average daily net assets of the International Equity Index Fund; however, the fee of each is reduced by the total expense ratio of its corresponding Portfolio, net of any fee waivers.
3. Federal Income and Excise Taxes
          It is the policy of each of the Funds to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.
          The Funds do not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009, remains subject to examination by the Internal Revenue Service. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
          Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
          The International Equity Index Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns of income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.
          The tax character of distributions paid during the six months ended June 30, 2010 and fiscal year ended December 31, 2009 were as follows (in thousands):

	S&P 500 Index		Small Cap Index		International Equity Index
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2010	2009	2010	2009	2010	2009
	(Unaudited)		(Unaudited)		(Unaudited)
Distributions paid from:
Ordinary income:*
Institutional Class	$1,422	$5,395	$—	$397	$—	$6,410
Investor Class	76	325	—	—	—	—
Return of Capital:
Institutional Class	—	—	—	54	—	—

Total taxable distributions	$1,498	$5,720	$—	$451	$—	$6,410

*	For tax purposes, short-term capital gains are considered ordinary income distributions.

American Beacon Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
          At June 30, 2010 capital loss carry forward positions for federal income tax purposes were as follows (in thousands):

Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total
S&P 500 Index Fund	$7,852	$635	$1,060	$2,311	$286	$—	$11,180	$28,055	$51,379
Small Cap Index Fund	—	—	—	—	—	—	—	$9,383	$9,383
International Equity Index Fund	—	—	—	—	—	—	$9,746	$13,890	$23,636
4. Capital Share Transactions
          The tables below summarize the activity in capital shares for each Class of the Funds (shares and dollars in thousands):
Six Months ended June 30, 2010

	Institutional Class		Investor Class
S&P 500 Index Fund	Shares	Amount	Shares	Amount
Shares sold	1,334	$20,315	236	$3,596
Reinvestment of dividends	89	1,422	5	76
Shares redeemed	(1,202)	(18,421)	(526)	(7,711)

Net increase (decrease) in shares outstanding	221	$3,316	(285)	$(4,039)

	Institutional Class
Small Cap Index Fund	Shares	Amount
Shares sold	7,626	$88,302
Reinvestment of dividends	—	—
Shares redeemed	(758)	(7,657)

Net increase in shares outstanding	6,868	$80,645

	Institutional Class
International Equity Index Fund	Shares	Amount
Shares sold	3,349	$30,150
Reinvestment of dividends	—	—
Shares redeemed	(4,441)	(40,938)

Net (decrease) in shares outstanding	(1,092)	$(10,788)

Year ended December 31, 2009

	Institutional Class		Investor Class
S&P 500 Index Fund	Shares	Amount	Shares	Amount
Shares sold	4,250	$54,132	1,580	$17,823
Reinvestment of dividends	416	5,395	26	319
Shares redeemed	(2,132)	(26,685)	(1,193)	(14,395)

Net increase in shares outstanding	2,534	$32,842	413	$3,747

	Institutional Class
Small Cap Index Fund	Shares	Amount
Shares sold	1,305	$10,774
Reinvestment of dividends	45	451
Shares redeemed	(1,321)	(10,732)

Net increase in shares outstanding	29	$493

	Institutional Class
International Equity Index Fund	Shares	Amount
Shares sold	20,666	$180,859
Reinvestment of dividends	691	6,409
Shares redeemed	(16,414)	(144,875)

Net increase in shares outstanding	4,943	$42,393

American Beacon Funds
Notes to Financial Statements
June 30, 2010 (Unaudited)
5. Subsequent Events
          Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

American Beacon S&P 500 Index FundSM
Financial Highlights
(For a share outstanding throughout each period)

	Institutional Class
	Six Months
	ended June		Year Ended December 31,
	30, 2010		2009	2008	2007	2006		2005
	(unaudited)
Net asset value, beginning of period	$15.15		$12.21	$19.85	$19.19	$16.90		$16.43

Income from investment operations:
Net investment income:A	0.13		0.30	0.35	0.39	0.34	B,E	0.29
Net gain (loss) on investments, foreign currency and futures transactions (both realized and unrealized)	(1.13)		2.91	(7.64)	0.65	2.29	E	0.47

Total income (loss) from investment operations	(1.00)		3.21	(7.29)	1.04	2.63		0.76

Less distributions:
Dividends from net investment income	(0.07)		(0.27)	(0.35)	(0.38)	(0.34)		(0.29)
Tax return of capital	—		—	—	—	—		0.00	C

Total distributions	(0.07)		(0.27)	(0.35)	(0.38)	(0.34)		(0.29)

Net asset value, end of period	$14.08		$15.15	$12.21	$19.85	$19.19		$16.90

Total return	(6.67	)%D	26.70%	(37.08)%	5.39%	15.69%		4.74%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$297,725		$316,975	$224,583	$271,746	$223,008		$225,857

Ratios to average net assets (annualized):A
Net investment income	1.78%		2.39%	2.23%	1.89%	1.85%		1.75%
Expenses, including expenses of the master portfolio	0.14%		0.15%	0.13%	0.13%	0.14%		0.13%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

B	Based on average shares outstanding.

C	The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

D	Not annualized.

E	For the year ended December 31, 2006, the net investment income and net gains on securities (both realized and unrealized) have been restated from $0.33 and $2.30, respectively.

American Beacon S&P 500 Index FundSM
Financial Highlights
(For a share outstanding throughout each period)

	Investor Class
	Six Months
	ended June		Year Ended December 31,
	30, 2010		2009	2008	2007		2006		2005
	(unaudited)
Net asset value, beginning of period	$15.00		$12.06	$19.60	$18.97		$16.69		$16.23

Income from investment operations:
Net investment income:A	0.11		0.33	0.33	0.31	C	0.23	B,C	0.21
Net gain (loss) on investments, foreign currency and futures transactions (both realized and unrealized)	(1.14)		2.80	(7.60)	0.62	C	2.27	C	0.48

Total income (loss) from investment operations	(1.03)		3.13	(7.27)	0.93		2.50		0.69

Less distributions:
Dividends from net investment income	(0.05)		(0.19)	(0.27)	(0.30)		(0.22)		(0.23)
Tax return of capital	—		—	—	—		—		0.00	D

Total distributions	(0.05)		(0.19)	(0.27)	(0.30)		(0.22)		(0.23)

Net asset value, end of period	$13.92		$15.00	$12.06	$19.60		$18.97		$16.69

Total return	(6.91	)%E	26.26%	(37.35)%	4.88%		15.09%		4.32%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$16,703		$22,261	$12,915	$18,430		$16,056		$48,985

Ratios to average net assets (annualized):A
Net investment income	1.31%		2.01%	1.73%	1.38%		1.37%		1.28%
Expenses, including expenses of the master portfolio	0.60%		0.60%	0.62%	0.63%		0.61%		0.61%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the State Street Equity 500 Index Portfolio.

B	Based on average shares outstanding.

C	For the years ended December 31, 2006 and 2007, the net investment income and net gains on securities (both realized and unrealized) have been restated from 0.27 and 2.23 and 0.28 and 0.65, respectively.

D	The tax return of capital is calculated based upon outstanding shares at the time of distribution. Amounts are less than $0.01 per share.

E	Not annualized.

American Beacon Small Cap Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Institutional Class
	Six Months
	ended June		Year Ended December 31,
	30, 2010		2009		2008		2007		2006	2005
	(unaudited)
Net asset value, beginning of period	$10.06		$8.00		$13.51		$14.89		$12.78	$12.57

Income from investment operations:
Net investment incomeA	0.03		0.10		0.18		0.32		0.17	0.16
Net gain (loss) on investments, foreign currency and futures transactions (both realized and unrealized)	(0.22)		2.08		(4.78)		(0.53)		2.11	0.42

Total income (loss) from investment operations	(0.19)		2.18		(4.60)		(0.21)		2.28	0.58

Less distributions:
Dividends from net investment income	—		(0.11)		(0.17)		(0.31)		(0.17)	(0.17)
Distributions from net realized gains on investments	—		—		(0.61)		(0.80)		—	(0.15)
Tax return of capital	—		(0.01	)B	(0.13	)B	(0.06	)B	—	(0.05	)B

Total distributions	—		(0.12)		(0.91)		(1.17)		(0.17)	(0.37)

Net asset value, end of period	$9.87		$10.06		$8.00		$13.51		$14.89	$12.78

Total return	(1.89	)%C	27.21%		(33.58)%		(1.63)%		17.85%	4.51%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$106,959		$39,958		$31,552		$52,325		$151,878	$46,113

Ratios to average net assets (annualized):A
Net investment income	0.95%		1.18%		1.54%		1.49%		1.49%	1.12%
Expenses, including expenses of the master portfolio	0.18%		0.23%		0.20%		0.20%		0.18%	0.18%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master Small Cap Index Series.

B	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

C	Not annualized.

American Beacon International Equity Index Fund
Financial Highlights
(For a share outstanding throughout each period)

	Institutional Class
	Six Months
	ended June		Year Ended December 31,
	30, 2010		2009	2008	2007		2006	2005
	(unaudited)
Net asset value, beginning of period	$9.38		$7.46	$13.37	$12.76		$10.33	$9.39

Income from investment operations:
Net investment incomeA	0.08		0.21	0.39	0.51	B	0.23	0.22	B
Net gain (loss) on investments, foreign currency and futures transactions (both realized and unrealized)	(1.39)		1.93	(6.00)	0.86	B	2.50	1.05	B

Total income (loss) from investment operations	(1.31)		2.14	(5.61)	1.37		2.73	1.27

Less distributions:
Dividends from net investment income	—		(0.22)	(0.30)	(0.53)		(0.23)	(0.24)
Distributions from net realized gains on investments	—		—	—	(0.22)		(0.07)	—
Tax return of capital	—		—	—	(0.01	)C	—	(0.09	)C

Total distributions	—		(0.22)	(0.30)	(0.76)		(0.30)	(0.33)

Net asset value, end of period	$8.07		$9.38	$7.46	$13.37		$12.76	$10.33

Total return	(13.97	)%D	28.72%	(41.85)%	10.68%		26.52%	13.58%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$232,084		$280,110	$185,860	$267,293		$162,113	$90,200

Ratios to average net assets (annualized):A
Net investment income	3.42%		2.66%	3.58%	2.96%		2.44%	2.49%
Expenses, including expenses of the master portfolio	0.21%		0.23%	0.19%	0.19%		0.22%	0.23%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the Master International Index Series.

B	For the years ended December 31, 2005 and 2007, the net investment income and net gains on securities (both realized and unrealized) have been restated from $0.21 and $1.06 and $0.52 and $0.85, respectively.

C	The tax return of capital is calculated based upon outstanding shares at the time of distribution.

D	Not annualized.

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the
Management Agreement of the Funds (Unaudited)
          At its May 25, 2010 meeting, the Board of Trustees (“Board”) considered the renewal of the existing Management Agreement between the Manager and the American Beacon Funds (collectively, the “Funds”). In preparation for the Board’s consideration to renew the Agreement, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager.
          In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 10, 2010 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.
          In connection with the Board’s consideration of the Management Agreement, the Trustees considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a copy of the firm’s most recent audited or unaudited financial statements, as well as Parts 1 and II of its Form ADV registration statement with the SEC;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the firm or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed by each firm with performance of other similar accounts managed by the firm, including a discussion of relative performance versus a peer group average and any remedial measures if the firm’s performance was materially below that of the peer group;

•	a profit/loss analysis of the firm and any actual or anticipated economies of scale in relation to the services it provides to each Fund;

•	an analysis of compensation, including a comparison with fees charged to other clients for which similar services are provided, any proposed changes to the fee schedule and the effect of any fee waivers;

•	a description of any payments by the subadvisors to the manager to support the Funds’ marketing efforts;

•	an evaluation of any other benefits to the firm or Funds as a result of their relationship, if any;

•	confirmation that the firm’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;

•	a description of any internal actions the firm has taken or anticipates taking in light of the current and projected decrease in revenues from prior years as a result of the current economic environment that may affect or are expected to affect the services performed for the Funds;

•	a description of the scope of portfolio management services provided to the Funds, including whether such services differ from the services provided to other clients, including other registered investment companies, and any advantages or disadvantages that might accrue to the Funds due to the firm’s involvement in other activities;

•	a description of the personnel who are assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a discussion regarding the firm’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the firm’s methodology for obtaining best execution and the use of any affiliated broker-dealers;

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the
Management Agreement of the Funds (Unaudited)
•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the firm has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of trade allocation procedures among accounts managed by the firm;

•	a discussion of whether the firm receives, with respect to the Funds, other compensation, including any payment for order flow or ECN liquidity rebates

•	a certification by the firm regarding the reasonable design of its compliance program;

•	information regarding the firm’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the firm;

•	a description of the firm’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the firm’s controlling persons; and

•	verification of the firm’s insurance coverage with regards to the services provided to the Funds.
          In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:
•	a comparison of the performance of each Fund to comparable investment companies and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and each Fund versus the respective peer group average;

•	a discussion, if applicable, of any underperformance by a subadvisor relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

•	a comparison of advisory fees and expense ratios for comparable mutual funds;

•	an analysis of any material complaints received from Fund shareholders;

•	a description of the extent to which the Manager monitors the investment activities and financial conditions of each subadvisor to the Funds;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for each Fund and, as applicable, each subadvisor to a Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.
          In connection with the Management Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable investment companies and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fees versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.
          Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 10, 2010 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 25, 2010 meeting at which the Board considered the renewal of the Agreements. The Board did not identify any particular information that was most relevant to its consideration to renew the Management Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the
Management Agreement of the Funds (Unaudited)
that the terms of the Management Agreement were reasonable and fair and that the renewal of the Management Agreement was in the best interests of the Funds and their shareholders.
Considerations With Respect to All Funds
          In determining whether to renew the Management Agreement, the Trustees considered the best interests of each Fund separately. While the Management Agreement for all of the Funds were considered at the May 25, 2010 meeting, the Board considered each Fund’s investment management and subadvisory relationships separately. In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund and, as applicable, each subadvisor for a Fund; (3) the costs incurred by the Manager and (to the extent provided) the subadvisors in rendering their services and their resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by the Manager or a subadvisor or their affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager or a subadvisor from their relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.
          Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s generally favorable long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the manager’s commitment to increase assets in the Funds as demonstrated, for example, by the recent substantial increase in sales personnel; the Manager’s continuing efforts to add new series and share classes to enhance the Funds’ product line; the Manager’s high quality of services; and efforts made by the Manager to retain key employees and maintain staff levels.
          Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to Each Fund.”
          Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement for the Funds stipulate that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a “Feeder Fund”), the Fund will not pay the Manager a management fee. The index series of the Funds also operate under a master-feeder structure, but each of these series invests in a master portfolio that is not managed by the Manager. As such, the Board considered that the Manager does not receive a management fee with respect to the International Equity Index, S&P 500 Index, or Small Cap Index Funds. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.
          The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds and new series of the Beacon Trust. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the
Management Agreement of the Funds (Unaudited)
management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.
          In analyzing the cost of services and profitability for each subadvisor in connection with its investment advisory services to the Fund, the Board considered that, in many cases, the Manager has negotiated the lowest subadvisory fee a subadvisor charges for any comparable client accounts. The Board gave less weight to profitability considerations or did not view this data as imperative to its deliberations given the arm’s length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fees.
          Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to Each Fund.”
          Economies of Scale. In considering the reasonableness of the management fees, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. The Board also noted the Manager’s representation that assets in the Funds’ complex increased during 2009, primarily due to market appreciation.
          In addition, the Board noted the Manager’s representation that, due to the existing low cost structure of the Funds, further breakpoints in the management fee would not be appropriate at this time. Based on the foregoing information, the Board concluded that the Manager fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Fund.
          Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager and/or the subadvisors as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s or subadvisor’s investment process and expanding the level of assets under management by the Manager and the subadvisors. The Board also considered that the Manager’s relationship with the Funds and the money market portfolios continues to be a significant factor in attracting separate account assets for the Manager and the Manager’s use of the Large Cap Value Fund model for an actively managed exchange traded fund, managed by the Manager.
          In addition, the Manager noted that the Funds also derive benefits from their association with the Manager. Specifically, the Board noted that the benefit plans of AMR Corporation, which are managed by the Manager, remain the largest or one of the largest shareholders in most of the Funds and the Manager’s representation that it provides services to the Funds at a lower than industry average cost. The Board considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds. The Board also considered that, with the exception of the Emerging Markets Fund, the Funds did not pay commissions to any affiliated broker-dealer of the Manager or the relevant subadvisor during the most recent fiscal year ended December 31, 2009.
          Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager and the subadvisors by virtue of their relationships with the Funds appear to be fair and reasonable.
Additional Considerations and Conclusions with Respect to the International Equity Index Fund
          The performance comparisons below were made versus each Fund’s Lipper peer universe median. References to the Lipper expense universe below are to the universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper.
          In considering the renewal of the Management Agreement for the International Equity Index Fund, the Trustees considered the following additional factors: (1) the performance of the Fund’s master portfolio outperformed the peer universe median for the one- and five-year periods ended March 31, 2010, but underperformed for the three-year period; (2) the Fund’s master portfolio underperformed the MSCI EAFE

American Beacon Funds
Disclosure Regarding the Board of Trustees’ Approval of the
Management Agreement of the Funds (Unaudited)
Index, the Fund’s benchmark index, for the one- and three-year periods; (3) management’s explanation that the International Equity Index Fund’s underperformance was due, in part, to the impact of fair valuation; and (3) the Fund’s expense ratio ranked better than the median of its Lipper expense universe.
          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the International Equity Index Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the International Equity Index Fund.
Additional Considerations and Conclusions with Respect to the S&P 500 Index Fund
          In considering the renewal of the Management Agreement for the S&P 500 Index Fund, the Trustees considered the following additional factors: (1) the Fund’s master portfolio outperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2010 and (2) the Fund’s expense ratio ranked better than the median of its Lipper expense universe.
          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the S&P 500 Index Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the S&P 500 Index Fund.
Additional Considerations and Conclusions with Respect to the Small Cap Index Fund
          In considering the renewal of the Management Agreement for the Small Cap Index Fund, the Trustees considered the following additional factors: (1) The Fund’s master portfolio underperformed the Russell 2000 Index, the Fund’s benchmark index, for the three- and five-year periods; (2) the Fund’s master portfolio outperformed the peer universe median for the one-, three- and five-year periods ended March 31, 2010; (3) management’s analysis regarding the rationale for the underperformance of the Fund’s master portfolio compared to the performance of the Russell 2000 Index; and (4) the Fund’s expense ratio was the lowest of its Lipper expense universe.
          Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Small Cap Index Fund and its shareholders would benefit from the Manager’s continued management of the Fund and (3) approved the renewal of the Management Agreement with respect to the Small Cap Index Fund.

State Street Equity 500 Index Portfolio
Portfolio of Investments
June 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — 97.4%
Consumer Discretionary — 10.2%
Abercrombie & Fitch Co. Class A	15,846	$486
Amazon.Com, Inc.(a)	61,992	6,773
Apollo Group, Inc. Class A(a)	23,129	982
AutoNation, Inc.(a)	16,963	331
AutoZone, Inc.(a)	5,464	1,056
Bed Bath & Beyond, Inc.(a)	45,645	1,693
Best Buy Co., Inc.	64,019	2,168
Big Lots, Inc.(a)	12,727	408
CarMax, Inc.(a)	40,300	802
Carnival Corp.	79,250	2,397
CBS Corp. Class B	126,503	1,636
Coach, Inc.	57,528	2,103
Comcast Corp. Class A	513,748	8,924
D.R. Horton, Inc.	52,876	520
Darden Restaurants, Inc.	24,588	955
DeVry, Inc.	10,400	546
Direct TV. Class A(a)	165,777	5,623
Discovery Communications, Inc. Class A(a)	50,000	1,786
Eastman Kodak Co.(a)	54,482	236
eBay, Inc.(a)	205,503	4,030
Expedia, Inc.	38,815	729
Family Dollar Stores, Inc.	25,558	963
Ford Motor Co.(a)	610,598	6,155
Fortune Brands, Inc.	27,245	1,067
GameStop Corp. Class A(a)	26,800	504
Gannett Co., Inc.	42,074	566
Gap, Inc.	87,498	1,703
Genuine Parts Co.	29,509	1,164
Goodyear Tire & Rubber Co.(a)	42,357	421
H&R Block, Inc.	60,415	948
Harley-Davidson, Inc.	42,501	945
Harman International Industries, Inc.(a)	12,621	377
Hasbro, Inc.	24,525	1,008
Home Depot, Inc.	307,812	8,640
Host Hotels & Resorts, Inc.	122,521	1,652
International Game Technology	53,619	842
Interpublic Group of Cos., Inc.(a)	83,894	598
JC Penney Co., Inc.	40,010	859
Johnson Controls, Inc.	122,386	3,289
Kohl’s Corp.(a)	55,933	2,657
Lennar Corp. Class A	25,931	361
Limited Brands	45,467	1,003
Lowe’s Cos., Inc.	260,762	5,325
Macy’s, Inc.	72,423	1,296
Marriot International, Inc. Class A	45,350	1,358
Mattel, Inc.	67,276	1,424
McDonald’s Corp.	194,625	12,820
McGraw-Hill, Inc.	55,266	1,555
Meredith Corp.	7,889	246
New York Times Co. Class A(a)	22,922	198
Newell Rubbermaid, Inc.	50,693	742
News Corp. Class A	409,009	4,892
NIKE, Inc. Class B	70,852	4,786
Nordstrom, Inc.	29,533	951
O’Reilly Automotive, Inc.(a)	24,600	1,170
Office Depot, Inc.(a)	51,256	207
Omnicom Group, Inc.	54,641	1,874
Polo Ralph Lauren Corp.	10,615	775
Priceline.com, Inc.(a)	8,890	1,569
Pulte Homes, Inc.(a)	54,705	453
Radioshack Corp.	20,103	392
Ross Stores, Inc.	22,300	1,188
Scripps Networks Interactive, Inc. Class A	17,135	691
Sears Holdings Corp.(a)	8,174	528
Snap-On, Inc.	9,212	377
Stanley Black & Decker, Inc.	30,007	1,516
Staples, Inc.	133,133	2,536
Starbucks Corp.	135,361	3,289
Starwood Hotels & Resorts Worldwide, Inc.	34,447	1,427
Target Corp.	136,316	6,703
Tiffany & Co.	22,880	867
Time Warner Cable, Inc.	64,271	3,347
Time Warner, Inc.	208,591	6,030
TJX Cos., Inc.	76,506	3,209
Urban Outfitters, Inc.(a)	23,900	822
V.F. Corp.	16,393	1,167
Viacom, Inc. Class B	110,622	3,470
Walt Disney Co.	355,645	11,203
Washington Post Co. Class B	960	394
Whirlpool Corp.	13,661	1,200
Wyndham Worldwide Corp.	29,699	598
Wynn Resorts, Ltd.	12,300	938
Yum! Brands, Inc.	85,492	3,338

		176,777

Consumer Staples — 11.2%
Altria Group, Inc.	377,099	7,557
Archer-Daniels-Midland Co.	117,224	3,027
Avon Products, Inc.	78,360	2,077
Brown-Forman Corp. Class B	18,655	1,068
Campbell Soup Co.	34,065	1,221
Clorox Co.	24,143	1,501
Coca-Cola Co.	416,411	20,870
Coca-Cola Enterprises, Inc.	56,701	1,466
Colgate-Palmolive Co.	89,501	7,049
ConAgra Foods, Inc.	82,675	1,928
Constellation Brands, Inc. Class A(a)	37,426	585
Costco Wholesale Corp.	79,889	4,380
CVS Caremark Corp.	251,932	7,387
Dean Foods Co.(a)	33,458	337
Dr Pepper Snapple Group, Inc.	46,800	1,750
Estee Lauder Cos., Inc. Class A	20,952	1,168
General Mills, Inc.	119,864	4,258
H.J. Heinz Co.	55,669	2,406
Hormel Foods Corp.	13,400	542
Kellogg Co.	44,835	2,255
Kimberly-Clark Corp.	75,700	4,590
Kraft Foods, Inc. Class A	314,409	8,803
Kroger Co.	118,976	2,343
Lorillard, Inc.	28,361	2,041
McCormick & Co., Inc.	23,953	909
Molson Coors Brewing Co., Class B	28,262	1,197
PepsiCo, Inc.	292,454	17,825
Philip Morris International, Inc.	335,999	15,402
Procter & Gamble Co.	521,519	31,281
Reynolds American, Inc.	31,187	1,625
Safeway, Inc.	71,864	1,413
Sara Lee Corp.	116,034	1,636
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Consumer Staples — (continued)
SuperValu, Inc.	34,848	$378
Sysco Corp.	108,009	3,086
The Hershey Company	30,782	1,475
The J.M. Smucker Co.	20,260	1,220
Tyson Foods, Inc., Class A	51,235	840
Wal-Mart Stores, Inc.	376,602	18,103
Walgreen Co.	178,918	4,777
Whole Foods Market, Inc.(a)	31,633	1,139

		192,915

Energy — 10.5%
Anadarko Petroleum Corp.	89,626	3,235
Apache Corp.	61,025	5,138
Baker Hughes, Inc.	78,273	3,254
Cabot Oil & Gas Corp.	17,300	542
Cameron International Corp.(a)	45,100	1,467
Chesapeake Energy Corp.	114,482	2,398
Chevron Corp.(b)	362,746	24,616
ConocoPhillips	268,830	13,197
Consol Energy, Inc.	38,973	1,316
Denbury Resources, Inc.(a)	69,800	1,022
Devon Energy Corp.	81,151	4,944
Diamond Offshore Drilling, Inc.	11,300	703
El Paso Corp.	131,592	1,462
EOG Resources, Inc.	45,917	4,517
EQT Corp.	26,800	968
ExxonMobil Corp.(b)	927,447	52,929
FMC Technologies, Inc.(a)	20,800	1,095
Halliburton Co.	164,634	4,042
Helmerich & Payne, Inc.	18,600	679
Hess Corp.	53,201	2,678
Marathon Oil Corp.	128,777	4,004
Massey Energy Co.	20,400	558
Murphy Oil Corp.	33,441	1,657
Nabors Industries, Ltd.(a)	48,204	849
National Oilwell Varco, Inc.	76,457	2,528
Noble Energy, Inc.	30,510	1,841
Occidental Petroleum Corp.	146,844	11,329
Peabody Energy Corp.	47,024	1,840
Pioneer Natural Resources Co.	21,400	1,272
Questar Corp.	32,768	1,491
Range Resources Corp.	28,700	1,152
Rowan Cos., Inc.(a)	19,620	430
Schlumberger, Ltd.	216,375	11,974
Smith International, Inc.	44,334	1,669
Southwestern Energy Co.(a)	63,200	2,442
Spectra Energy Corp.	113,998	2,288
Sunoco, Inc.	20,384	709
Tesoro Corp.	26,365	308
Valero Energy Corp.	98,009	1,762
Williams Cos., Inc.	102,568	1,875

		182,180

Financials — 16.5%
AFLAC, Inc.	85,390	3,644
Allstate Corp.	98,006	2,816
American Express Co.	216,764	8,605
American International Group, Inc.(a)	24,133	831
Ameriprise Financial, Inc.	47,007	1,698
AON Corp.	49,047	1,821
Apartment Investment & Management Co. Class A	21,052	408
Assurant, Inc.	20,831	723
AvalonBay Communities, Inc.	14,398	1,344
Bank of America Corp.	1,811,671	26,034
Bank of New York Mellon Corp.	219,285	5,414
BB&T Corp.	125,770	3,309
Berkshire Hathaway, Inc. Class B(a)	299,003	23,828
Boston Properties, Inc.	25,467	1,817
Capital One Financial Corp.	82,963	3,343
CB Richard Ellis Group, Inc. Class A(a)	47,275	643
Charles Schwab Corp.	178,593	2,532
Chubb Corp.	59,975	2,999
Cincinnati Financial Corp.	27,114	701
Citigroup, Inc.(a)(b)	4,100,502	15,418
CME Group, Inc.	12,091	3,404
Comerica, Inc.	33,344	1,228
Developers Diversified Realty Corp.	1,532	15
Discover Financial Services	100,705	1,408
E*Trade Financial Corp.(a)	30,531	361
Equity Residential	51,657	2,151
Federated Investors, Inc. Class B	14,870	308
Fifth Third Bancorp	137,816	1,694
First Horizon National Corp.(a)	44,500	509
Franklin Resources, Inc.	27,180	2,343
Genworth Financial, Inc. Class A(a)	83,951	1,097
Goldman Sachs Group, Inc.	93,434	12,265
Hartford Financial Services Group, Inc.	78,297	1,733
HCP, Inc.	50,600	1,632
Health Care REIT, Inc.	20,800	876
Hudson City Bancorp, Inc.	84,392	1,033
Huntington Bancshares, Inc.	118,556	657
IntercontinentalExchange, Inc.(a)	13,780	1,558
Invesco Ltd.	84,800	1,427
J.P. Morgan Chase & Co.	717,515	26,268
Janus Capital Group, Inc.	36,007	320
KeyCorp	155,975	1,199
Kimco Realty Corp.	71,369	959
Legg Mason, Inc.	27,042	758
Leucadia National Corp.(a)	35,436	691
Lincoln National Corp.	51,992	1,263
Loews Corp.	62,531	2,083
M & T Bank Corp.	14,137	1,201
Marsh & McLennan Cos., Inc.	100,253	2,261
Marshall & Ilsley Corp.	86,593	622
Mastercard, Inc. Class A	17,600	3,512
MetLife, Inc.	148,596	5,611
Moody’s Corp.	34,766	693
Morgan Stanley	253,530	5,884
NASDAQ OMX Group, Inc.(a)	28,600	508
Northern Trust Corp.	42,506	1,985
NYSE Euronext	47,300	1,307
Paychex, Inc.	55,738	1,447
People’s United Financial, Inc.	69,500	938
PNC Financial Services Group, Inc.	93,817	5,301
Principal Financial Group, Inc.	58,991	1,383
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Financials — (continued)
Progressive Corp.	117,301	$2,196
ProLogis	88,691	898
Prudential Financial, Inc.	84,439	4,531
Public Storage, Inc.	25,187	2,214
Regions Financial Corp.	206,189	1,357
Simon Property Group, Inc.	52,715	4,257
SLM Corp.(a)	92,354	960
State Street Corp.(c)	90,325	3,055
SunTrust Banks, Inc.	87,618	2,041
T. Rowe Price Group, Inc.	45,275	2,010
Torchmark Corp.	15,021	744
Total System Services, Inc.	37,775	514
Travelers Cos., Inc.	90,604	4,462
U.S. Bancorp	346,652	7,748
Unum Group	60,129	1,305
Ventas, Inc.	26,700	1,254
Visa, Inc.	81,000	5,731
Vornado Realty Trust	28,914	2,109
Wells Fargo Co.	943,949	24,165
Western Union Co.	125,385	1,869
XL Capital, Ltd. Class A	58,768	941
Zions Bancorp	25,453	549

		284,731

Health Care — 11.6%
Abbott Laboratories	280,806	13,136
Aetna, Inc.	78,950	2,083
Allergan, Inc.	56,092	3,268
AmerisourceBergen Corp.	49,686	1,577
Amgen, Inc.(a)	174,136	9,160
Baxter International, Inc.	109,561	4,453
Becton, Dickinson & Co.	42,997	2,907
Biogen Idec, Inc.(a)	49,431	2,345
Boston Scientific Corp.(a)	265,834	1,542
Bristol-Myers Squibb Co.	310,616	7,747
C.R. Bard, Inc.	16,497	1,279
Cardinal Health, Inc.	63,757	2,143
CareFusion Corp.(a)	31,178	708
Celgene Corp.(a)	83,618	4,249
Cephalon, Inc.(a)	13,300	755
Cerner Corp.(a)	11,700	888
CIGNA Corp.	51,596	1,603
Coventry Health Care, Inc.(a)	26,203	463
DaVita, Inc.(a)	18,200	1,136
Dentsply International, Inc.	26,700	799
Eli Lilly & Co.	184,075	6,166
Express Scripts, Inc.(a)	99,998	4,702
Forest Laboratories, Inc.(a)	52,202	1,432
Genzyme Corp.(a)	48,692	2,472
Gilead Sciences, Inc.(a)	163,999	5,622
Hospira, Inc.(a)	29,203	1,678
Humana, Inc.(a)	29,307	1,338
Intuitive Surgical, Inc.(a)	7,100	2,241
Johnson & Johnson	499,549	29,503
King Pharmaceuticals, Inc.(a)	48,592	369
Laboratory Corp. of America Holdings(a)	18,422	1,388
Life Technologies Corp.(a)	33,287	1,573
McKesson Corp.	49,855	3,348
Mead Johnson Nutrition Co.	35,818	1,795
Medco Health Solutions, Inc.(a)	84,268	4,641
Medtronic, Inc.	200,178	7,260
Merck & Co., Inc.	562,870	19,684
Millipore Corp.(a)	9,335	996
Mylan, Inc.(a)	54,109	922
Patterson Cos., Inc.	18,294	522
Pfizer, Inc.	1,457,911	20,790
Quest Diagnostics, Inc.	27,100	1,349
St. Jude Medical, Inc.(a)	59,626	2,152
Stryker Corp.	51,689	2,588
Tenet Healthcare Corp.(a)	73,370	318
UnitedHealth Group, Inc.	209,896	5,961
Varian Medical Systems, Inc.(a)	23,060	1,206
Watson Pharmaceuticals, Inc.(a)	17,746	720
Wellpoint, Inc.(a)	78,238	3,828
Zimmer Holdings, Inc.(a)	37,152	2,008

		200,813

Industrials — 10.4%
3M Co.	128,872	10,180
Amphenol Corp. Class A	31,200	1,226
Avery Dennison Corp.	21,188	681
Boeing Co.	137,088	8,602
Caterpillar, Inc.	113,279	6,805
CH Robinson Worldwide, Inc.	29,061	1,618
Cintas Corp.	25,088	601
CSX Corp.	71,038	3,526
Cummins, Inc.	35,158	2,290
Danaher Corp.	95,372	3,540
Deere & Co.	77,137	4,295
Dover Corp.	34,395	1,437
Eaton Corp.	30,995	2,028
Emerson Electric Co.	136,448	5,961
Equifax, Inc.	22,083	620
Expeditors International Washington, Inc.	39,220	1,353
Fastenal Co.	22,500	1,129
FedEx Corp.	56,900	3,989
First Solar, Inc.(a)	8,670	987
Flir Systems, Inc.(a)	28,900	841
Flowserve Corp.	10,500	890
Fluor Corp.	32,260	1,371
General Dynamics Corp.	70,161	4,109
General Electric Co.(b)	1,926,733	27,783
Goodrich Co.	22,445	1,487
Honeywell International, Inc.	138,781	5,417
Illinois Tool Works, Inc.	70,571	2,913
Iron Mountain, Inc.	32,200	723
ITT Industries, Inc.	31,592	1,419
Jacobs Engineering Group, Inc.(a)	22,300	813
L-3 Communications Holdings, Inc.	20,303	1,438
Leggett & Platt, Inc.	27,098	544
Lockheed Martin Corp.	57,352	4,273
Masco Corp.	64,323	692
Monster Worldwide, Inc.(a)	22,609	263
Norfolk Southern Corp.	67,255	3,568
Northrop Grumman Corp.	55,211	3,006
PACCAR, Inc.	66,474	2,650
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Industrials — (continued)
Pall Corp.	21,509	$739
Parker-Hannifin Corp.	29,603	1,642
Pitney Bowes, Inc.	34,927	767
Precision Castparts Corp.	25,907	2,666
Quanta Services, Inc.(a)	39,500	816
R.R. Donnelley & Sons Co.	36,109	591
Raytheon Co.	69,082	3,343
Republic Services, Inc.	60,403	1,796
Robert Half International, Inc.	26,540	625
Rockwell Automation, Inc.	24,305	1,193
Rockwell Collins, Inc.	28,931	1,537
Roper Industries, Inc.	17,000	951
Ryder Systems, Inc.	7,921	319
Southwest Airlines Co.	136,986	1,522
Stericycle, Inc.(a)	14,800	971
Textron, Inc.	49,939	847
Thermo Fisher Scientific, Inc.(a)	74,524	3,655
Union Pacific Corp.	91,668	6,372
United Parcel Service, Inc. Class B	179,646	10,220
United Technologies Corp.	169,378	10,994
W.W. Grainger, Inc.	11,469	1,141
Waste Management, Inc.	88,539	2,770

		180,545

Information Technology — 17.2%
Adobe Systems, Inc.(a)	95,657	2,528
Advanced Micro Devices, Inc.(a)	99,186	726
Agilent Technologies, Inc.(a)	60,468	1,719
Akamai Technologies, Inc.(a)	30,124	1,222
Altera Corp.	52,854	1,311
Analog Devices, Inc.	53,269	1,484
AOL, Inc.(a)(d)	1	—
Apple, Inc.(a)	164,684	41,423
Applied Materials, Inc.	245,007	2,945
Autodesk, Inc.(a)	41,576	1,013
Automatic Data Processing, Inc.	91,917	3,701
BMC Software, Inc.(a)	31,221	1,081
Broadcom Corp. Class A	75,759	2,498
CA, Inc.	67,099	1,235
Cisco Systems, Inc.(a)	1,034,219	22,039
Citrix Systems, Inc.(a)	33,967	1,434
Cognizant Technology Solutions Corp. Class A(a)	54,384	2,722
Computer Sciences Corp.	27,744	1,255
Compuware Corp.(a)	37,450	299
Corning, Inc.	283,076	4,572
Dell, Inc.(a)	313,150	3,777
Dun & Bradstreet Corp.	9,400	631
Electronic Arts, Inc.(a)	60,100	865
EMC Corp.(a)	372,184	6,811
Fidelity National Information Services, Inc.	58,077	1,558
Fiserv, Inc.(a)	26,452	1,208
Google, Inc. Class A(a)	43,690	19,440
Harris Corp.	23,700	987
Hewlett-Packard Co.	425,316	18,408
Intel Corp.	1,008,456	19,614
International Business Machines Corp.	232,242	28,677
Intuit, Inc.(a)	57,563	2,001
Jabil Circuit, Inc.	31,651	421
Juniper Networks, Inc.(a)	92,593	2,113
KLA-Tencor Corp.	30,605	853
Lexmark International Group, Inc. Class A(a)	12,642	418
Linear Technology Corp.	39,863	1,109
LSI Corp.(a)	114,762	528
McAfee, Inc.(a)	28,200	866
MEMC Electronic Materials, Inc.(a)	36,378	359
Microchip Technology, Inc.	32,489	901
Micron Technology, Inc.(a)	157,162	1,334
Microsoft Corp.(b)	1,377,635	31,699
Molex, Inc.	23,305	425
Motorola, Inc.(a)	422,265	2,753
National Semiconductor Corp.	42,096	567
NetApp, Inc.(a)	63,057	2,353
Novell, Inc.(a)	68,720	390
Novellus Systems, Inc.(a)	15,230	386
NVIDIA Corp.(a)	103,156	1,053
Oracle Corp.	706,562	15,163
PerkinElmer, Inc.	21,118	437
QLogic Corp.(a)	17,922	298
QUALCOMM, Inc.	298,111	9,790
Red Hat, Inc.(a)	33,300	964
SAIC, Inc.(a)	54,800	917
Salesforce.com, Inc.(a)	19,700	1,691
SanDisk Corp.(a)	40,667	1,711
Symantec Corp.(a)	147,863	2,052
Tellabs, Inc.	73,830	472
Teradata Corp.(a)	28,920	882
Teradyne, Inc.(a)	28,149	274
Texas Instruments, Inc.	225,399	5,247
VeriSign, Inc.(a)	32,421	861
Waters Corp.(a)	17,365	1,124
Western Digital Corp.(a)	43,000	1,297
Xerox Corp.	247,701	1,992
Xilinx, Inc.	51,302	1,296
Yahoo!, Inc.(a)	217,019	3,001

		297,181

Materials — 3.4%
Air Products & Chemicals, Inc.	38,809	2,515
Airgas, Inc.	14,300	889
AK Steel Holding Corp.	20,000	238
Alcoa, Inc.	187,149	1,883
Allegheny Technologies, Inc.	17,228	761
Ball Corp.	17,262	912
Bemis Co., Inc.	21,162	571
CF Industries Holdings, Inc.	12,650	803
Cliffs Natural Resources, Inc.	23,400	1,104
Dow Chemical Co.	208,828	4,953
E.I. Du Pont de Nemours & Co.	164,012	5,673
Eastman Chemical Co.	12,204	651
Ecolab, Inc.	40,966	1,840
FMC Corp.	12,600	724
Freeport-McMoRan Copper & Gold, Inc. Class B	85,352	5,047
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2010 (Unaudited)

		Market
		Value
	Shares	(000)
COMMON STOCKS — (continued)
Materials — (continued)
International Flavors & Fragrances, Inc.	13,031	$553
International Paper Co.	75,811	1,716
MeadWestvaco Corp.	30,320	673
Monsanto Co.	99,155	4,583
Newmont Mining Corp.	89,206	5,508
Nucor Corp.	57,654	2,207
Owens-Illinois, Inc.(a)	30,400	804
Pactiv Corp.(a)	22,615	630
Plum Creek Timber Co., Inc.	29,311	1,012
PPG Industries, Inc.	28,971	1,750
Praxair, Inc.	55,711	4,233
Sealed Air Corp.	29,692	586
Sherwin-Williams Co.	17,096	1,183
Sigma-Aldrich Corp.	20,934	1,043
Titanium Metals Corp.(a)	16,600	292
United States Steel Corp.	26,678	1,028
Vulcan Materials Co.	22,561	989
Weyerhaeuser Co.	36,537	1,286

		58,640

Telecommunication Services — 2.9%
American Tower Corp. Class A(a)	73,400	3,266
AT&T, Inc.	1,065,950	25,785
CenturyTel, Inc.	52,073	1,735
Frontier Communications Corp.	60,384	429
JDS Uniphase Corp.(a)	42,723	420
MetroPCS Communications, Inc.(a)	51,700	423
Qwest Communications International, Inc.	275,190	1,445
Sprint Nextel Corp.(a)	520,165	2,206
Verizon Communications, Inc.	512,666	14,365
Windstream Corp.	90,413	955

		51,029

Utilities — 3.5%
AES Corp.(a)	115,195	1,064
Allegheny Energy, Inc.	28,359	587
Ameren Corp.	40,160	955
American Electric Power Co., Inc.	87,352	2,822
CenterPoint Energy, Inc.	77,511	1,020
CMS Energy Corp.	37,956	556
Consolidated Edison, Inc.	52,152	2,248
Constellation Energy Group, Inc.	34,214	1,103
Dominion Resources, Inc.	109,162	4,229
DTE Energy Co.	29,884	1,363
Duke Energy Corp.	238,420	3,815
Edison International	57,119	1,812
Entergy Corp.	34,598	2,478
Exelon Corp.	119,921	4,553
FirstEnergy Corp.	53,707	1,892
Integrys Energy Group, Inc.	14,716	644
NextEra Energy, Inc.	75,221	3,668
Nicor, Inc.	9,400	381
NiSource, Inc.	48,582	704
Northeast Utilities	32,000	815
NRG Energy, Inc.(a)	47,200	1,001
Oneok, Inc.	18,600	804
Pepco Holdings, Inc.	41,700	654
PG&E Corp.	67,826	2,788
Pinnacle West Capital Corp.	20,360	740
PPL Corp.	82,375	2,055
Progress Energy, Inc.	52,281	2,050
Public Service Enterprise Group, Inc.	92,324	2,893
SCANA Corp.	18,300	654
Sempra Energy	43,386	2,030
Southern Co.	149,043	4,960
TECO Energy, Inc.	34,951	527
Wisconsin Energy Corp.	20,100	1,020
Xcel Energy, Inc.	79,151	1,631

		60,516

TOTAL COMMON STOCKS (Cost $1,329,377)		1,685,327

	Par
	Amount
	(000)
U.S. GOVERNMENT SECURITIES — 0.4%
United States Treasury Bill(b)(e)(f) 0.08% due 10/14/10	$3,715	3,714
United States Treasury Bill(b)(e)(f) 0.13% due 09/16/10	3,000	2,999

TOTAL U.S. GOVERNMENT SECURITIES (Cost $6,713)		6,713

	Shares
	(000)
MONEY MARKET FUNDS — 2.1%
AIM Short Term Investment Prime Portfolio	35,549	35,549
Federated Money Market Obligations Trust	576	576

TOTAL MONEY MARKET FUNDS (Cost $36,125)		36,125

TOTAL INVESTMENTS(g)† — 99.9% (Identified Cost $1,372,215)		1,728,165

Other Assets in Excess of Liabilities — 0.1%		1,807

NET ASSETS — 100.0%		$1,729,972

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

(c)	Affiliated issuer. See table that follows for more information.

(d)	Amount is less than $1,000.

(e)	Rate represents annualized yield at date of purchase.
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Portfolio of Investments — (continued)
June 30, 2010 (Unaudited)

(f)	Value determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

(g)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)

†	See Note 2 of the Notes to Financial Statements.

		Unrealized
	Number of	Depreciation
	Contracts	(000)
Schedule of Futures Contracts S&P 500 Financial Futures Contracts (long) Expiration Date 09/2010	894	$(2,753)

Total unrealized depreciation on open futures contracts purchased		$(2,753)

Affiliate Table
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2010 is listed in the Portfolio of Investments.

						Income earned
		Shares purchased	Shares sold for		Value at	for the six months	Realized loss
Security	Number of shares	for the six months	the six months	Number of shares	06/30/10	ended 06/30/10	on shares sold
Description	held at 12/31/09	ended 06/30/10	ended 06/30/10	held at 06/30/10	(000)	(000)	(000)
State Street Corp.	90,925	6,300	6,900	90,325	$3,055	$2	$(163)
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)
(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market value (identified cost $1,368,940)	$1,725,110
Investments in non-controlled affiliates at market value (identified cost $3,275) (Note 4)	3,055

Total investments at market value (identified cost $1,372,215)	1,728,165
Dividends and interest	2,261

Total assets	1,730,426
Liabilities
Daily variation margin on futures contracts	389
Management fees (Note 4)	65

Total liabilities	454

Net Assets	$1,729,972

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Statement of Operations
Six Months Ended June 30, 2010 (Unaudited)
(Amounts in thousands)

Investment Income
Interest	$35
Dividend income — unaffiliated issuers	17,606
Dividend income — non-controlled affiliated issuer	2

Total investment income	17,643

Expenses
Management fees (Note 4)	415

Total expenses	415

Net Investment Income	$17,228

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	$16,015
Investments — non-controlled affiliated issuer	(163)
Futures contracts	(236)

15,616

Net change in net unrealized appreciation (depreciation) on:
Investments	(152,753)
Futures contracts	(3,300)

(156,053)

Net realized and unrealized loss	(140,437)

Net Decrease in Net Assets Resulting from Operations	$(123,209)

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Statements of Changes in Net Assets
(Amounts in thousands)

	For The
	Six Months Ended	For The
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Increase (Decrease) in Net Assets From Operations:
Net investment income	$17,228	$38,199
Net realized gain (loss) on investments and futures contracts	15,616	(88,220)
Net change in net unrealized appreciation (depreciation) on investments and futures contracts	(156,053)	473,395

Net increase (decrease) in net assets resulting from operations	(123,209)	423,374

Capital Transactions:
Contributions	171,603	267,641
Withdrawals	(211,808)	(319,837)

Net decrease in net assets from capital transactions	(40,205)	(52,196)

Net Increase (Decrease) in Net Assets	(163,414)	371,178
Net Assets
Beginning of period	1,893,386	1,522,208

End of period	$1,729,972	$1,893,386

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Financial Highlights
The following table includes selected supplemental data and ratios to average net assets:

	Six Months
	Ended
	06/30/10		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$1,729,972		$1,893,386	$1,522,208	$2,422,377	$2,766,696	$2,453,109
Ratios to average net assets:
Operating expenses	0.045	%*	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.87	%*	2.28%	2.30%	1.96%	1.94%	1.84%
Portfolio turnover rate(a)	10	%**	19%	14%	12%	10%	8%
Total return(b)	(6.62	)%**	26.50%	(37.02)%	5.49%	15.75%	4.87%

(a)	The portfolio turnover rate excludes in-kind security transactions.

(b)	Results represent past performance and are not indicative of future results.

*	Annualized.

**	Not annualized.
See Notes to Financial Statements.

State Street Equity 500 Index Portfolio
Notes to Financial Statements
June 30, 2010 (Unaudited)
1. Organization
State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises eleven investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Limited Duration Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At June 30, 2010, the following Portfolios were in operation: the Portfolio, the State Street Money Market Portfolio, the State Street Tax Free Money Market Portfolio, the State Street Short-Term Tax Exempt Bond Portfolio, the State Street Treasury Money Market Portfolio, the State Street Treasury Plus Money Market Portfolio and the State Street U.S. Government Money Market Portfolio. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.
The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.
Security valuation – The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.
The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)
advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.
The three tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2010, in valuing the Portfolio’s assets carried at fair value (amounts in thousands):

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
INVESTMENTS:
Common Stocks	$1,685,327	$—	$—	$1,685,327
U.S. Government Securities	—	6,713	—	6,713
Money Market Funds	36,125	—	—	36,125
OTHER LIABILITIES:
Futures contracts	(2,753)	—	—	(2,753)

TOTAL ASSETS AND LIABILITIES	$1,718,699	$6,713	$—	$1,725,412

The type of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.
The Portfolio adopted updated provisions surrounding Fair Value Measurements and Disclosures effective March 31, 2010. This update applies to the Portfolio’s disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
Securities transactions, investment income and expenses – Securities transactions are recorded on a trade date basis for financial statement purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis and includes amortization of premium and

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)
accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.
Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio has reviewed the tax positions for open years as of and during the year ended December 31, 2009, and determined it did not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2010, tax years 2006 through 2009 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
At June 30, 2010, the book cost of investments was $1,372,215 which approximates cost computed on a federal tax basis. The aggregate gross unrealized appreciation and gross unrealized depreciation was $488,044 and $132,094, respectively, resulting in net appreciation of $355,950 for all securities as computed on a federal income tax basis.
Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.
The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.
The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The following table, grouped into appropriate risk

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)
categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at June 30, 2010:
Liability Derivatives(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(2,753)	$—	$—	$(2,753)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts.
Transactions in derivative instruments during the six months ended June 30, 2010, were as follows:
Realized Gain (Loss)(1) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(236)	$—	$—	$(236)
Change in Appreciation (Depreciation)(2) (amounts in thousands)

		Foreign
	Interest Rate	Exchange	Credit	Equity	Commodity	Other
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Futures Contracts	$—	$—	$—	$(3,300)	$—	$—	$(3,300)

(1)	Statement of Operations location: Net realized gain (loss) on: Futures contracts

(2)	Statement of Operations location: Net change in unrealized appreciation (depreciation) on: Futures contracts
Use of estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates.
3. Securities Transactions
For the period ended June 30, 2010, purchases and sales of investment securities, excluding short-term investments, futures contracts, contributions in-kind and fair value of withdrawals, aggregated to $169,814 and $190,169, respectively.
4. Related Party Fees and Transactions
The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets. For the period ended June 30, 2010, these fees amounted to $415.
Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corporation, the holding company of State Street, were made according

State Street Equity 500 Index Portfolio
Notes to Financial Statements (continued)
June 30, 2010 (Unaudited)
to its representative portion of the S&P 500® Index. The market value of this investment at June 30, 2010 is listed in the Portfolio of Investments.
5. Trustees’ Fees
Pursuant to certain agreements with State Street and its affiliates, each Independent Trustee receives for his or her services a $30,000 retainer in addition to $2,500 for each in-person meeting and $500 for each telephonic meeting from State Street or its affiliates. These fees are paid through a unitary fee.
6. Indemnifications
The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust. Management does not expect any significant claims.
7. Subsequent Events
In accordance with provisions surrounding Subsequent Events adopted by the Portfolio, management has evaluated the possibility of subsequent events existing in the Portfolio’s financial statements. Management has determined that there are no material events that would require disclosure in the Portfolio’s financial statements.

State Street Equity 500 Index Portfolio
General Information
June 30, 2010 (Unaudited)
Proxy Voting Policies and Procedures and Record
The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.
Quarterly Portfolio Schedule
The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Schedule of Investments June 30, 2010 (Unaudited)
Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Advertising Agencies — 0.9%
Arbitron, Inc.	8,013	$205,373
Constant Contact, Inc. (a)(b)	8,610	183,651
DG FastChannel, Inc. (a)	7,510	244,676
Dex One Corp. (a)	15,000	285,000
Harte-Hanks, Inc.	11,633	121,565
InterDigital, Inc. (a)(b)	13,144	324,525
National CineMedia, Inc.	13,123	218,629
QuinStreet, Inc. (a)	3,136	36,095
SuperMedia, Inc. (a)	3,894	71,221
Valassis Communications, Inc. (a)	14,966	474,722
ValueClick, Inc. (a)	24,393	260,761
Viad Corp.	6,376	112,537

		2,538,755
Aerospace — 1.4%
AAR Corp. (a)	11,639	194,837
AeroVironment, Inc. (a)	4,967	107,933
Applied Energetics, Inc. (a)	24,385	25,117
Argon ST, Inc. (a)	4,031	138,223
Astronics Corp. (a)	2,930	47,935
Ceradyne, Inc. (a)	7,587	162,134
Cubic Corp.	4,676	170,113
Curtiss-Wright Corp.	13,509	392,301
Ducommun, Inc.	3,300	56,430
Esterline Technologies Corp. (a)	8,871	420,929
GenCorp, Inc. (a)	17,546	76,851
Heico Corp.	8,748	314,228
Herley Industries, Inc. (a)	4,257	60,705
Kaman Corp., Class A	7,809	172,735
Kratos Defense & Security Solutions, Inc. (a)	4,949	51,965
LMI Aerospace, Inc. (a)	2,724	42,957
Ladish Co., Inc. (a)	4,734	107,556
Moog, Inc., Class A (a)	13,539	436,362
Orbital Sciences Corp. (a)	17,124	270,046
Teledyne Technologies, Inc. (a)	10,752	414,812
Triumph Group, Inc.	4,955	330,152

		3,994,321
Agriculture, Fishing & Ranching — 0.5%
The Andersons, Inc.	5,575	181,689
Cadiz, Inc. (a)	4,204	50,742
Cal-Maine Foods, Inc.	4,243	135,479
Calavo Growers, Inc.	3,536	63,507
Fresh Del Monte Produce, Inc. (a)	11,876	240,370
Limoneira Co.	2,434	52,964
Pilgrims Pride Corp. (a)	15,377	101,027
Sanderson Farms, Inc.	6,786	344,322
Seaboard Corp.	96	144,960

		1,315,060
Air Transport — 1.0%
Air Transport Services Group, Inc. (a)	16,200	77,112
AirTran Holdings, Inc. (a)	40,304	195,475
Alaska Air Group, Inc. (a)	10,698	480,875
Allegiant Travel Co. (b)	4,560	194,666
Atlas Air Worldwide Holdings, Inc. (a)	7,760	368,600
Bristow Group, Inc. (a)	10,773	316,726
Hawaiian Holdings, Inc. (a)	15,735	81,350
JetBlue Airways Corp. (a)	73,190	401,813
PHI, Inc. (a)	4,223	59,502
Pinnacle Airlines Corp. (a)	6,116	33,271
Republic Airways Holdings, Inc. (a)	10,400	63,544
SkyWest, Inc.	16,732	204,465
US Airways Group, Inc. (a)(b)	48,454	417,189

		2,894,588
Alternative Energy — 0.3%
Clean Energy Fuels Corp. (a)(b)	12,215	182,492
Comverge, Inc. (a)	7,823	70,094
EnerNOC, Inc. (a)(b)	5,961	187,414
Green Plains Renewable Energy (a)	4,980	50,896
Rex American Resources Corp. (a)	2,365	37,840
Syntroleum Corp. (a)	22,130	36,293
USEC, Inc. (a)	34,150	162,554

		727,583
Aluminum — 0.1%
Century Aluminum Co. (a)	19,199	169,527
Kaiser Aluminum Corp.	4,605	159,656

		329,183
Asset Management & Custodian — 0.9%
American Capital Ltd. (a)(b)	101,892	491,120
Apollo Investment Corp.	58,849	549,061
Artio Global Investors, Inc.	8,318	130,925
Calamos Asset Management, Inc., Class A	5,840	54,195
Capital Southwest Corp.	869	76,394
Cohen & Steers, Inc. (b)	5,134	106,479
Cowen Group, Inc., Class A (a)	11,221	46,006
Diamond Hill Investments Group	728	41,270
Epoch Holding Corp.	4,127	50,638
Fifth Street Finance Corp.	13,513	149,048
Financial Engines, Inc. (a)	4,059	55,203
GAMCO Investors, Inc., Class A	2,066	76,855
Golub Capital BDC, Inc.	2,265	32,661
Harris & Harris Group, Inc. (a)	9,712	39,722
JMP Group, Inc.	4,706	29,130
MCG Capital Corp.	23,131	111,723
MVC Capital, Inc.	7,347	94,923
NGP Capital Resources Co.	6,861	49,193
National Financial Partners Corp. (a)	12,618	123,278
Oppenheimer Holdings, Inc.	3,009	72,066
Solar Capital Ltd.	1,659	31,952
THL Credit, Inc. (a)	2,766	31,809
TICC Capital Corp.	8,304	69,754
Virtus Investment Partners, Inc. (a)	1,648	30,851
Westwood Holdings Group, Inc.	1,758	61,794

		2,606,050
Auto Parts — 0.7%
ATC Technology Corp. (a)	5,990	96,559
American Axle & Manufacturing Holdings, Inc. (a)	16,952	124,258
Amerigon, Inc. (a)	6,500	47,970
ArvinMeritor, Inc. (a)	28,139	368,621
Dana Holding Corp. (a)	42,025	420,250
Dorman Products, Inc. (a)	3,377	68,654
Exide Technologies (a)	22,951	119,345
Fuel Systems Solutions, Inc. (a)(b)	4,251	110,313
Standard Motor Products, Inc.	5,982	48,275
Stoneridge, Inc. (a)	4,767	36,182
Superior Industries International, Inc.	6,929	93,126
Tenneco, Inc. (a)	17,879	376,532
U.S. Auto Parts Network, Inc. (a)	4,321	25,926

		1,936,011
See Notes to Financial Statements.

42	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Auto Services — 0.1%
Cooper Tire & Rubber Co. (b)	18,228	$355,446
Back Office Support, HR, & Consulting — 1.4%
APAC Customer Services, Inc. (a)	10,021	57,120
Administaff, Inc.	6,459	156,049
The Advisory Board Co. (a)	4,685	201,268
Barrett Business Services, Inc.	2,631	32,624
CBIZ, Inc. (a)	13,553	86,197
CDI Corp.	4,021	62,446
CRA International, Inc. (a)	3,485	65,623
Compass Diversified Holdings	10,042	134,663
Corporate Executive Board Co.	10,242	269,057
CoStar Group, Inc. (a)	6,194	240,327
Diamond Management & Technology Consultants, Inc.	7,358	75,861
Dice Holdings, Inc. (a)	5,025	34,773
ExlService Holdings, Inc. (a)	4,738	81,351
Forrester Research, Inc. (a)	4,445	134,506
GP Strategies Corp. (a)	4,600	33,396
Heidrick & Struggles International, Inc.	5,334	121,722
Hudson Highland Group, Inc. (a)	10,272	45,197
Huron Consulting Group, Inc. (a)	6,670	129,465
ICF International, Inc. (a)	5,280	126,350
Kelly Services, Inc., Class A (a)	8,245	122,603
Kforce, Inc. (a)	9,379	119,582
Korn/Ferry International (a)	13,821	192,112
LECG Corp. (a)	9,818	25,527
Liquidity Services, Inc. (a)	4,300	55,728
LoopNet, Inc. (a)	6,083	75,003
MAXIMUS, Inc.	5,236	303,007
Manpower, Inc.	—	17
Navigant Consulting, Inc. (a)	15,244	158,233
On Assignment, Inc. (a)	11,551	58,102
Resources Connection, Inc. (a)	13,972	190,019
SFN Group, Inc. (a)	16,030	87,524
SYKES Enterprises, Inc. (a)	12,455	177,235
TeleTech Holdings, Inc. (a)	9,140	117,815
TrueBlue, Inc. (a)	13,277	148,570
Volt Information Sciences, Inc. (a)	4,837	40,631

		3,959,703
Banks: Diversified — 6.2%
1st Source Corp.	4,666	78,949
1st United BanCorp., Inc. (a)	6,966	51,270
Alliance Financial Corp.	1,610	44,758
American National Bankshares, Inc.	2,097	44,855
Ameris Bancorp	7,382	71,310
Ames National Corp.	2,595	50,706
Arrow Financial Corp.	2,945	68,029
Bancfirst Corp.	2,089	76,228
Banco Latinoamericana De Comercio Exterior SA	8,601	107,426
The Bancorp, Inc. (a)	7,101	55,601
Bancorp Rhode Island, Inc.	1,320	34,584
Bank of Marin Bancorp	1,727	55,143
Bank of the Ozarks, Inc.	3,914	138,830
Boston Private Financial Holdings, Inc.	21,013	135,114
Bridge Bancorp, Inc.	2,116	51,376
Bryn Mawr Bank Corp.	2,799	46,967
CNB Financial Corporation	3,069	33,698
CVB Financial Corp. (b)	26,827	254,856
Camden National Corp.	2,404	66,038
Capital City Bank Group, Inc. (b)	3,783	46,834
Cardinal Financial Corp.	8,913	82,356
Cathay General Bancorp	23,631	244,108
Center Financial Corp. (a)	11,027	56,789
Centerstate Banks, Inc.	6,845	69,066
Chemical Financial Corp.	7,349	160,061
Citizens & Northern Corp.	3,947	42,233
Citizens Banking Corp. (a)	119,962	101,968
City Holding Co.	4,704	131,148
CoBiz Financial, Inc.	10,294	67,837
Columbia Banking System, Inc.	11,788	215,249
Community Bank System, Inc.	9,923	218,604
Community Trust Bancorp, Inc.	4,181	104,943
Danvers Bancorp, Inc.	5,866	84,764
Eagle Bancorp, Inc. (a)	5,134	60,479
Enterprise Financial Services Corp.	4,884	47,082
F.N.B. Corp.	34,235	274,907
Financial Institutions, Inc.	3,303	58,661
First Bancorp, Inc.	2,937	38,563
First Bancorp, North Carolina	4,594	66,567
First Busey Corp. (b)	16,534	74,899
First Commonwealth Financial Corp.	26,125	137,156
First Community Bancshares, Inc.	4,913	72,172
First Financial Bancorp	17,309	258,770
First Financial Bankshares, Inc.	6,139	295,225
First Financial Corp.	3,422	88,322
First Merchants Corp.	8,112	68,790
First Midwest Bancorp, Inc.	22,176	269,660
The First of Long Island Corp.	1,918	49,312
First South Bancorp, Inc.	2,851	30,249
FirstMerit Corp.	32,081	549,548
German American Bancorp, Inc.	3,588	54,896
Glacier Bancorp, Inc.	21,509	315,537
Greene County Bancshares, Inc. (a)	3,759	48,002
Hancock Holding Co.	8,558	285,495
Heartland Financial USA, Inc. (b)	4,086	70,606
Home Bancshares, Inc.	6,655	151,801
Hudson Valley Holding Corp.	3,608	83,417
IBERIABANK Corp.	7,945	409,009
International Bancshares Corp.	15,758	263,001
Investors Bancorp, Inc. (a)	14,211	186,448
Lakeland Bancorp, Inc.	6,523	55,576
Lakeland Financial Corp.	4,970	99,301
MA Independent Bank Corp.	6,415	158,322
MB Financial, Inc.	15,893	292,272
MT First Interstate Bancsystem, Inc.	3,928	61,787
MainSource Financial Group, Inc.	6,605	47,358
Merchants Bancshares, Inc.	1,733	38,507
Meridian Interstate Bancorp, Inc. (a)	3,105	33,845
Metro Bancorp, Inc. (a)	4,251	52,457
Midsouth Bancorp, Inc.	2,564	32,742
NBT Bancorp, Inc.	10,316	210,653
Nara Bancorp, Inc. (a)	11,626	98,007
National Bankshares, Inc.	2,223	53,863
National Penn Bancshares, Inc.	38,212	229,654
Old National Bancorp	25,936	268,697
Oriental Financial Group	9,855	124,764
Orrstown Financial Service, Inc.	2,100	46,473
Pacific Continental Corp.	5,880	55,684
PacWest Bancorp	9,298	170,246
Park National Corp. (b)	3,678	239,217
Peapack-Gladstone Financial Corp.	2,883	33,731
Penns Woods Bancorp, Inc.	1,395	42,436
Peoples Bancorp, Inc.	3,253	47,169
Pinnacle Financial Partners, Inc. (a)	10,234	131,507
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	43

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Banks: Diversified (concluded)
PrivateBancorp, Inc.	15,651	$173,413
Prosperity Bancshares, Inc.	13,829	480,558
Provident Financial Services, Inc.	17,989	210,291
Renasant Corp.	6,616	94,940
Republic Bancorp, Inc., Class A	2,989	66,954
Rockville Financial, Inc.	2,684	31,966
Roma Financial Corp.	2,733	29,680
S&T Bancorp, Inc. (b)	7,470	147,607
SCBT Financial Corp.	3,877	136,548
SVB Financial Group (a)	12,436	512,736
SY Bancorp, Inc.	3,648	83,831
Sandy Spring Bancorp, Inc.	7,344	102,889
Sierra Bancorp	3,072	35,328
Signature Bank (a)	12,173	462,696
Simmons First National Corp., Class A	5,178	135,974
Southside Bancshares, Inc.	4,953	97,277
Southwest Bancorp, Inc.	5,806	77,162
State Bancorp, Inc.	5,431	51,595
StellarOne Corp.	7,122	90,948
Sterling Bancorp	8,268	74,412
Sterling Bancshares, Inc.	27,802	130,947
Suffolk Bancorp	2,985	92,356
Susquehanna Bancshares, Inc.	38,936	324,337
Taylor Capital Group, Inc. (a)	3,084	39,907
Texas Capital Bancshares, Inc. (a)	10,935	179,334
Tompkins Trustco, Inc.	2,401	90,638
Tower Bancorp, Inc.	1,863	40,781
Towne Bank (b)	7,182	104,283
Trico Bancshares	4,347	73,595
TrustCo Bank Corp. NY	23,237	130,127
Trustmark Corp.	18,948	394,497
UMB Financial Corp.	9,330	331,775
Umpqua Holdings Corp.	34,358	394,430
Union First Market Bankshares Corp.	5,521	67,687
United Bankshares, Inc. (b)	11,591	277,489
United Community Banks, Inc. (a)	28,666	113,231
Univest Corp. of Pennsylvania	5,148	89,163
Virginia Commerce Bancorp (a)	6,485	40,531
Washington Banking Co.	4,760	60,880
Washington Trust Bancorp, Inc.	4,461	76,015
Webster Financial Corp.	19,554	350,799
WesBanco, Inc.	7,031	118,472
West Bancorp., Inc. (a)	5,064	34,486
West Coast Bancorp (a)	28,990	73,924
Westamerica Bancorp. (b)	8,584	450,832
Western Alliance Bancorp (a)	17,825	127,805
Whitney Holding Corp.	28,802	266,418
Wilshire Bancorp, Inc.	6,088	53,270
Wintrust Financial Corp.	9,271	309,095

		17,958,449
Banks: Savings, Thrift & Mortgage Lending — 1.1%
Abington Bancorp, Inc.	6,673	58,189
Astoria Financial Corp.	25,494	350,797
Bank Mutual Corp.	14,337	81,434
BankFinancial Corp.	6,200	51,522
Beneficial Mutual Bancorp, Inc. (a)	10,346	102,219
Berkshire Hills Bancorp, Inc.	4,386	85,439
BofI Holding, Inc. (a)	2,218	31,318
Brookline Bancorp, Inc.	17,740	157,531
Dime Community Bancshares, Inc.	8,192	101,007
ESB Financial Corp.	2,997	39,111
ESSA Bancorp, Inc.	4,914	60,491
First Financial Holdings, Inc.	5,188	59,403
Flagstar BanCorp., Inc. (a)	14,476	45,455
Flushing Financial Corp.	9,466	115,769
Great Southern Bancorp, Inc.	3,095	62,860
Heritage Financial Corp. (a)	2,942	44,042
Home Bancorp, Inc. (a)	2,774	35,812
Home Federal Bancorp, Inc.	5,300	66,939
Kearny Financial Corp.	4,644	42,539
NewAlliance Bancshares, Inc.	31,305	350,929
Northfield Bancorp, Inc.	5,502	71,416
Northwest Bancshares, Inc.	32,849	376,778
OceanFirst Financial Corp.	4,601	55,534
Ocwen Financial Corp. (a)	22,274	226,972
OmniAmerican Bancorp, Inc. (a)	3,994	45,092
Oritani Financial Corp.	16,846	168,460
Provident New York Bancorp	11,920	105,492
Territorial BanCorp., Inc.	3,793	71,877
United Financial Bancorp, Inc.	5,370	73,301
ViewPoint Financial Group	3,233	44,777
WSFS Financial Corp.	1,549	55,656
Westfield Financial, Inc.	9,012	75,070

		3,313,231
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,675	180,429
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,333	63,877
Farmer Bros. Co.	2,387	36,020
Heckmann Corp. (a)(b)	27,229	126,342
National Beverage Corp.	3,470	42,612
Peet’s Coffee & Tea, Inc. (a)	3,552	139,487

		408,338
Biotechnology — 3.1%
AMAG Pharmaceuticals, Inc. (a)	6,316	216,955
AVI BioPharma, Inc. (a)	34,178	55,027
Accelrys, Inc. (a)	8,858	57,134
Acorda Therapeutics, Inc. (a)	11,626	361,685
Affymax, Inc. (a)	6,383	38,170
Albany Molecular Research, Inc. (a)	7,440	38,465
Allos Therapeutics, Inc. (a)	23,763	145,667
Alnylam Pharmaceuticals, Inc. (a)	10,998	165,190
Arena Pharmaceuticals, Inc. (a)(b)	30,910	94,894
Ariad Pharmaceuticals, Inc. (a)	33,664	94,932
Arqule, Inc. (a)	12,752	54,834
Array Biopharma, Inc. (a)	16,502	50,331
BioMimetic Therapeutics, Inc. (a)	4,824	53,643
Biosante Pharmaceuticals, Inc. (a)	20,480	36,045
Biotime, Inc. (a)	6,680	41,149
Celera Corp. (a)	24,703	161,805
Celldex Therapeutics, Inc. (a)	9,844	44,889
Cepheid, Inc. (a)	17,847	285,909
Chelsea Therapeutics International, Inc. (a)	10,081	29,537
Clinical Data, Inc. (a)	3,345	41,612
Combinatorx, Inc. (a)	21,729	31,507
Cubist Pharmaceuticals, Inc. (a)	17,260	355,556
Curis, Inc. (a)	23,604	32,810
Cypress Bioscience, Inc. (a)	12,166	27,982
Cytokinetics, Inc. (a)	14,961	35,458
Cytori Therapeutics, Inc. (a)	12,791	44,513
See Notes to Financial Statements.

44	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Biotechnology (concluded)
CytRx Corp. (a)	37,640	$28,983
Dyax Corp. (a)	30,092	68,309
Dynavax Technologies Corp. (a)	22,519	41,885
Emergent Biosolutions, Inc. (a)	5,657	92,435
Enzo Biochem, Inc. (a)	10,424	42,426
Enzon Pharmaceuticals, Inc. (a)(b)	14,968	159,409
Exact Sciences Corp. (a)	11,168	49,139
Exelixis, Inc. (a)	32,821	113,889
Furiex Pharmaceuticals, Inc. (a)	2,637	26,792
Genomic Health, Inc. (a)(b)	4,272	55,237
Geron Corp. (a)(b)	29,274	146,955
Halozyme Therapeutics, Inc. (a)	21,725	152,944
Idenix Pharmaceuticals, Inc. (a)	11,092	55,460
ImmunoGen, Inc. (a)	20,445	189,525
Immunomedics, Inc. (a)(b)	19,500	60,255
Incyte Corp. (a)	26,476	293,089
Inhibitex, Inc. (a)	15,621	39,833
Inovio Pharmaceuticals, Inc. (a)	26,434	26,963
InterMune, Inc. (a)	13,725	128,329
Kensey Nash Corp. (a)	2,432	57,663
Keryx Biopharmaceuticals, Inc. (a)	15,456	56,569
Lexicon Genetics, Inc. (a)	60,374	77,279
Ligand Pharmaceuticals, Inc., Class B (a)	37,409	54,617
MannKind Corp. (a)(b)	18,741	119,755
Martek Biosciences Corp. (a)	9,923	235,274
Maxygen, Inc. (a)	9,719	53,746
Medivation, Inc. (a)(b)	10,272	90,804
Metabolix, Inc. (a)	8,165	116,841
Micromet, Inc. (a)	24,448	152,555
Momenta Pharmaceuticals, Inc. (a)	12,111	148,481
NPS Pharmaceuticals, Inc. (a)	17,999	115,914
Nabi Biopharmaceuticals (a)	13,970	75,997
Nektar Therapeutics (a)	28,384	343,446
Neuralstem, Inc. (a)	13,499	33,747
Neurocrine Biosciences, Inc. (a)	14,916	83,530
Neurogesx, Inc. (a)	3,644	24,160
Novavax, Inc. (a)(b)	25,850	56,094
Omeros Corp. (a)	6,077	45,091
Onyx Pharmaceuticals, Inc. (a)	18,755	404,920
Opko Health, Inc. (a)	27,628	62,439
Orexigen Therapeutics, Inc. (a)	10,000	42,000
Osiris Therapeutics, Inc. (a)	5,369	31,194
PDL BioPharma, Inc.	35,489	199,448
Peregrine Pharmaceuticals, Inc. (a)	16,080	34,572
Pharmasset, Inc. (a)	8,933	244,228
Progenics Pharmaceuticals, Inc. (a)	8,908	48,816
Pure Bioscience (a)	11,689	27,937
RTI Biologics, Inc. (a)	17,025	49,883
Rigel Pharmaceuticals, Inc. (a)	16,005	115,236
Sangamo Biosciences, Inc. (a)	14,038	52,081
Savient Pharmaceuticals, Inc. (a)	20,161	254,029
Seattle Genetics, Inc. (a)	25,137	301,393
Sequenom, Inc. (a)	18,740	110,753
StemCells, Inc. (a)(b)	39,100	36,754
Targacept, Inc. (a)	7,207	139,311
Theravance, Inc. (a)	18,828	236,668
Vanda Pharmaceuticals, Inc. (a)	8,575	56,681
ViroPharma, Inc. (a)	23,299	261,182
ZIOPHARM Oncology, Inc. (a)	15,216	48,387
ZymoGenetics, Inc. (a)	16,266	68,642

		9,135,673
Building Materials — 0.9%
Acuity Brands, Inc.	12,990	472,576
Ameron International Corp.	2,766	166,873
Builders FirstSource, Inc. (a)	14,690	35,256
Gibraltar Industries, Inc. (a)	9,304	93,970
Griffon Corp. (a)	13,307	147,175
Headwaters, Inc. (a)	18,810	53,420
LSI Industries, Inc.	6,524	31,837
Louisiana-Pacific Corp. (a)	37,659	251,939
NCI Building Systems, Inc. (a)	5,660	47,374
Quanex Building Products Corp.	11,482	198,524
Simpson Manufacturing Co., Inc.	11,690	286,990
Texas Industries, Inc.	6,233	184,123
Trex Co., Inc. (a)	4,741	95,247
Watsco, Inc.	8,294	480,388

		2,545,692
Building: Climate Control — 0.1%
Aaon, Inc.	3,785	88,228
Comfort Systems USA, Inc.	11,590	111,960
Interline Brands, Inc. (a)	9,882	170,860

		371,048
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	13,733	247,469
Cable Television Services — 0.1%
Knology, Inc. (a)	9,458	103,376
Mediacom Communications Corp., Class A (a)	12,803	86,036

		189,412
Casinos & Gambling — 0.3%
Ameristar Casinos, Inc.	8,272	124,576
Boyd Gaming Corp. (a)	16,324	138,591
Isle of Capri Casinos, Inc. (a)	5,003	46,328
Monarch Casino & Resort, Inc. (a)	3,071	31,109
Multimedia Games, Inc. (a)	8,949	40,271
Pinnacle Entertainment, Inc. (a)	18,409	174,149
Scientific Games Corp., Class A (a)	19,554	179,897
Shuffle Master, Inc. (a)	16,308	130,627

		865,548
Chemicals: Diversified — 1.3%
A Schulman, Inc.	9,477	179,684
Aceto Corp.	8,177	46,854
American Vanguard Corp.	6,310	50,038
Arch Chemicals, Inc.	6,774	208,233
Georgia Gulf Corp. (a)	10,107	134,827
Hawkins, Inc. (b)	2,718	65,449
Innophos Holdings, Inc.	6,469	168,712
KMG Chemicals, Inc.	1,950	28,002
LSB Industries, Inc. (a)	5,200	69,212
Landec Corp. (a)	8,333	49,081
OM Group, Inc. (a)	9,242	220,514
Olin Corp.	23,480	424,753
Omnova Solutions, Inc. (a)	13,628	106,435
PolyOne Corp. (a)	27,896	234,884
Rockwood Holdings, Inc. (a)	15,642	354,917
Sensient Technologies Corp.	14,793	383,583
Solutia, Inc. (a)	36,205	474,286
TPC Group, Inc. (a)	2,517	41,782
W.R. Grace & Co. (a)	21,780	458,251
Westlake Chemical Corp.	5,884	109,266

		3,808,763
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	45

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Chemicals: Specialty — 0.5%
Balchem Corp.	8,523	$213,075
Calgon Carbon Corp. (a)	16,780	222,167
Kraton Performance Polymers, Inc. (a)	3,420	64,262
NewMarket Corp.	3,072	268,247
Polypore International, Inc. (a)	6,608	150,266
Quaker Chemical Corp.	3,395	91,970
Senomyx, Inc. (a)	12,066	45,730
Stepan Co.	2,341	160,195
Zep, Inc.	6,589	114,912

		1,330,824
Coal — 0.3%
Cloud Peak Energy, Inc. (a)	9,460	125,439
International Coal Group, Inc. (a)	39,462	151,929
James River Coal Co. (a)	8,287	131,929
L&L Energy, Inc. (a)	5,132	44,135
Patriot Coal Corp. (a)	23,433	275,338

		728,770
Commercial Finance & Mortgage Companies — 0.1%
Asta Funding, Inc.	3,837	37,871
Federal Agricultural Mortgage Corp., Class B	3,005	42,160
Medallion Financial Corp.	5,845	38,577
NewStar Financial, Inc. (a)	8,659	55,072

		173,680
Commercial Services: Rental & Leasing — 0.5%
Aircastle Ltd.	15,396	120,859
CAI International, Inc. (a)	3,206	38,151
Electro Rent Corp.	5,153	65,907
H&E Equipment Services, Inc. (a)	8,621	64,571
Marlin Business Services, Inc. (a)	2,802	33,876
McGrath RentCorp	7,260	165,383
Mobile Mini, Inc. (a)	10,970	178,592
PHH Corp. (a)(b)	16,627	316,578
RSC Holdings, Inc. (a)	14,971	92,371
TAL International Group, Inc.	5,066	113,833
United Rentals, Inc. (a)	18,078	168,487

		1,358,608
Commercial Vehicles & Parts — 0.2%
Commercial Vehicle Group, Inc. (a)	7,476	76,330
Force Protection, Inc. (a)	21,241	87,088
Miller Industries, Inc.	3,090	41,622
Modine Manufacturing Co. (a)	13,946	107,105
Rush Enterprises, Inc., Class A (a)	9,793	130,835
Spartan Motors, Inc.	10,027	42,113
Wabash National Corp. (a)	17,718	125,975

		611,068
Communications Technology — 2.6%
AboveNet, Inc. (a)	6,735	317,757
Acme Packet, Inc. (a)	13,167	353,929
Adtran, Inc.	18,543	505,668
Anaren, Inc. (a)	4,568	68,246
Anixter International, Inc. (a)	8,399	357,797
Aruba Networks, Inc. (a)(b)	22,033	313,750
Aviat Networks, Inc. (a)	18,591	67,485
Bel Fuse, Inc.	3,259	53,806
BigBand Networks, Inc. (a)	15,609	47,139
Black Box Corp.	5,322	148,431
Comtech Telecommunications Corp. (a)	8,487	254,016
Digi International, Inc. (a)	7,738	63,993
DigitalGlobe, Inc. (a)	8,155	214,477
EMS Technologies, Inc. (a)	4,700	70,594
Echelon Corp. (a)(b)	10,208	74,825
Emulex Corp. (a)	24,180	221,972
Extreme Networks, Inc. (a)	27,499	74,247
Finisar Corp. (a)	22,658	337,604
GSI Technology, Inc. (a)	6,262	35,819
GeoEye, Inc. (a)	6,798	211,690
Globecomm Systems, Inc. (a)	6,819	56,257
Harmonic, Inc. (a)	29,307	159,430
Hughes Communications, Inc. (a)	3,025	73,598
Infinera Corp. (a)	26,645	171,327
Ixia (a)	9,981	85,737
KVH Industries, Inc. (a)	4,559	56,623
Loral Space & Communications Ltd. (a)	3,371	144,009
NETGEAR, Inc. (a)	10,573	188,622
Network Equipment Technologies, Inc. (a)	9,849	34,373
Novatel Wireless, Inc. (a)	9,400	53,956
Oclaro, Inc. (a)	14,947	165,762
Oplink Communications, Inc. (a)	6,474	92,773
PC-Tel, Inc. (a)	6,452	32,518
Plantronics, Inc.	14,449	413,241
Riverbed Technology, Inc. (a)	18,918	522,515
SeaChange International, Inc. (a)	8,651	71,198
Shoretel, Inc. (a)	13,690	63,522
Sonus Networks, Inc. (a)	62,969	170,646
Sycamore Networks, Inc.	6,039	100,368
Syniverse Holdings, Inc. (a)	20,692	423,152
Tekelec (a)	20,484	271,208
Viasat, Inc. (a)	9,945	323,809

		7,467,889
Computer Services Software & Systems — 6.2%
3PAR, Inc. (a)	11,779	109,662
ACI Worldwide, Inc. (a)(c)	10,249	199,548
Actuate Corp. (a)	13,953	62,091
Acxiom Corp. (a)	20,521	301,453
American Reprographics Co. (a)	11,289	98,553
American Software, Class A	7,446	34,401
ArcSight, Inc. (a)	7,433	166,425
Ariba, Inc. (a)	27,012	430,301
Art Technology Group, Inc. (a)	47,601	162,795
Aspen Technology, Inc. (a)	18,777	204,482
Avid Technology, Inc. (a)	8,943	113,844
Bell Microproducts, Inc. (a)	10,049	70,142
Blackbaud, Inc.	13,479	293,438
Blackboard, Inc. (a)	10,236	382,110
Blue Coat Systems, Inc. (a)	12,500	255,375
Bottomline Technologies, Inc. (a)	8,343	108,709
CACI International, Inc., Class A (a)	9,034	383,764
CDC Corp., Class A (a)	30,340	63,107
CSG Systems International, Inc. (a)	10,267	188,194
Ciber, Inc. (a)	19,702	54,575
CommVault Systems, Inc. (a)	13,005	292,612
Compellent Technologies, Inc. (a)	7,042	85,349
Computer Task Group, Inc. (a)	4,822	31,150
ComScore, Inc. (a)	6,814	112,227
Concur Technologies, Inc. (a)	12,059	514,678
DealerTrack Holdings, Inc. (a)	12,132	199,571
Delrek, Inc. (a)	6,015	50,165
DemandTec, Inc. (a)	5,800	39,150
See Notes to Financial Statements.

46	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Computer Services Software & Systems (continued)
Digimarc Corp. (a)	2,239	$41,981
Digital River, Inc. (a)	11,836	282,999
DivX, Inc. (a)	10,141	77,680
Double-Take Software, Inc. (a)	6,507	68,258
DynaVox, Inc., Class A (a)	2,910	46,589
EPIQ Systems, Inc. (a)	9,930	128,395
EarthLink, Inc.	32,160	255,994
Ebix, Inc. (a)(b)	8,146	127,729
Epicor Software Corp. (a)	14,572	116,430
Fortinet, Inc. (a)	11,935	196,211
Hypercom Corp. (a)	14,288	66,296
iGate Corp.	7,274	93,253
infoGROUP, Inc. (a)	11,948	95,345
Infospace, Inc. (a)	11,014	82,825
Integral Systems, Inc. (a)	5,614	35,649
Interactive Intelligence, Inc. (a)	4,034	66,279
Internap Network Services Corp. (a)	16,205	67,575
Internet Brands, Inc., Class A (a)	8,900	91,937
Internet Capital Group, Inc. (a)	11,289	85,796
JDA Software Group, Inc. (a)	12,520	275,190
KIT Digital, Inc. (a)	6,183	54,534
Kenexa Corp. (a)	7,014	84,168
Keynote Systems, Inc.	4,271	38,524
Lawson Software, Inc. (a)	41,384	302,103
Limelight Networks, Inc. (a)	12,872	56,508
Lionbridge Technologies, Inc. (a)	18,434	84,243
LivePerson, Inc. (a)	13,488	92,528
Local.com Corp. (a)	5,102	34,898
LogMeIn, Inc. (a)	4,574	119,976
Magma Design Automation, Inc. (a)	16,266	46,195
Manhattan Associates, Inc. (a)	6,837	188,359
Mantech International Corp., Class A (a)	6,640	282,665
Mentor Graphics Corp. (a)	32,123	284,289
Mercury Computer Systems, Inc. (a)	7,342	86,122
MicroStrategy, Inc., Class A (a)	2,698	202,593
Moduslink Global Solutions, Inc. (a)	13,831	83,401
Monotype Imaging Holdings, Inc. (a)	6,966	62,764
NCI, Inc., Class A (a)	2,092	47,237
NIC, Inc.	16,995	108,938
NetScout Systems, Inc. (a)	9,278	131,933
NetSuite, Inc. (a)	5,486	69,343
OpenTable, Inc. (a)	4,796	198,890
Openwave Systems, Inc. (a)	26,129	53,042
Opnet Technologies, Inc.	4,149	60,949
PDF Solutions, Inc. (a)	7,469	35,851
PROS Holdings, Inc. (a)	6,019	39,124
Parametric Technology Corp. (a)	34,742	544,407
Pegasystems, Inc.	4,869	156,344
Perficient, Inc. (a)	7,167	63,858
Progress Software Corp. (a)	12,626	379,159
Quest Software, Inc. (a)	17,902	322,952
Rackspace Hosting, Inc. (a)(b)	29,055	532,869
Radiant Systems, Inc. (a)	8,787	127,060
RealNetworks, Inc. (a)	25,832	85,246
RightNow Technologies, Inc. (a)	6,671	104,668
SAVVIS, Inc. (a)	11,422	168,475
SRA International, Inc., Class A (a)	12,853	252,819
SS&C Technologies Holdings, Inc. (a)	3,743	60,000
SYNNEX Corp. (a)	6,747	172,858
Saba Software, Inc. (a)	9,072	46,721
Sapient Corp.	30,916	313,488
Smith Micro Software, Inc. (a)	9,251	87,977
SolarWinds, Inc. (a)	10,495	168,340
Sonic Solutions, Inc. (a)	7,856	65,598
SonicWALL, Inc. (a)	16,684	196,037
Sourcefire, Inc. (a)	8,313	157,947
Stanley, Inc. (a)	4,219	157,706
SuccessFactors, Inc. (a)	18,971	394,407
Support.com, Inc. (a)	14,780	61,485
Synchronoss Technologies, Inc. (a)	6,195	117,519
Syntel, Inc.	3,960	134,442
TIBCO Software, Inc. (a)	49,698	599,358
TNS, Inc. (a)	7,901	137,793
Taleo Corp., Class A (a)	11,992	291,286
TeleCommunication Systems, Inc., Class A (a)	13,870	57,422
Terremark Worldwide, Inc. (a)	17,798	139,002
Tier Technologies, Inc., Class B (a)	4,796	29,160
Tyler Technologies, Inc. (a)	9,295	144,258
Ultimate Software Group, Inc. (a)	7,524	247,239
Unica Corp. (a)	5,343	51,186
Unisys Corp. (a)	12,776	236,228
United Online, Inc.	25,946	149,449
VASCO Data Security International, Inc. (a)	8,346	51,495
VeriFone Systems, Inc. (a)	25,654	485,630
VirnetX Holding Corp.	10,104	59,816
Virtusa Corp. (a)	4,485	41,845
Wave Systems Corp., Class A (a)	24,643	79,843
Websense, Inc. (a)	12,973	245,190
Zix Corp. (a)	18,399	41,582

		18,119,623
Computer Technology — 0.9%
ADPT Corp. (a)	35,000	101,150
Cray, Inc. (a)	11,034	61,570
Hutchinson Technology, Inc. (a)	7,643	33,094
Imation Corp. (a)	9,203	84,576
Immersion Corp. (a)	9,000	45,540
Insight Enterprises, Inc. (a)	14,106	185,635
Intermec, Inc. (a)	14,702	150,695
Isilon Systems, Inc. (a)	8,122	104,286
Netezza Corp. (a)	15,362	210,152
Network Engines, Inc. (a)	11,600	31,436
Palm, Inc. (a)	49,394	281,052
Quantum Corp. (a)	63,826	119,993
Radisys Corp. (a)	7,569	72,057
Rimage Corp. (a)	3,020	47,807
STEC, Inc. (a)(b)	12,189	153,094
Safeguard Scientifics, Inc. (a)	6,233	65,820
Silicon Graphics International Corp. (a)	9,459	66,970
Stratasys, Inc. (a)	6,210	152,518
Super Micro Computer, Inc. (a)	7,404	99,954
Synaptics, Inc. (a)(b)	10,123	278,382
Xyratex Ltd. (a)	9,124	129,105

		2,474,886
Construction — 0.5%
EMCOR Group, Inc. (a)	19,827	459,392
Granite Construction, Inc.	10,376	244,666
Great Lakes Dredge & Dock Corp.	18,018	108,108
Insituform Technologies, Inc., Class A (a)	11,784	241,336
Orion Marine Group, Inc. (a)	8,146	115,673
Primoris Services Corp.	6,696	42,185
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	47

Schedule of Investments (continued)	Master Small Cap Index Series
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Construction (concluded)
Sterling Construction Co., Inc. (a)	4,995	$64,635
Tutor Perini Corp. (a)	8,000	131,840

		1,407,835
Consumer Electronics — 0.1%
Audiovox Corp., Class A (a)	5,923	43,534
TiVo, Inc. (a)	34,999	258,293
Universal Electronics, Inc. (a)	4,299	71,492

		373,319
Consumer Lending — 0.8%
Advance America, Cash Advance Centers, Inc.	16,921	69,884
Cash America International, Inc.	8,877	304,215
Credit Acceptance Corp. (a)	1,932	94,224
Dollar Financial Corp. (a)	7,443	147,297
Encore Capital Group, Inc. (a)	4,290	88,417
Ezcorp, Inc. (a)	13,929	258,383
First Cash Financial Services, Inc. (a)	9,146	199,383
The First Marblehead Corp. (a)	17,700	41,595
MGIC Investment Corp. (a)	60,244	415,081
MoneyGram International, Inc. (a)	25,981	63,653
Nelnet, Inc., Class A	8,025	154,722
Portfolio Recovery Associates, Inc. (a)	5,109	341,179
Student Loan Corp.	1,317	31,713
World Acceptance Corp. (a)	4,939	189,213

		2,398,959
Consumer Services: Miscellaneous — 0.6%
Ancestry.com, Inc. (a)	5,738	101,104
Coinstar, Inc. (a)	9,487	407,656
Core-Mark Holdings Co., Inc. (a)	3,341	91,543
The Knot, Inc. (a)	9,100	70,798
Move, Inc. (a)	47,666	97,715
Nutrisystem, Inc. (b)	9,439	216,531
Pre-Paid Legal Services, Inc. (a)	2,270	103,262
Sotheby’s Holdings, Inc., Class A	20,069	458,978
Steiner Leisure Ltd. (a)	4,470	171,827

		1,719,414
Containers & Packaging — 0.5%
AEP Industries, Inc. (a)	1,480	35,342
Graham Packaging Co., Inc. (a)	5,205	62,304
Graphic Packaging Holding Co. (a)	33,561	105,717
Myers Industries, Inc.	10,815	87,493
Rock-Tenn Co., Class A	11,573	574,831
Silgan Holdings, Inc.	16,046	455,386

		1,321,073
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)	7,466	108,406
Inter Parfums, Inc.	4,595	65,387
Revlon, Inc., Class A (a)	3,396	37,900

		211,693
Diversified Financial Services — 0.4%
American Physicians Service Group, Inc.	2,250	55,013
Duff & Phelps Corp.	8,332	105,233
Evercore Partners, Inc., Class A	4,668	108,998
FBR Capital Markets Corp. (a)	16,015	53,330
Gleacher & Co, Inc. (a)	23,338	59,512
Main Street Capital Corp.	3,852	57,510
MidwestOne Financial Group, Inc.	2,364	36,595
Piper Jaffray Cos. (a)	5,140	165,611
Sanders Morris Harris Group, Inc.	6,664	36,985
Stifel Financial Corp. (a)	9,178	398,233
Thomas Weisel Partners Group, Inc. (a)	6,946	40,912
Triangle Capital Corp.	3,700	52,614

		1,170,546
Diversified Manufacturing Operations — 0.3%
A.M. Castle & Co. (a)	5,157	71,631
Barnes Group, Inc.	14,488	237,458
Federal Signal Corp.	18,741	113,195
Lydall, Inc. (a)	5,349	40,866
OSI Systems, Inc. (a)	4,879	135,490
Raven Industries, Inc.	4,907	165,415
Standex International Corp.	3,822	96,888
Trimas Corp. (a)	4,741	53,621

		914,564
Diversified Materials & Processing — 0.8%
Belden, Inc.	14,079	309,738
Cabot Microelectronics Corp. (a)	7,105	245,762
Clarcor, Inc.	15,016	533,368
Encore Wire Corp.	5,683	103,374
Hexcel Corp. (a)	28,858	447,588
Insteel Industries, Inc.	5,495	63,852
Koppers Holdings, Inc.	6,232	140,095
Rogers Corp. (a)	4,777	132,657
Symyx Technologies, Inc. (a)	10,942	54,820
Tredegar Corp.	7,422	121,127
Uranium Energy Corp. (a)(b)	18,951	44,724

		2,197,105
Diversified Media — 0.1%
Belo Corp., Class A (a)	27,870	158,580
EW Scripps Co. (a)	10,108	75,103
Playboy Enterprises, Inc., Class B (a)	7,607	31,949

		265,632
Diversified Retail — 0.7%
99 Cents Only Stores (a)	13,806	204,329
The Bon-Ton Stores, Inc. (a)	3,747	36,533
Dillard’s, Inc., Class A	13,767	295,991
Fred’s, Inc.	12,008	132,809
GSI Commerce, Inc. (a)	18,639	536,803
Gaiam, Inc.	5,289	32,104
HSN, Inc. (a)	11,723	281,352
Overstock.com, Inc. (a)(b)	4,521	81,694
PriceSmart, Inc.	4,889	113,572
Saks, Inc. (a)(b)	40,531	307,630
Tuesday Morning Corp. (a)	9,188	36,660

		2,059,477
Drug & Grocery Store Chains — 0.7%
Arden Group, Inc., Class A	421	36,993
Casey’s General Stores, Inc.	15,298	533,900
drugstore.com, Inc. (a)	28,687	88,356
The Great Atlantic & Pacific Tea Co., Inc. (a)(b)	9,827	38,325
Ingles Markets, Inc., Class A	4,469	67,259
Nash Finch Co.	3,900	133,224
The Pantry, Inc. (a)	7,116	100,407
PetMed Express, Inc. (b)	6,993	124,475
Rite Aid Corp. (a)	168,748	165,373
Ruddick Corp.	13,161	407,859
Spartan Stores, Inc.	7,079	97,124
Village Super Market, Inc., Class A	2,149	56,411
See Notes to Financial Statements.

48	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Drug & Grocery Store Chains (concluded)
Weis Markets, Inc.	3,461	$113,902
Winn-Dixie Stores, Inc. (a)	16,954	163,437

		2,127,045
Education Services — 0.7%
Ambassadors Group, Inc.	5,800	65,482
American Public Education, Inc. (a)	5,551	242,579
Archipelago Learning, Inc. (a)	3,702	42,314
Bridgepoint Education, Inc. (a)	5,887	93,073
Capella Education Co. (a)	5,034	409,516
Corinthian Colleges, Inc. (a)(b)	26,265	258,710
Franklin Covey Co. (a)	4,416	28,704
Grand Canyon Education, Inc. (a)	9,362	219,352
K12, Inc. (a)	7,606	168,701
Lincoln Educational Services Corp. (a)	4,957	102,064
Renaissance Learning, Inc.	4,064	59,700
Rosetta Stone, Inc. (a)	3,179	72,990
School Specialty, Inc. (a)	5,795	104,716
Universal Technical Institute, Inc. (a)	6,341	149,901

		2,017,802
Electronic Components — 0.6%
3D Systems Corp. (a)	5,663	71,071
Acacia Research — Acacia Technologies (a)	10,280	146,284
Checkpoint Systems, Inc. (a)	11,829	205,351
Cogent, Inc. (a)	15,757	141,970
DDi Corp.	4,341	32,688
Methode Electronics, Inc.	11,486	111,874
Microvision, Inc. (a)(b)	27,143	80,343
Multi-Fineline Electronix, Inc. (a)	3,172	79,173
NVE Corp. (a)	1,453	63,249
Park Electrochemical Corp.	6,214	151,684
ScanSource, Inc. (a)	8,100	201,933
Smart Modular Technologies WWH, Inc. (a)	16,041	93,840
TTM Technologies, Inc. (a)	24,204	229,938
Technitrol, Inc.	12,261	38,745
Universal Display Corp. (a)(b)	9,161	164,715

		1,812,858
Electronic Entertainment — 0.2%
DTS, Inc. (a)	5,248	172,502
THQ, Inc. (a)	20,568	88,854
Take-Two Interactive Software, Inc. (a)	21,193	190,737

		452,093
Electronics — 0.5%
Agilysys, Inc.	5,739	38,394
American Science & Engineering, Inc.	2,708	206,377
CPI International, Inc. (a)	2,382	37,135
Coherent, Inc. (a)	7,599	260,646
Daktronics, Inc. (b)	10,489	78,667
II-VI, Inc. (a)	7,540	223,410
IPG Photonics Corp. (a)	7,892	120,195
iRobot Corp. (a)(b)	6,403	120,312
Newport Corp. (a)	11,302	102,396
Richardson Electronics Ltd.	4,678	42,102
Rofin-Sinar Technologies, Inc. (a)	9,613	200,143
SRS Labs Inc. (a)	3,970	36,326
Spectrum Control, Inc. (a)	4,019	56,186

		1,522,289
Energy Equipment — 0.2%
Capstone Turbine Corp. (a)	74,225	72,740
Energy Conversion Devices, Inc. (a)(b)	14,124	57,908
Evergreen Solar, Inc. (a)(b)	60,516	41,272
FuelCell Energy, Inc. (a)(b)	22,326	26,345
GT Solar International, Inc. (a)(b)	18,825	105,420
PowerSecure International, Inc. (a)	5,733	52,113
STR Holdings, Inc. (a)	8,537	160,496

		516,294
Engineering & Contracting Services — 0.4%
Dycom Industries, Inc. (a)	11,783	100,745
Exponent, Inc. (a)	4,270	139,714
Furmamite Corp. (a)	11,632	46,179
Hill International, Inc. (a)	8,249	33,491
Layne Christensen Co. (a)	5,980	145,135
MYR Group, Inc. (a)	6,129	102,293
Michael Baker Corp. (a)	2,424	84,598
Mistras Group, Inc. (a)	4,545	48,722
Tetra Tech, Inc. (a)	18,448	361,765
VSE Corp.	1,300	41,366

		1,104,008
Entertainment — 0.5%
Ascent Media Corp., Class A (a)	4,785	120,869
CKx, Inc. (a)	16,600	82,834
Cinemark Holdings, Inc.	17,250	226,838
Lions Gate Entertainment Corp. (a)	20,771	144,982
Live Nation, Inc. (a)	42,373	442,798
LodgeNet Interactive Corp. (a)	8,242	30,578
Rentrak Corp. (a)	3,003	73,063
Warner Music Group Corp. (a)	13,884	67,476
World Wrestling Entertainment, Inc.	7,483	116,435

		1,305,873
Environmental, Maintenance & Security Service — 0.7%
ABM Industries, Inc.	15,588	326,569
The Brink’s Co.	14,185	269,940
Cornell Cos., Inc. (a)	3,463	93,051
DynCorp. International, Inc. (a)	4,664	81,713
G&K Services, Inc., Class A	5,760	118,944
The Geo Group, Inc. (a)	14,737	305,793
Healthcare Services Group, Inc.	13,283	251,713
Mac-Gray Corp.	3,825	42,610
Rollins, Inc.	12,756	263,922
Standard Parking Corp. (a)	4,894	77,472
Unifirst Corp.	4,225	185,984

		2,017,711
Fertilizers — 0.0%
Rentech, Inc. (a)	67,534	66,859
Financial Data & Systems — 1.0%
Advent Software, Inc. (a)	4,735	222,356
Cardtronics, Inc. (a)	8,306	107,646
Cass Information Systems, Inc.	2,650	90,762
CyberSource Corp. (a)	21,275	543,151
Euronet Worldwide, Inc. (a)	14,840	189,804
Fair Isaac Corp.	13,693	298,370
Global Cash Access, Inc. (a)	15,346	110,645
Heartland Payment Systems, Inc.	11,416	169,413
Jack Henry & Associates, Inc.	25,493	608,773
Online Resources Corp. (a)	8,641	35,860
S1 Corp. (a)	15,922	95,691
Wright Express Corp. (a)	11,591	344,253

		2,816,724
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	49

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Foods — 1.2%
American Italian Pasta Co., Class A (a)	6,546	$346,087
B&G Foods, Inc., Class A	14,604	157,431
Chiquita Brands International, Inc. (a)	13,431	163,187
Diamond Foods, Inc.	6,537	268,671
Dole Food Co.,Inc. (a)	10,938	114,083
Hain Celestial Group, Inc. (a)	12,323	248,555
J&J Snack Foods Corp.	4,273	179,893
John B. Sanfilippo & Son, Inc. (a)	2,787	40,328
Lancaster Colony Corp.	5,760	307,354
Lance, Inc.	7,862	129,644
Medifast, Inc. (a)(b)	4,013	103,977
Natures Sunshine Prods, Inc. (a)	2,607	21,821
Nutraceutical International Corp. (a)	3,224	49,198
Seneca Foods Corp. (a)	2,425	78,231
Smart Balance, Inc. (a)	19,404	79,362
Synutra International, Inc. (a)(b)	5,506	89,032
Tootsie Roll Industries, Inc. (b)	7,110	168,151
TreeHouse Foods, Inc. (a)	10,391	474,453
United Natural Foods, Inc. (a)	12,933	386,438

		3,405,896
Forest Products — 0.1%
Deltic Timber Corp.	3,216	134,429
Universal Forest Products, Inc.	5,783	175,283

		309,712
Forms & Bulk Printing Services — 0.3%
Bowne & Co., Inc.	12,199	136,873
Consolidated Graphics, Inc. (a)	2,846	123,061
Deluxe Corp.	15,460	289,875
Ennis, Inc.	7,966	119,570
Innerworkings, Inc. (a)	7,589	51,833
M&F Worldwide Corp. (a)	3,238	87,750
Multi-Color Corp.	3,634	37,212
Schawk, Inc.	3,513	52,519

		898,693
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc. (a)	4,055	26,885
Funeral Parlors & Cemeteries — 0.1%
Matthews International Corp., Class A	8,962	262,407
Stewart Enterprises, Inc., Class A (b)	24,407	132,042

		394,449
Gas Pipeline — 0.0%
Crosstex Energy, Inc. (a)	12,816	82,151
Glass — 0.0%
Apogee Enterprises, Inc.	8,400	90,972
Gold — 0.5%
Allied Nevada Gold Corp. (a)	19,087	375,632
Capital Gold Corp. (a)	15,345	61,380
Coeur d’Alene Mines Corp. (a)(b)	26,326	415,424
Golden Star Resources Ltd. (a)	77,301	338,579
Jaguar Mining, Inc. (a)	25,288	223,293
US Gold Corp. (a)	27,610	138,326

		1,552,634
Health Care Facilities — 0.8%
Amsurg Corp. (a)	9,174	163,481
Assisted Living Concepts, Inc. (a)	2,996	88,652
Capital Senior Living Corp. (a)	8,668	43,080
Emeritus Corp. (a)(b)	6,088	99,295
The Ensign Group, Inc.	4,340	71,697
Five Star Quality Care, Inc. (a)	10,222	30,870
Hanger Orthopedic Group, Inc. (a)	7,743	139,064
HealthSouth Corp. (a)	28,473	532,730
Kindred Healthcare, Inc. (a)	11,821	151,782
LCA-Vision, Inc. (a)	5,807	32,171
MedCath Corp. (a)	6,451	50,705
National Healthcare Corp.	2,638	90,905
Psychiatric Solutions, Inc. (a)	16,999	556,207
Select Medical Holdings Corp. (a)	14,941	101,300
Skilled Healthcare Group, Inc., Class A (a)	6,500	44,135
Sun Healthcare Group, Inc. (a)	13,255	107,100
Sunrise Senior Living, Inc. (a)	17,074	47,466
US Physical Therapy, Inc. (a)	3,141	53,020

		2,403,660
Health Care Management Services — 1.0%
AMERIGROUP Corp. (a)	15,391	499,900
American Dental Partners, Inc. (a)	5,087	61,603
Bioscript, Inc. (a)	11,949	62,613
Catalyst Health Solutions, Inc. (a)	11,325	390,712
Centene Corp. (a)	14,664	315,276
Computer Programs & Systems, Inc.	2,981	121,982
Contiucare Corp. (a)	8,500	28,475
HealthSpring, Inc. (a)	17,298	268,292
Magellan Health Services, Inc. (a)	9,855	357,934
MedQuist, Inc.	3,866	30,580
Metropolitan Health Networks, Inc. (a)	12,257	45,719
Molina Healthcare, Inc. (a)	3,927	113,098
Transcend Services, Inc. (a)	2,879	38,866
Triple-S Management Corp. (a)	6,174	114,528
Universal American Financial Corp. (a)	9,529	137,218
WellCare Health Plans, Inc. (a)	12,671	300,809

		2,887,605
Health Care Services — 1.6%
AMN Healthcare Services, Inc. (a)	10,290	76,969
Accretive Health, Inc. (a)	3,486	46,120
Air Methods Corp. (a)	3,356	99,841
Alliance Healthcare Services, Inc. (a)	8,390	33,896
Allied Healthcare International, Inc. (a)	14,629	33,939
Almost Family, Inc. (a)	2,400	83,832
Amedisys, Inc. (a)(b)	8,510	374,185
athenahealth, Inc. (a)(b)	9,983	260,856
CardioNet, Inc. (a)	7,300	40,004
Chemed Corp.	6,776	370,241
Chindex International, Inc. (a)	4,073	51,035
Corvel Corp. (a)	2,199	74,304
Cross Country Healthcare, Inc. (a)	9,676	86,987
Eclipsys Corp. (a)	17,250	307,740
Gentiva Health Services, Inc. (a)	8,459	228,478
HMS Holdings Corp. (a)	8,155	442,164
Health Grades, Inc. (a)	8,104	48,624
Healthways, Inc. (a)	10,253	122,216
IPC The Hospitalist Co., Inc. (a)	4,889	122,714
LHC Group, Inc. (a)	4,589	127,345
MWI Veterinary Supply, Inc. (a)	3,775	189,732
Medidata Solutions, Inc. (a)	5,772	89,408
Odyssey HealthCare, Inc. (a)	10,070	269,070
Omnicell, Inc. (a)	9,899	115,719
PharMerica Corp. (a)	9,253	135,649
Phase Forward, Inc. (a)	12,036	200,760
Quality Systems, Inc. (b)	5,646	327,412
See Notes to Financial Statements.

50	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Services (concluded)
RehabCare Group, Inc. (a)	7,397	$161,107
Res-Care, Inc. (a)	7,749	74,855
Rural/Metro Corp. (a)	5,908	48,091
Team Health Holdings, Inc. (a)	4,721	60,995
Virtual Radiologic Corp. (a)	2,290	39,296

		4,743,584
Health Care: Miscellaneous — 0.1%
MedAssets, Inc. (a)	12,966	299,255
The Providence Service Corp. (a)	4,019	56,266

		355,521
Home Building — 0.2%
Beazer Homes USA, Inc. (a)(b)	22,635	82,165
Hovnanian Enterprises, Inc., Class A (a)(b)	14,514	53,412
M/I Homes, Inc. (a)	5,786	55,777
Meritage Homes Corp. (a)	9,663	157,314
Ryland Group, Inc.	13,220	209,140
Standard-Pacific Corp. (a)	32,431	107,995

		665,803
Hotel/Motel — 0.2%
Gaylord Entertainment Co. (a)(b)	10,488	231,680
Marcus Corp.	6,605	62,483
Morgans Hotel Group Co. (a)	7,160	44,106
Orient Express Hotels Ltd., Class A (a)	27,486	203,396

		541,665
Household Appliances — 0.0%
National Presto Industries, Inc.	1,455	135,111
Household Equipment & Products — 0.3%
American Greetings Corp., Class A	11,990	224,932
Blyth, Inc.	1,806	61,530
CSS Industries, Inc.	2,367	39,056
Central Garden & Pet Co., Class A (a)	17,383	155,926
Helen of Troy Ltd. (a)	9,354	206,349
Libbey, Inc. (a)	5,086	66,016

		753,809
Household Furnishings — 0.3%
American Woodmark Corp.	2,887	49,368
Ethan Allen Interiors, Inc.	7,504	104,981
Furniture Brands International, Inc. (a)	13,457	70,245
Hooker Furniture Corp.	3,663	39,048
Kid Brands, Inc. (a)	4,135	29,069
Kirkland’s, Inc. (a)	5,125	86,484
La-Z-Boy, Inc. (a)	15,619	116,049
Lifetime Brands, Inc. (a)	3,048	44,562
Sealy Corp. (a)(b)	15,196	40,573
Select Comfort Corp. (a)	16,524	144,585

		724,964
Insurance: Life — 0.5%
American Equity Investment Life Holding Co.	17,240	177,917
CNO Financial Group, Inc. (a)	66,420	328,779
Citizens, Inc. (a)	10,851	72,268
Delphi Financial Group, Inc., Class A	14,074	343,546
FBL Financial Group, Inc., Class A	3,994	83,874
Kansas City Life Insurance Co.	1,294	38,264
Life Partners Holdings, Inc. (b)	2,400	49,104
National Western Life Insurance Co., Class A	651	99,447
The Phoenix Cos., Inc. (a)	35,095	74,050
Presidential Life Corp.	6,294	57,275
Primerica, Inc. (a)	7,450	159,728

		1,484,252
Insurance: Multi-Line — 0.6%
AMBAC Financial Group, Inc. (a)(b)	66,900	44,823
Alterra Capital Holdings Ltd.	28,798	540,826
Crawford & Co., Class B (a)	8,394	26,525
eHealth, Inc. (a)	7,297	82,967
Flagstone Reinsurance Holdings SA	15,888	171,908
Horace Mann Educators Corp.	11,797	180,494
Maiden Holdings Ltd.	15,714	103,241
Pico Holdings, Inc. (a)	6,784	203,317
Platinum Underwriters Holdings Ltd.	13,382	485,633

		1,839,734
Insurance: Property-Casualty — 1.9%
American Physicians Capital, Inc.	2,471	76,230
American Safety Insurance Holdings Ltd. (a)	3,415	53,684
Amerisafe, Inc. (a)	5,800	101,790
AmTrust Financial Services, Inc.	6,892	82,980
Argo Group International Holdings Ltd.	9,379	286,904
Baldwin & Lyons, Inc., Class B	2,803	58,891
CNA Surety Corp. (a)	5,410	86,939
Donegal Group, Inc., Class A	3,797	46,665
EMC Insurance Group, Inc.	1,697	37,215
Employers Holdings, Inc.	10,980	161,735
Enstar Group Ltd. (a)	2,112	140,321
FPIC Insurance Group, Inc. (a)	3,100	79,515
First American Financial Corp.	31,155	395,045
First Mercury Financial Corp.	4,747	50,223
Greenlight Capital Re Ltd. (a)	8,600	216,634
Hallmark Financial Services, Inc. (a)	3,700	36,815
Harleysville Group, Inc.	3,591	111,429
Hilltop Holdings, Inc. (a)	12,333	123,453
Infinity Property & Casualty Corp.	4,082	188,507
Meadowbrook Insurance Group, Inc.	16,552	142,844
Montpelier Re Holdings Ltd.	21,267	317,516
NYMAGIC, Inc.	1,680	32,407
National Interstate Corp.	2,137	42,355
Navigators Group, Inc. (a)	3,703	152,304
PMA Capital Corp., Class A (a)	10,332	67,675
The PMI Group, Inc. (a)	43,187	124,811
ProAssurance Corp. (a)	9,685	549,721
RLI Corp.	5,474	287,440
Radian Group, Inc.	40,010	289,672
Safety Insurance Group, Inc.	3,961	146,636
SeaBright Holdings, Inc.	7,100	67,308
Selective Insurance Group, Inc.	16,192	240,613
State Auto Financial Corp.	4,512	69,981
Stewart Information Services Corp.	5,580	50,332
Tower Group, Inc.	13,359	287,619
United America Indemnity, Ltd. (a)	8,747	64,378
United Fire & Casualty Co.	6,919	137,135

		5,405,722
International Trade & Diversified Logistics — 0.0%
Global Sources Ltd. (a)	7,205	56,487
Leisure Time — 0.6%
Callaway Golf Co.	19,553	118,100
Churchill Downs, Inc.	3,502	114,866
Interval Leisure Group, Inc. (a)	12,097	150,608
Life Time Fitness, Inc. (a)(b)	12,512	397,756
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	51

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Leisure Time (concluded)
Pool Corp.	14,922	$327,090
Smith & Wesson Holding Corp. (a)(b)	18,518	75,739
Speedway Motorsports, Inc.	3,755	50,918
Sport Supply Group, Inc.	2,550	34,323
Steinway Musical Instruments, Inc. (a)	1,929	34,317
Sturm Ruger & Co., Inc. (b)	5,800	83,114
Vail Resorts, Inc. (a)	10,873	379,576
West Marine, Inc. (a)	4,708	51,223

		1,817,630
Luxury Items — 0.0%
Movado Group, Inc. (a)	4,878	52,097
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	2,049	44,463
Lindsay Manufacturing Co. (b)	3,742	118,584
Titan International, Inc. (b)	10,664	106,320
Titan Machinery, Inc. (a)	4,129	54,214

		323,581
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc. (a)	5,964	165,382
Douglas Dynamics, Inc. (a)	3,610	41,515
NACCO Industries, Inc., Class A	1,761	156,306

		363,203
Machinery: Engines — 0.1%
Briggs & Stratton Corp. (b)	14,974	254,857
Machinery: Industrial — 1.2%
Actuant Corp., Class A	20,308	382,400
Altra Holdings, Inc. (a)	8,247	107,376
Applied Industrial Technologies, Inc.	12,673	320,880
Chart Industries, Inc. (a)	8,674	135,141
Colfax Corp. (a)	7,314	76,139
Columbus McKinnon Corp. (a)	5,910	82,563
DXP Enterprises, Inc. (a)	2,655	41,551
EnPro Industries, Inc. (a)	6,208	174,755
Flow International Corp. (a)	15,069	35,563
Gerber Scientific, Inc. (a)	7,928	42,415
Graham Corp.	2,900	43,471
John Bean Technologies Corp.	8,539	130,220
Kadant, Inc. (a)	3,870	67,415
MTS Systems Corp.	4,986	144,594
Middleby Corp. (a)	4,990	265,418
Nordson Corp.	10,210	572,577
Sauer-Danfoss, Inc. (a)	3,667	44,811
Tecumseh Products Co., Class A (a)	5,904	65,652
Tennant Co.	5,701	192,808
Twin Disc, Inc.	2,812	31,944
Woodward Governor Co.	18,276	466,586

		3,424,279
Machinery: Specialty — 0.1%
Albany International Corp., Class A	8,262	133,762
Cascade Corp.	2,762	98,355
Presstek, Inc. (a)	8,791	31,032
Xerium Technologies, Inc. (a)	2,278	32,165

		295,314
Machinery: Tools — 0.0%
Thermadyne Holdings Corp. (a)	2,827	30,560
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,065	72,646
Skyline Corp.	2,279	41,045

		113,691
Medical & Dental Instruments & Supplies — 2.9%
ATS Medical, Inc. (a)	15,932	63,250
AGA Medical Holdings, Inc. (a)	4,172	52,943
Abiomed, Inc. (a)	9,579	92,725
Align Technology, Inc. (a)(b)	17,751	263,957
Alphatec Holdings, Inc. (a)	15,557	72,184
American Medical Systems Holdings, Inc. (a)	22,526	498,275
AngioDynamics, Inc. (a)	7,482	110,359
Antares Pharma, Inc. (a)	22,592	39,762
Atrion Corp.	485	65,499
CONMED Corp. (a)	8,746	162,938
Cantel Medical Corp.	3,900	65,130
Cerus Corp. (a)	12,661	40,009
Conceptus, Inc. (a)(b)	9,391	146,312
CryoLife, Inc. (a)	8,828	47,583
Cutera, Inc. (a)	4,309	39,686
Delcath Systems, Inc. (a)(b)	11,310	71,705
Endologix, Inc. (a)	15,024	68,059
ev3, Inc. (a)	24,904	558,099
Exactech, Inc. (a)	2,570	43,896
Hansen Medical, Inc. (a)	13,638	29,049
Heartware International, Inc. (a)	2,834	198,578
ICU Medical, Inc. (a)	3,474	111,759
Immucor, Inc. (a)	20,828	396,773
Insulet Corp. (a)	11,536	173,617
Integra LifeSciences Holdings Corp. (a)	6,252	231,324
Invacare Corp.	8,673	179,878
Landauer, Inc.	2,845	173,204
MAKO Surgical Corp. (a)(b)	7,835	97,546
Medical Action Industries, Inc. (a)	4,374	52,444
Meridian Bioscience, Inc.	12,175	206,975
Merit Medical Systems, Inc. (a)	8,461	135,968
Micrus Endovascular Corp. (a)	4,944	102,786
Neogen Corp. (a)	6,965	181,438
NuVasive, Inc. (a)	11,730	415,946
OraSure Technologies, Inc. (a)	14,175	65,630
Orthofix International NV (a)	5,308	170,121
Orthovita, Inc. (a)	20,673	41,966
Owens & Minor, Inc.	18,720	531,274
PSS World Medical, Inc. (a)	16,998	359,508
Quidel Corp. (a)	6,522	82,764
Rochester Medical Corp. (a)	3,485	32,933
SenoRx, Inc. (a)	5,168	56,745
Staar Surgical Co. (a)	10,846	62,039
Steris Corp.	17,603	547,101
SurModics, Inc. (a)	5,222	85,693
Symmetry Medical, Inc. (a)	10,772	113,537
Synovis Life Technologies, Inc. (a)	3,504	53,541
Unilife Corp. (a)	14,688	85,484
Vascular Solutions, Inc. (a)	5,200	65,000
Volcano Corp. (a)	15,089	329,242
West Pharmaceutical Services, Inc.	9,818	358,259
Wright Medical Group, Inc. (a)	11,613	192,892
Young Innovations, Inc.	1,731	48,728

		8,472,113
See Notes to Financial Statements.

52	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Medical Equipment — 1.6%
Abaxis, Inc. (a)	6,631	$142,102
Accuray, Inc. (a)	15,482	102,646
Affymetrix, Inc. (a)	21,334	125,871
Analogic Corp.	3,861	175,714
ArthroCare Corp. (a)	8,102	248,326
Bruker BioSciences Corp. (a)	21,672	263,532
Caliper Life Sciences, Inc. (a)	13,968	59,643
Cyberonics, Inc. (a)	8,390	198,675
Cynosure, Inc., Class A (a)	3,189	34,346
DexCom, Inc. (a)	17,475	202,011
Dionex Corp. (a)	5,274	392,702
Greatbatch, Inc. (a)	6,925	154,497
Haemonetics Corp. (a)	7,398	395,941
HealthTronics, Inc. (a)	13,977	67,509
IRIS International, Inc. (a)	4,995	50,649
Luminex Corp. (a)	11,218	181,956
MELA Sciences, Inc. (a)(b)	7,100	52,824
Masimo Corp.	15,550	370,246
Merge Healthcare, Inc. (a)	16,158	47,343
Natus Medical, Inc. (a)	8,590	139,931
NxStage Medical, Inc. (a)	7,596	112,725
Palomar Medical Technologies, Inc. (a)	5,600	62,664
Sirona Dental Systems, Inc. (a)	9,985	347,877
Solta Medical, Inc. (a)	18,695	35,521
Somanetics Corp. (a)	3,627	90,494
SonoSite, Inc. (a)	4,385	118,877
Spectranetic Corp. (a)	10,358	53,654
Stereotaxis, Inc. (a)	8,900	29,459
Syneron Medical Ltd. (a)	10,712	110,119
Tomotherapy, Inc. (a)	15,541	49,420
Vital Images, Inc. (a)	4,496	57,324
Zoll Medical Corp. (a)	6,423	174,063

		4,648,661
Medical Services — 0.4%
America Service Group, Inc.	2,800	48,160
Bio-Reference Labs, Inc. (a)	7,170	158,959
Clarient, Inc. (a)	17,140	52,791
eResearch Technology, Inc. (a)	14,897	117,388
Genoptix, Inc. (a)	5,261	90,489
inVentiv Health, Inc. (a)	10,224	261,735
Kendle International, Inc. (a)	4,663	53,718
Parexel International Corp. (a)	17,543	380,332

		1,163,572
Metal Fabricating — 0.6%
Ampco-Pittsburgh Corp.	2,674	55,699
Dynamic Materials Corp.	3,900	62,556
Hawk Corp., Class A (a)	1,630	41,484
Haynes International, Inc.	3,740	115,304
Kaydon Corp.	9,968	327,548
L.B. Foster Co., Class A (a)	3,143	81,467
Metals USA Holdings Corp. (a)	3,533	52,818
Mueller Industries, Inc.	11,310	278,226
Mueller Water Products, Inc., Series A	46,750	173,443
Northwest Pipe Co. (a)	2,800	53,200
RBC Bearings, Inc. (a)	6,554	190,000
RTI International Metals, Inc. (a)	9,016	217,376
Worthington Industries, Inc.	18,003	231,519

		1,880,640
Metals & Minerals: Diversified — 0.6%
AMCOL International Corp.	7,154	168,119
Brush Engineered Materials, Inc. (a)	6,133	122,537
General Moly, Inc. (a)(b)	19,739	60,796
Globe Specialty Metals, Inc. (a)	18,516	191,270
Hecla Mining Co. (a)(b)	72,210	376,936
Minerals Technologies, Inc.	5,611	266,747
Oil-Dri Corp. of America	1,989	45,648
Thompson Creek Metals Co., Inc. (a)	41,886	363,570
US Energy Corp. Wyoming (a)	8,622	40,955
United States Lime & Minerals Inc. (a)	857	33,012

		1,669,590
Miscellaneous Consumer Staples — 0.0%
Spectrum Brands Holdings, Inc. (a)	5,543	140,404
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	16,844	84,052
Electronics for Imaging, Inc. (a)	13,775	134,306
HNI Corp.	13,606	375,390
Herman Miller, Inc.	17,189	324,356
Kimball International, Inc., Class B	10,241	56,633
Knoll, Inc.	14,243	189,289
Steelcase, Inc., Class A	23,284	180,451
United Stationers, Inc. (a)	7,232	393,927

		1,738,404
Offshore Drilling & Other Services — 0.0%
Hercules Offshore, Inc. (a)	35,312	85,808
Vantage Drilling Co. (a)	39,120	52,812

		138,620
Oil Well Equipment & Services — 1.6%
Basic Energy Services, Inc. (a)	7,333	56,464
Boots & Coots, Inc. (a)	25,145	74,178
CARBO Ceramics, Inc.	5,699	411,411
Cal Dive International, Inc. (a)	28,504	166,748
Complete Production Services, Inc. (a)	23,432	335,078
Dawson Geophysical Co. (a)	2,509	53,366
Dril-Quip, Inc. (a)	10,159	447,199
Global Industries Ltd. (a)	30,427	136,617
Golar LNG Ltd.	11,218	110,722
Gulf Island Fabrication, Inc.	4,470	69,374
Helix Energy Solutions Group, Inc. (a)	31,339	337,521
Hornbeck Offshore Services, Inc. (a)	6,996	102,142
ION Geophysical Corp. (a)	38,400	133,632
Key Energy Services, Inc. (a)	37,690	345,994
Lufkin Industries, Inc.	8,999	350,871
Matrix Service Co. (a)	8,128	75,672
Natural Gas Services Group (a)	3,800	57,494
Newpark Resources, Inc. (a)	26,969	163,162
OYO Geospace Corp. (a)	1,276	61,861
Parker Drilling Co. (a)	35,339	139,589
Pioneer Drilling Co. (a)	16,506	93,589
RPC, Inc.	8,751	119,451
Seahawk Drilling, Inc. (a)	3,601	35,002
Superior Well Services, Inc. (a)	6,970	116,538
T-3 Energy Services, Inc. (a)	4,033	112,521
Tesco Corp. (a)	9,221	113,234
Tetra Technologies, Inc. (a)	22,703	206,143
Union Drilling, Inc. (a)	5,000	27,550
Willbros Group, Inc. (a)	11,910	88,134

		4,541,257
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	53

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Oil: Crude Producers — 2.3%
ATP Oil & Gas Corp. (a)(b)	13,437	$142,298
American Oil & Gas, Inc. (a)	15,434	96,926
Apco Oil and Gas International, Inc.	2,877	67,638
Approach Resources, Inc. (a)	4,519	31,091
Arena Resources, Inc. (a)	11,820	377,058
BPZ Resources, Inc. (a)(b)	29,584	122,774
Berry Petroleum Co., Class A	15,372	395,368
Bill Barrett Corp. (a)	13,762	423,457
Brigham Exploration Co. (a)	35,026	538,700
CAMAC Energy, Inc. (a)	14,747	55,006
Callon Petroleum Co. (a)	8,829	55,623
Carrizo Oil & Gas, Inc. (a)	9,485	147,302
Cheniere Energy, Inc. (a)	17,934	50,574
Clayton Williams Energy, Inc. (a)	1,839	77,459
Contango Oil & Gas Co. (a)	3,578	160,115
Delta Petroleum Corp. (a)(b)	57,892	49,787
Endeavour International Corp. (a)(b)	44,941	47,637
Energy Partners Ltd. (a)	8,941	109,170
Energy XXI Bermuda Ltd. (a)	15,311	241,608
FX Energy, Inc. (a)(b)	14,142	51,194
GMX Resources, Inc. (a)	9,519	61,778
Gastar Exploration Ltd. (a)	13,813	49,865
GeoResources, Inc. (a)	4,137	57,628
Goodrich Petroleum Corp. (a)	7,467	89,604
Gulfport Energy Corp. (a)	8,340	98,912
Harvest Natural Resources, Inc. (a)	10,327	76,110
Houston American Energy Corp.	5,613	55,344
Kodiak Oil & Gas Corp. (a)	36,268	115,695
Magnum Hunter Resources Corp. (a)	15,097	65,823
McMoRan Exploration Co. (a)	25,059	278,405
Miller Petroleum, Inc. (a)	5,648	32,532
Northern Oil And Gas, Inc. (a)	13,419	172,300
Panhandle Oil & Gas, Inc.	2,313	61,133
Penn Virginia Corp.	13,727	276,050
Petroleum Development Corp. (a)	5,920	151,670
Petroquest Energy, Inc. (a)(b)	16,789	113,494
Ram Energy Resources, Inc. (a)	18,416	38,121
Resolute Energy Corp. (a)	11,653	142,633
Rex Energy Corp. (a)	9,908	100,071
Rosetta Resources, Inc. (a)	15,956	316,088
Stone Energy Corp. (a)	13,032	145,437
Swift Energy Co. (a)	11,381	306,263
TransAtlantic Petroleum Ltd. (a)	44,169	140,016
Vaalco Energy, Inc.	15,700	87,920
Venoco, Inc. (a)	6,120	100,796
W&T Offshore, Inc.	10,772	101,903
Warren Resources, Inc. (a)	22,405	64,974

		6,541,350
Oil: Refining & Marketing — 0.2%
CVR Energy, Inc. (a)	9,594	72,147
Delek US Holdings, Inc.	5,108	37,289
Western Refining, Inc. (a)(b)	16,102	80,993
World Fuel Services Corp.	18,046	468,113

		658,542
Paints & Coatings — 0.2%
Ferro Corp. (a)	25,925	191,067
H.B. Fuller Co.	14,573	276,742

		467,809
Paper — 0.4%
Boise, Inc. (a)	21,076	115,707
Buckeye Technologies, Inc. (a)	11,828	117,688
Clearwater Paper Corp. (a)	3,430	187,827
Kapstone Paper and Packaging Corp. (a)	11,493	128,032
Neenah Paper, Inc.	4,400	80,520
P.H. Glatfelter Co.	13,748	149,166
Schweitzer-Mauduit International, Inc.	5,451	275,003
Wausau Paper Corp. (a)	14,696	99,492

		1,153,435
Personal Care — 0.1%
Female Health Co.	5,798	30,092
USANA Health Sciences, Inc. (a)	1,919	70,101
WD-40 Co.	5,183	173,112

		273,305
Pharmaceuticals — 1.7%
Akorn, Inc. (a)	17,640	52,391
Alexza Pharmaceuticals, Inc. (a)	13,346	36,301
Alkermes, Inc. (a)	28,381	353,343
Ardea Biosciences, Inc. (a)	4,203	86,414
Auxilium Pharmaceuticals, Inc. (a)	12,631	296,828
Avanir Pharmaceuticals, Inc. (a)	22,165	56,964
BMP Sunstone Corp. (a)	8,800	45,320
BioCryst Pharmaceuticals, Inc. (a)(b)	8,850	52,304
Biospecifics Technologies (a)	1,320	26,242
Cadence Pharmaceuticals, Inc. (a)(b)	8,030	56,290
Cambrex Corp. (a)	10,201	32,133
Corcept Therapeutics Inc. (a)	8,329	25,986
Depomed, Inc. (a)	16,956	47,477
Durect Corp. (a)	27,553	66,954
Eurand NV (a)	5,745	55,669
Hi-Tech Pharmacal Co., Inc. (a)	3,015	69,074
Impax Laboratories, Inc. (a)	18,877	359,796
Inspire Pharmaceuticals, Inc. (a)	17,600	87,824
Ironwood Pharmaceuticals, Inc. (a)	6,167	73,511
Isis Pharmaceuticals, Inc. (a)	28,287	270,707
Jazz Pharmaceuticals, Inc. (a)	4,786	37,474
MAP Pharmaceuticals, Inc. (a)	4,360	57,203
Medicines Co. (a)	16,314	124,150
Medicis Pharmaceutical Corp., Class A	18,068	395,328
Obagi Medical Products, Inc. (a)	5,300	62,646
Optimer Pharmaceuticals, Inc. (a)(b)	10,234	94,869
Pain Therapeutics, Inc. (a)	11,625	64,635
Par Pharmaceutical Cos., Inc. (a)	10,572	274,449
Pharmacyclics, Inc. (a)	11,687	77,835
Pozen, Inc. (a)(b)	8,114	56,879
Prestige Brands Holdings, Inc. (a)	13,149	93,095
Questcor Pharmaceuticals, Inc. (a)	16,801	171,538
SIGA Technologies, Inc. (a)(b)	9,971	76,777
Salix Pharmaceuticals Ltd. (a)	17,151	669,404
Santarus, Inc. (a)	16,300	40,424
Sciclone Pharmaceuticals, Inc. (a)	11,500	30,590
Somaxon Pharmaceuticals, Inc. (a)	8,867	31,921
Spectrum Pharmaceuticals, Inc. (a)	15,332	60,101
SuperGen, Inc. (a)	16,900	34,138
Vical, Inc. (a)	17,525	54,327
Vivus, Inc. (a)(b)	24,475	234,960
Xenoport, Inc. (a)	8,568	84,052

		4,978,323
See Notes to Financial Statements.

54	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Photography — 0.1%
CPI Corp.	1,600	$35,872
Eastman Kodak Co. (a)(b)	80,402	348,945

		384,817
Plastics — 0.0%
Spartech Corp. (a)	9,426	96,616
Power Transmission Equipment — 0.2%
Advanced Energy Industries, Inc. (a)	11,090	136,296
Generac Holdings, Inc. (a)	5,901	82,673
Maxwell Technologies, Inc. (a)	8,097	92,306
Powell Industries, Inc. (a)	2,733	74,720
Power-One, Inc. (a)(b)	22,841	154,177
Vicor Corp. (a)	6,060	75,689

		615,861
Precious Metals & Minerals — 0.1%
Horsehead Holding Corp. (a)	13,263	100,268
Stillwater Mining Co. (a)	13,339	154,999

		255,267
Printing & Copying Services — 0.0%
Casella Waste Systems, Inc. (a)	9,023	34,468
Cenveo, Inc. (a)	16,859	92,387

		126,855
Producer Durables: Miscellaneous — 0.1%
Blount International, Inc. (a)	14,435	148,248
Park-Ohio Holdings Corp. (a)	2,524	36,320

		184,568
Production Technology Equipment — 1.1%
ATMI, Inc. (a)(c)	9,522	139,402
Axcelis Technologies, Inc. (a)	32,969	51,102
Brooks Automation, Inc. (a)	19,825	153,247
Cognex Corp.	11,951	210,099
Cohu, Inc.	7,308	88,646
Cymer, Inc. (a)	9,022	271,021
Electro Scientific Industries, Inc. (a)	8,534	114,014
Entegris, Inc. (a)	39,461	156,660
FEI Co. (a)	11,372	224,142
FSI International, Inc. (a)	10,061	42,156
Intevac, Inc. (a)	6,819	72,759
Kulicke & Soffa Industries, Inc. (a)	21,206	148,866
LTX-Credence Corp. (a)	44,577	126,153
MKS Instruments, Inc. (a)	15,106	282,784
Mattson Technology, Inc. (a)	15,683	59,439
Nanometrics, Inc. (a)	5,562	56,121
Photronics, Inc. (a)	16,527	74,702
Rudolph Technologies, Inc. (a)	9,702	73,250
Tessera Technologies, Inc. (a)	15,063	241,761
Ultra Clean Holdings, Inc. (a)	6,803	57,961
Ultratech, Inc. (a)	7,331	119,275
Veeco Instruments, Inc. (a)	12,175	417,359

		3,180,919
Publishing — 0.2%
AH Belo Corp. (a)	5,951	39,515
Courier Corp.	3,552	43,370
The Dolan Co. (a)	9,334	103,794
Journal Communications, Inc., Class A (a)	13,481	53,519
Lee Enterprises, Inc. (a)	14,445	37,124
Martha Stewart Living Omnimedia, Inc., Class A (a)(b)	8,182	40,255
McClatchy Co., Class A (a)	18,295	66,594
Media General, Inc., Class A (a)	6,979	68,115
Scholastic Corp.	9,233	222,700

		674,986
Radio & TV Broadcasters — 0.1%
Entercom Communications Corp. (a)	7,520	66,326
Entravision Communications Corp., Class A (a)	16,361	34,522
Fisher Communications, Inc. (a)	2,214	37,284
Gray Television, Inc. (a)	15,494	37,340
Lin TV Corp., Class A (a)	9,380	50,746
Sinclair Broadcast Group, Inc., Class A (a)	14,285	83,282

		309,500
Railroad Equipment — 0.1%
American Railcar Industries, Inc. (a)	3,077	37,170
Freightcar America, Inc.	3,739	84,576
Greenbrier Cos., Inc. (a)	5,876	65,812

		187,558
Railroads — 0.2%
Genesee & Wyoming, Inc., Class A (a)	11,625	433,729
Railamerica, Inc. (a)	7,311	72,525

		506,254
Real Estate — 0.2%
Avatar Holdings, Inc. (a)	2,784	53,397
Consolidated-Tomoka Land Co.	1,783	50,815
Forestar Group, Inc. (a)	10,878	195,369
HFF, Inc., Class A (a)	6,093	43,078
Kennedy-Wilson Holdings, Inc. (a)	6,551	66,165
Tejon Ranch Co. (a)	4,022	92,828
Thomas Properties Group, Inc.	11,507	38,088

		539,740
Real Estate Investment Trusts (REITs) — 7.0%
Acadia Realty Trust	12,118	203,825
Agree Realty Corp.	2,837	66,159
Alexander’s, Inc.	605	183,267
American Campus Communities, Inc.	15,684	428,016
American Capital Agency Corp.	9,830	259,709
Anworth Mortgage Asset Corp.	33,944	241,681
Apollo Commercial Real Estate Finance, Inc.	3,545	58,351
Ashford Hospitality Trust, Inc. (a)	12,616	92,475
Associated Estates Realty Corp.	9,883	127,985
BioMed Realty Trust, Inc.	33,767	543,311
CBL & Associates Properties, Inc.	41,396	514,966
CapLease, Inc.	18,138	83,616
Capstead Mortgage Corp.	20,701	228,953
Cedar Shopping Centers, Inc.	16,867	101,539
Chatham Lodging Trust (a)	2,902	51,859
Chesapeake Lodging Trust (a)	2,700	42,714
Cogdell Spencer, Inc.	13,672	92,423
Colonial Properties Trust	21,062	306,031
Colony Financial, Inc.	4,607	77,858
Cousins Properties, Inc.	27,130	182,859
CreXus Investment Corp.	4,299	53,437
Cypress Sharpridge Investments, Inc.	4,963	62,832
DCT Industrial Trust, Inc.	63,486	286,957
DiamondRock Hospitality Co.	46,060	378,613
Dupont Fabros Technology, Inc.	12,285	301,720
Dynex Capital Corp.	5,596	51,651
Eastgroup Properties, Inc.	8,039	286,028
Education Realty Trust, Inc.	17,657	106,472
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	55

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Entertainment Properties Trust	13,874	$528,183
Equity Lifestyle Properties, Inc.	7,728	372,721
Equity One, Inc.	10,835	169,026
Excel Trust, Inc. (a)	4,950	59,400
Extra Space Storage, Inc.	26,139	363,332
FelCor Lodging Trust, Inc. (a)	20,109	100,344
First Industrial Realty Trust, Inc. (a)	19,395	93,484
First Potomac Realty Trust	11,385	163,602
Franklin Street Properties Corp.	20,734	244,869
Getty Realty Corp.	6,400	143,424
Gladstone Commercial Corp.	3,396	55,491
Glimcher Realty Trust	20,874	124,826
Government Properties Income Trust	6,359	162,282
Hatteras Financial Corp.	10,659	296,533
Healthcare Realty Trust, Inc.	18,534	407,192
Hersha Hospitality Trust	33,705	152,347
Highwoods Properties, Inc.	20,100	557,976
Home Properties, Inc.	11,685	526,643
Inland Real Estate Corp.	22,534	178,469
InvesCo. Mortgage Capital, Inc.	7,613	152,336
Investors Real Estate Trust	23,381	206,454
iStar Financial, Inc. (a)	28,545	127,311
Kilroy Realty Corp.	16,092	478,415
Kite Realty Group Trust	17,141	71,649
LTC Properties, Inc.	7,137	173,215
LaSalle Hotel Properties	20,868	429,255
Lexington Corporate Properties Trust	29,743	178,755
MFA Financial, Inc.	82,515	610,611
MPG Office Trust, Inc. (a)	15,205	44,551
Medical Properties Trust, Inc.	33,299	314,343
Mid-America Apartment Communities, Inc.	9,145	470,693
Mission West Properties, Inc.	7,564	51,586
Monmouth Real Estate Investment Corp., Class A	9,554	70,604
National Health Investors, Inc.	7,270	280,331
National Retail Properties, Inc.	24,593	527,274
Newcastle Investment Corp.	19,170	51,376
NorthStar Realty Finance Corp. (b)	23,873	63,741
Omega Healthcare Investors, Inc.	27,488	547,836
One Liberty Properties, Inc.	2,710	40,406
PS Business Parks, Inc.	5,439	303,387
Parkway Properties, Inc.	6,821	99,382
Pebblebrook Hotel Trust (a)	5,757	108,519
Pennsylvania Real Estate Investment Trust (b)	16,753	204,722
PennyMac Mortgage Investment Trust (a)(d)	5,384	85,606
Post Properties, Inc.	14,536	330,403
Potlatch Corp.	11,795	421,435
RAIT Investment Trust (a)	24,762	46,305
Ramco-Gershenson Properties Trust	11,649	117,655
Redwood Trust, Inc.	23,454	343,367
Resource Capital Corp.	13,458	76,441
Retail Opportunity Investments Corp.	12,776	123,288
Saul Centers, Inc.	1,974	80,204
Sovran Self Storage, Inc.	8,221	283,049
Starwood Property Trust, Inc.	14,314	242,622
Strategic Hotel Capital, Inc. (a)	42,484	186,505
Sun Communities, Inc.	5,893	152,982
Sunstone Hotel Investors, Inc. (a)	29,684	294,762
Tanger Factory Outlet Centers, Inc.	11,965	495,112
Terreno Realty Corp. (a)	3,018	53,449
Two Harbors Investment Corp.	8,082	66,676
UMH Properties, Inc.	4,073	41,015
U-Store-It Trust	22,165	165,351
Universal Health Realty Income Trust	3,555	114,222
Urstadt Biddle Properties, Inc., Class A	5,100	82,263
Walter Investment Management Corp.	7,872	128,707
Washington Real Estate Investment Trust	18,064	498,386
Winthrop Realty Trust	5,921	75,848

		20,227,856
Recreational Vehicles & Boats — 0.4%
Arctic Cat, Inc. (a)	3,895	35,483
Brunswick Corp.	26,633	331,048
Drew Industries, Inc. (a)	5,705	115,241
Polaris Industries, Inc.	9,304	508,185
Winnebago Industries, Inc. (a)	8,686	86,339

		1,076,296
Rental & Leasing Services: Consumer — 0.4%
Amerco, Inc. (a)	2,575	141,754
Avis Budget Group, Inc. (a)	30,824	302,692
Dollar Thrifty Automotive Group, Inc. (a)	8,589	365,977
Rent-A-Center, Inc. (a)	19,678	398,676

		1,209,099
Restaurants — 1.4%
AFC Enterprises, Inc. (a)	8,088	73,601
BJ’s Restaurants, Inc. (a)	6,887	162,533
Biglari Holdings, Inc. (a)	441	126,523
Bob Evans Farms, Inc.	9,261	228,006
Buffalo Wild Wings, Inc. (a)	5,479	200,422
CEC Entertainment, Inc. (a)	6,628	233,703
CKE Restaurants, Inc.	16,631	208,386
California Pizza Kitchen, Inc. (a)	5,971	90,461
The Cheesecake Factory, Inc. (a)	18,127	403,507
Cracker Barrel Old Country Store, Inc.	7,197	335,092
Denny’s Corp. (a)	30,612	79,591
DineEquity, Inc. (a)	5,438	151,829
Domino’s Pizza, Inc. (a)	10,973	123,995
Jack in the Box, Inc. (a)	16,539	321,684
Jamba, Inc. (a)	19,330	41,173
Krispy Kreme Doughnuts, Inc. (a)	18,203	61,344
Landry’s Restaurants, Inc. (a)	2,270	55,524
McCormick & Schmick’s Seafood Restaurants, Inc. (a)	4,974	37,106
O’Charleys, Inc. (a)	6,066	32,150
P.F. Chang’s China Bistro, Inc.	6,964	276,123
Papa John’s International, Inc. (a)	6,392	147,783
Red Robin Gourmet Burgers, Inc. (a)	4,820	82,711
Ruby Tuesday, Inc. (a)	19,506	165,801
Ruth’s Hospitality Group, Inc. (a)	9,465	39,564
Sonic Corp. (a)	18,590	144,072
Texas Roadhouse, Inc., Class A (a)	17,371	219,222

		4,041,906
Scientific Instruments: Control & Filter — 0.6%
Brady Corp.	14,581	363,358
CIRCOR International, Inc.	5,175	132,376
ESCO Technologies, Inc.	7,939	204,429
Energy Recovery, Inc. (a)	12,672	50,688
The Gorman-Rupp Co.	3,731	93,462
ICx Technologies, Inc. (a)	3,998	29,185
L-1 Identity Solutions, Inc. (a)	22,957	188,018
Mine Safety Appliances Co.	7,819	193,755
PMFG, Inc. (a)	4,578	69,357
Robbins & Myers, Inc.	8,062	175,268
See Notes to Financial Statements.

56	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Scientific Instruments: Control & Filter (concluded)
Sun Hydraulics, Inc.	3,823	$89,688
Watts Water Technologies, Inc., Class A	8,759	251,033
X-Rite, Inc. (a)	10,766	39,726

		1,880,343
Scientific Instruments: Electrical — 1.1%
A123 Systems, Inc. (a)	21,936	206,856
AZZ, Inc.	3,766	138,476
A.O. Smith Corp.	7,230	348,414
Advanced Battery Technologies, Inc. (a)	18,142	59,506
American Superconductor Corp. (a)(b)	13,477	359,701
Baldor Electric Co.	14,038	506,491
Ballantyne Strong, Inc. (a)	4,590	33,232
Broadwind Energy, Inc. (a)	28,531	79,887
Ener1, Inc. (a)(b)	18,847	63,703
EnerSys (a)	14,439	308,561
Franklin Electric Co., Inc.	7,026	202,489
GrafTech International Ltd. (a)	36,049	527,036
Houston Wire & Cable Co.	5,400	58,590
Littelfuse, Inc. (a)	6,609	208,911
SatCon Technology Corp. (a)	22,564	64,533
Taser International, Inc. (a)	18,100	70,590
UQM Technologies, Inc. (a)	11,357	38,500

		3,275,476
Scientific Instruments: Gauges & Meters — 0.1%
Badger Meter, Inc.	4,487	173,602
Faro Technologies, Inc. (a)	4,949	92,596
Keithley Instruments, Inc.	3,591	31,708
Measurement Specialties, Inc. (a)	4,531	62,075
Zygo Corp. (a)	5,298	42,967

		402,948
Scientific Instruments: Pollution Control — 0.4%
Clean Harbors, Inc. (a)	6,874	456,502
Darling International, Inc. (a)	24,857	186,676
EnergySolutions, Inc.	26,650	135,648
Fuel Tech, Inc. (a)	5,653	35,727
Met-Pro Corp.	4,810	51,756
Metalico, Inc. (a)	11,625	46,268
Team, Inc. (a)	5,856	76,421
US Ecology, Inc.	5,707	83,151
Waste Services, Inc. (a)	8,326	97,081

		1,169,230
Securities Brokerage & Services — 0.6%
BGC Partners, Inc.	17,354	88,679
GFI Group, Inc.	19,718	110,026
Gladstone Investment Corp.	7,282	42,454
International Assets Holding Corp., Inc. (a)	3,930	62,880
Investment Technology Group, Inc. (a)	12,834	206,114
KBW, Inc. (a)	10,582	226,878
Knight Capital Group, Inc., Class A (a)	27,794	383,279
LaBranche & Co., Inc. (a)	11,366	48,646
Ladenburg Thalmann Financial Services, Inc. (a)	28,230	35,288
MF Global Holdings Ltd. (a)	25,761	147,095
MarketAxess Holdings, Inc.	8,261	113,919
optionsXpress Holdings, Inc. (a)	12,382	194,893
Penson Worldwide, Inc. (a)(b)	6,251	35,256
SWS Group, Inc.	8,390	79,705
TradeStation Group, Inc. (a)	12,177	82,195

		1,857,307
Semiconductors & Components — 2.4%
AXT, Inc. (a)	9,878	44,550
Actel Corp. (a)	6,718	86,125
Advanced Analogic Technologies, Inc. (a)	13,817	44,076
Amkor Technology, Inc. (a)	31,661	174,452
Anadigics, Inc. (a)	20,070	87,505
Applied Micro Circuits Corp. (a)	19,783	207,326
Cavium Networks, Inc. (a)	13,373	350,239
Ceva, Inc. (a)	6,500	81,900
Cirrus Logic, Inc. (a)	19,670	310,983
Conexant Systems, Inc. (a)	24,961	55,913
DSP Group, Inc. (a)	7,375	47,126
Diodes, Inc. (a)	10,251	162,683
Entropic Communications, Inc. (a)	17,163	108,813
Exar Corp. (a)	11,472	79,501
Formfactor, Inc. (a)	15,202	164,182
Hittite Microwave Corp. (a)	8,196	366,689
IXYS Corp. (a)	7,474	66,070
Integrated Device Technology, Inc. (a)	49,076	242,926
Integrated Silicon Solutions, Inc. (a)	7,952	59,958
Kopin Corp. (a)	20,596	69,820
Lattice Semiconductor Corp. (a)	35,243	152,955
MIPS Technologies, Inc. (a)	14,100	72,051
MaxLinear, Inc., Class A (a)	2,353	32,895
Micrel, Inc.	15,328	156,039
Microsemi Corp. (a)	24,917	364,536
Microtune, Inc. (a)	17,666	37,628
Monolithic Power Systems, Inc. (a)	9,767	174,439
MoSys, Inc. (a)	8,948	39,550
Netlogic Microsystems, Inc. (a)	18,814	511,741
Omnivision Technologies, Inc. (a)	15,518	332,706
PLX Technology, Inc. (a)	11,831	49,572
Pericom Semiconductor Corp. (a)	7,865	75,504
Power Integrations, Inc.	7,415	238,726
RF Micro Devices, Inc. (a)	80,737	315,682
Rubicon Technology, Inc. (a)(b)	4,338	129,229
Semtech Corp. (a)	18,583	304,204
Sigma Designs, Inc. (a)(b)	9,481	94,905
Silicon Image, Inc. (a)	23,791	83,506
Spansion, Inc., Class A (a)	3,931	64,115
Standard Microsystems Corp. (a)	6,829	158,979
Supertex, Inc. (a)	3,024	74,572
Trident Microsystems, Inc. (a)	22,663	32,181
TriQuint Semiconductor, Inc. (a)	46,225	282,435
Virage Logic Corp. (a)	7,132	84,799
Volterra Semiconductor Corp. (a)	7,492	172,765
Zoran Corp. (a)	15,589	148,719

		6,995,270
Shipping — 0.7%
American Commercial Lines, Inc. (a)	2,846	64,063
Baltic Trading Ltd. (a)	5,148	58,533
DHT Holdings, Inc.	15,389	59,248
Eagle Bulk Shipping, Inc. (a)(b)	18,931	79,889
Excel Maritime Carriers Ltd. (a)	12,211	62,520
Genco Shipping & Trading Ltd. (a)	7,618	114,194
General Maritime Corp.	15,769	95,245
Gulfmark Offshore, Inc., Class A (a)	7,019	183,898
Horizon Lines, Inc., Class A	9,959	42,127
International Shipholding Corp.	1,916	42,401
Knightsbridge Tankers Ltd.	5,294	93,121
Nordic American Tanker Shipping Ltd.	14,029	394,075
Overseas Shipholding Group, Inc.	7,646	283,208
Scorpio Tankers, Inc. (a)	4,234	48,479
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	57

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Shipping (concluded)
Ship Finance International Ltd.	13,466	$240,772
Teekay Tankers Ltd., Class A	8,271	92,056
Ultrapetrol Bahamas Ltd. (a)	7,658	33,312

		1,987,141
Specialty Retail — 3.4%
America’s Car Mart, Inc. (a)	3,000	67,890
AnnTaylor Stores Corp. (a)	17,652	287,198
Asbury Automotive Group, Inc. (a)	8,791	92,657
Barnes & Noble, Inc.	11,497	148,311
bebe Stores, Inc.	10,082	64,525
Big 5 Sporting Goods Corp.	6,701	88,051
Blue Nile, Inc. (a)	3,806	179,186
Brown Shoe Co., Inc.	13,121	199,177
The Buckle, Inc. (b)	7,821	253,557
Build-A-Bear Workshop, Inc. (a)	5,470	37,087
Cabela’s, Inc., Class A (a)(b)	11,905	168,337
Casual Male Retail Group, Inc. (a)	13,313	45,530
The Cato Corp., Class A	8,465	186,399
Charming Shoppes, Inc. (a)	35,216	132,060
The Children’s Place Retail Stores, Inc. (a)	8,320	366,246
Christopher & Banks Corp.	11,093	68,666
Citi Trends, Inc. (a)	4,526	149,086
Coldwater Creek, Inc. (a)	18,604	62,509
Collective Brands, Inc. (a)	19,436	307,089
DSW, Inc., Class A (a)	4,292	96,398
Destination Maternity Corp. (a)	1,643	41,568
Dress Barn, Inc. (a)	17,826	424,437
Express, Inc. (a)	4,836	79,165
The Finish Line, Inc., Class A	15,349	213,812
Genesco, Inc. (a)	7,254	190,853
Group 1 Automotive, Inc. (a)	7,380	173,651
Gymboree Corp. (a)	8,878	379,179
Haverty Furniture Cos., Inc.	5,638	69,291
hhgregg, Inc. (a)	3,990	93,047
Hibbett Sports, Inc. (a)	8,580	205,577
Hot Topic, Inc.	13,641	69,296
Jo-Ann Stores, Inc. (a)	8,170	306,457
Jos. A. Bank Clothiers, Inc. (a)	5,515	297,755
Lithia Motors, Inc., Class A	6,400	39,552
Lumber Liquidators Holdings, Inc. (a)	6,723	156,848
MarineMax, Inc. (a)	6,986	48,483
Men’s Wearhouse, Inc.	15,812	290,308
Midas, Inc. (a)	4,370	33,518
Monro Muffler, Inc.	5,964	235,757
Nu Skin Enterprises, Inc., Class A	14,804	369,064
OfficeMax, Inc. (a)	25,445	332,312
Pacific Sunwear of California, Inc. (a)	20,563	65,802
Penske Auto Group, Inc. (a)	13,303	151,122
The Pep Boys — Manny, Moe & Jack	15,933	141,166
Pier 1 Imports, Inc. (a)	31,433	201,486
Regis Corp.	17,181	267,508
Retail Ventures, Inc. (a)	7,100	55,522
Rue21, Inc. (a)	4,466	135,498
Sally Beauty Co., Inc. (a)	28,075	230,215
Shoe Carnival, Inc. (a)	2,891	59,294
Shutterfly, Inc. (a)	8,116	194,459
Sonic Automotive, Inc. (a)	12,135	103,876
Stage Stores, Inc.	11,784	125,853
Stamps.com, Inc. (a)	3,303	33,856
Stein Mart, Inc. (a)	8,438	52,569
Systemax, Inc.	3,350	50,485
The Talbots, Inc. (a)	21,066	217,190
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,462	223,871
Vitacost.com, Inc. (a)	4,529	40,716
Vitamin Shoppe, Inc. (a)	4,838	124,095
The Wet Seal, Inc., Class A (a)	30,611	111,730
Zumiez, Inc. (a)	6,297	101,445

		9,737,647
Steel — 0.0%
Olympic Steel, Inc.	2,846	65,372
Universal Stainless & Alloy Products, Inc. (a)	2,234	35,722

		101,094
Sugar — 0.0%
Imperial Sugar Co., New Shares	3,800	38,380
Synthetic Fibers & Chemicals — 0.0%
Zoltek Cos., Inc. (a)	8,614	72,961
Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc. (a)	18,912	299,755
CTS Corp.	10,392	96,022
LaBarge, Inc. (a)	4,029	45,971
Plexus Corp. (a)	12,110	323,822
Sanmina-SCI Corp. (a)	23,931	325,701
Vocus, Inc. (a)	5,183	79,196

		1,170,467
Telecommunications Equipment — 0.4%
ADC Telecommunications, Inc. (a)	29,267	216,868
Applied Signal Technology, Inc.	4,140	81,351
Arris Group, Inc. (a)	38,030	387,526
Brightpoint, Inc. (a)	21,306	149,142
Mastec, Inc. (a)	15,770	148,238
Powerwave Technologies, Inc. (a)	39,877	61,411
Symmetricom, Inc. (a)	13,696	69,713
UTStarcom, Inc. (a)	35,961	66,168

		1,180,417
Textile Products — 0.1%
Culp, Inc. (a)	2,850	31,236
Interface, Inc., Class A	15,334	164,687
Unifi, Inc. (a)	13,182	50,355

		246,278
Textiles, Apparel & Shoes — 1.9%
Carter’s, Inc. (a)	17,755	466,069
Cherokee, Inc.	2,567	43,896
Columbia Sportswear Co. (b)	3,398	158,585
Crocs, Inc. (a)	25,808	273,049
Deckers Outdoor Corp. (a)	3,859	551,335
G-III Apparel Group, Ltd. (a)	4,704	107,675
Iconix Brand Group, Inc. (a)	21,561	309,832
Joe’s Jeans, Inc. (a)	13,665	27,057
Jones Apparel Group, Inc.	26,051	412,908
K-Swiss, Inc., Class A (a)	8,063	90,547
Kenneth Cole Productions, Inc., Class A (a)	2,624	28,890
Lacrosse Footwear, Inc.	1,607	27,062
Liz Claiborne, Inc. (a)(b)	28,565	120,544
Maidenform Brands, Inc. (a)	6,913	140,749
Oxford Industries, Inc.	4,306	90,125
Perry Ellis International, Inc. (a)	3,121	63,044
Quiksilver, Inc. (a)	39,110	144,707
R.G. Barry Corp.	2,908	32,075
Skechers U.S.A., Inc., Class A (a)	10,354	378,128
See Notes to Financial Statements.

58	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Textiles, Apparel & Shoes (concluded)
Steven Madden Ltd. (a)	7,373	$232,397
Timberland Co., Class A (a)	12,400	200,260
True Religion Apparel, Inc. (a)	7,649	168,813
Under Armour, Inc., Class A (a)(b)	10,509	348,163
Volcom, Inc. (a)	5,857	108,764
The Warnaco Group, Inc. (a)	13,248	478,783
Weyco Group, Inc.	2,232	50,845
Wolverine World Wide, Inc.	14,752	372,045

		5,426,347
Tobacco — 0.2%
Alliance One International, Inc. (a)	26,971	96,017
Star Scientific, Inc. (a)(b)	29,459	48,313
Universal Corp.	7,179	284,862
Vector Group Ltd.	12,751	214,472

		643,664
Toys — 0.1%
Jakks Pacific, Inc. (a)	8,650	124,387
Leapfrog Enterprises, Inc. (a)	10,508	42,242
RC2 Corp. (a)	6,624	106,713

		273,342
Transportation: Miscellaneous — 0.2%
Dynamex, Inc. (a)	3,319	40,492
Echo Global Logistics, Inc. (a)	3,489	42,601
HUB Group, Inc., Class A (a)	11,232	337,072
Pacer International, Inc. (a)	10,918	76,317
Textainer Group Holdings Ltd.	2,909	70,223

		566,705
Truckers — 0.7%
Arkansas Best Corp.	7,685	159,464
Celadon Group, Inc. (a)	6,181	87,399
Forward Air Corp.	8,768	238,928
Heartland Express, Inc.	14,967	217,321
Knight Transportation, Inc.	17,681	357,863
Marten Transport Ltd. (a)	4,731	98,310
Old Dominion Freight Line, Inc. (a)	8,354	293,560
Patriot Transportation Holding, Inc. (a)	486	39,322
Roadrunner Transportation Systems, Inc. (a)	3,336	47,405
Saia, Inc. (a)	5,023	75,345
USA Truck, Inc. (a)	2,610	42,073
Werner Enterprises, Inc.	12,793	280,039

		1,937,029
Utilities: Electrical — 1.7%
Allete, Inc.	9,300	318,432
Avista Corp.	16,513	322,499
Black Hills Corp.	11,807	336,145
CH Energy Group, Inc.	4,892	191,962
Central Vermont Public Service Corp.	4,000	78,960
Cleco Corp.	17,888	472,422
Dynegy, Inc. (a)	30,896	118,950
El Paso Electric Co. (a)	13,121	253,891
The Empire District Electric Co.	12,245	229,839
IDACORP, Inc.	14,314	476,227
MGE Energy, Inc.	6,993	252,028
NorthWestern Corp.	10,842	284,060
Otter Tail Corp.	10,878	210,272
PNM Resources, Inc.	26,237	293,330
Pike Electric Corp. (a)	5,114	48,174
Portland General Electric Co.	22,494	412,315
UIL Holdings Corp.	9,175	229,650
Unisource Energy Corp.	10,771	325,069
Unitil Corp.	3,917	81,904

		4,936,129
Utilities: Gas Distributors — 1.2%
Chesapeake Utilities Corp.	3,004	94,326
The Laclede Group, Inc.	6,857	227,172
New Jersey Resources Corp.	12,243	430,954
Nicor, Inc. (c)	13,339	540,229
Northwest Natural Gas Co.	7,884	343,506
Piedmont Natural Gas Co.	21,252	537,675
South Jersey Industries, Inc.	8,845	379,981
Southwest Gas Corp.	13,534	399,253
WGL Holdings, Inc.	14,991	510,144

		3,463,240
Utilities: Telecommunications — 0.9%
Alaska Communications Systems Group, Inc.	13,857	117,646
Atlantic Tele-Network, Inc.	2,830	116,879
Cbeyond Communications, Inc. (a)	8,142	101,775
Cincinnati Bell, Inc. (a)	60,401	181,807
Cogent Communications Group, Inc. (a)	13,732	104,088
Consolidated Communications Holdings, Inc.	7,815	132,933
FiberTower Corp. (a)	14,458	68,242
General Communication, Inc., Class A (a)	14,734	111,831
Global Crossing Ltd. (a)	9,389	99,242
Globalstar, Inc. (a)	23,452	36,116
ICO Global Communications Holdings Ltd. (a)	28,778	46,332
IDT Corp., Class B (a)	4,600	58,650
Iridium Communications, Inc. (a)	10,375	104,165
j2 Global Communications, Inc. (a)	13,482	294,447
NTELOS Holdings Corp.	8,950	153,940
Neutral Tandem, Inc. (a)	9,922	111,622
PAETEC Holding Corp. (a)	37,848	129,062
Premiere Global Services, Inc. (a)	18,173	115,217
RCN Corp. (a)	10,738	159,030
Shenandoah Telecom Co.	7,233	128,313
USA Mobility, Inc.	6,780	87,598
Vonage Holdings Corp. (a)	32,033	73,676

		2,532,611
Utilities: Water — 0.3%
American States Water Co.	5,607	185,816
Artesian Resources Corp., Class A	2,560	47,258
California Water Service Group	5,853	208,952
Connecticut Water Service, Inc.	2,957	62,156
Consolidated Water Co., Inc.	4,715	53,657
Middlesex Water Co.	4,598	72,878
SJW Corp.	4,025	94,346
Southwest Water Co.	8,584	89,960
York Water Co.	4,423	62,807

		877,830

Total Common Stocks — 96.5%		280,035,773

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	59

Schedule of Investments (continued)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Investment Companies	Shares	Value

BlackRock Kelso Capital Corp. (d)	17,107	$168,846
Gladstone Capital Corp.	6,400	69,184
Hercules Technology Growth Capital, Inc.	11,650	101,771
Kayne Anderson Energy Development Co.	3,254	49,363
Pennantpark Investment Corp.	9,717	92,797
Prospect Capital Corp.	19,928	192,305

Total Investment Companies — 0.2%		674,266

Warrants (e)

Alternative Energy — 0.0%
GreenHunter Energy, Inc. (Expires 8/27/11) (b)(f)	180	—

Communications Technology — 0.0%
Lantronix, Inc. (Expires 2/09/11)	138	—

Total Warrants — 0.0%		—

Total Long-Term Investments (Cost — $265,134,275) — 96.8%		280,710,039

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (d)(g)	10,162,728	$10,162,728

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (d)(g)(h)	$14,418	14,418,243

Total Short-Term Securities (Cost — $24,580,971) — 8.5%		24,580,971

Total Investments (Cost — $289,715,246*) — 105.2%		305,291,010
Liabilities in Excess of Other Assets — (5.2)%		(15,218,865)

Net Assets — 100.0%		$290,072,145

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$302,295,372

Gross unrealized appreciation	$33,709,686
Gross unrealized depreciation	(30,714,048)

Net unrealized appreciation	$2,995,638

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)	Investments in companies considered to be an affiliate of the Series during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares/			Shares/
	Beneficial	Shares/	Shares/	Beneficial
	Interest Held	Beneficial	Beneficial	Interest Held	Value
	at December 31,	Interest	Interest	at June 30,	at June 30,
Affiliate	2009	Purchased	Sold	2010	2010	Income

BlackRock Kelso Capital Corp.	3,100	14,007	—	17,107	$168,846	$2,144
BlackRock Liquidity Funds, TempFund, Institutional Class	9,452,117	710,611 [1]	—	10,162,728	$10,162,728	$5,223
BlackRock Liquidity Series, LLC Money Market Series	$17,386,620	—	$(2,968,377)[2]	$14,418,243	$14,418,243	$93,053
PennyMac Mortgage Investment Trust	3,500	1,884	—	5,384	$85,606	—

[1]	Represents net shares sold.

[2]	Represents net shares purchased.
See Notes to Financial Statements.

60	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments (concluded)	Master Small Cap Index Series

(e)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(f)	Restricted security as to resale, representing 0.0% of net assets was as follows:

Acquisition
Issue	Date	Cost	Value

GreenHunter Energy, Inc.	06/27/08	—	—

(g)	Represents the current yield as of report date.

(h)	Security was purchased with the cash collateral from loaned securities.
•	Financial futures contacts purchased as of June 30,2010 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Depreciation

153	Russell 2000 MINI	September 2010	$9,615,472	$(316,132)
•	For Series compliance purposes,the Series’industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following tables summarize the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$280,710,039	—	—	$280,710,039
Short-Term Securities	10,162,728	$14,418,243	—	24,580,971

Total	$290,872,767	$14,418,243	—	$305,291,010

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(316,132)	—	—	$(316,132)

[2]	Derivative financial instruments are financial futures contacts which are shown at the unrealized appreciation/depreciation on the instrument.
See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	61

Statement of Assets and Liabilities	Master Small Cap Index Series
June 30, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (including securities loaned of $13,644,499) (cost — $264,865,912)	$280,455,587
Investments at value — affiliated (cost — $24,849,334)	24,835,423
Cash collateral for financial futures contracts	517,000
Investments sold receivable	1,494,370
Dividends receivable	307,245
Securities lending income receivable — affiliated	33,194
Prepaid expenses	54,144

Total assets	307,696,963

Liabilities

Collateral on securities loaned, at value	14,418,243
Investments purchased payable	2,988,212
Withdrawals payable to investors	91,487
Margin variation payable	85,529
Investment advisory fees payable	1,997
Other affiliates payable	1,107
Directors’ fees payable	482
Other accrued expenses payable	37,761

Total liabilities	17,624,818

Net Assets	$290,072,145

Net Assets Consist of

Investors’ capital	$274,812,513
Net unrealized appreciation/depreciation	15,259,632

Net Assets	$290,072,145

See Notes to Financial Statements.

62	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Statement of Operations	Master Small Cap Index Series
Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends — unaffiliated	$1,168,923
Foreign taxes withheld	(3,021)
Security lending — affiliated	93,053
Dividends — affiliated	7,367

Total income	1,266,322

Expenses

Professional	41,536
Accounting services	32,325
Custodian	23,564
Investment advisory	13,082
Directors	4,052
Printing	698
Other	5,223

Total expenses	120,480
Less fees waived by advisor	(21,608)

Total expenses after fees waived	98,872

Net investment income	1,167,450

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	1,959,978
Financial futures contracts	(774,407)

1,185,571

Net change in unrealized appreciation/depreciation on:
Investments	(18,638,780)
Financial futures contracts	(404,705)

(19,043,485)

Total realized and unrealized loss	(17,857,914)

Net Decrease in Net Assets Resulting from Operations	$(16,690,464)

See Notes to Financial Statements.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	63

Statements of Changes in Net Assets	Master Small Cap Index Series

	Six Months
	Ended
	June 30,	Year Ended
	2010	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009

Operations

Net investment income	$1,167,450	$4,243,420
Net realized gain (loss)	1,185,571	(30,867,280)
Net change in unrealized appreciation/depreciation	(19,043,485)	124,588,792

Net increase (decrease) in net assets resulting from operations	(16,690,464)	97,964,932

Capital Transactions

Proceeds from contributions	133,107,328	171,416,855
Value of withdrawals	(55,981,415)	(384,465,211)

Net increase (decrease) in net assets derived from capital transactions	77,125,913	(213,048,356)

Net Assets

Total increase (decrease) in net assets	60,435,449	(115,083,424)
Beginning of period	229,636,696	344,720,120

End of period	$290,072,145	$229,636,696

Financial Highlights	Master Small Cap Index Series

	Six Months
	Ended
	June 30,
	2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(1.84)%[1]	27.37%	(33.57)%	(1.46)%	18.13%	4.63%

Ratios to Average Net Assets

Total expenses	0.09%[2]	0.09%	0.08%	0.06%	0.07%	0.08%

Total expenses after fees waived and paid indirectly	0.08%[2]	0.07%	0.07%	0.06%	0.07%	0.07%

Net investment income	0.89%[2]	1.27%	1.60%	1.69%	1.55%	1.17%

Supplemental Data

Net assets, end of period (000)	$290,072	$229,637	$344,720	$630,394	$561,373	$370,145

Portfolio turnover	16%	43%	42%	26%	40%	37%

[1]	Aggregate total investment return.

[2]	Annualized.
See Notes to Financial Statements.

64	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Notes to Financial Statements (Unaudited)	Master Small Cap Index Series
1. Organization and Significant Accounting Policies:
Master Small Cap Index Series (the “Series”), a non-diversified, open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Master LLC:
Valuation: The Series’ policy is to fair value its financial instruments at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.
The Series values its investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (the “SEC”) under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.
In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.
Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.
Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.
Securities Lending: The Series may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to the securities lending agent. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	65

Notes to Financial Statements (continued)	Master Small Cap Index Series
Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Series assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Series files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.
2. Derivative Financial Instruments:
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counter-party does not perform under the contract. Counterparty risk related to exchange traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.
Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.
Derivative Instruments Categorized by Risk Exposure:
Fair Value of Derivative Instruments as of June 30, 2010

	Liability Derivatives
	Statement of
	Assets and
	Liabilities
	Location	Value

Equity contracts	Net unrealized appreciation/depreciation*	$316,132

*	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations
Six Months Ended June 30, 2010

Net Realized Loss from
Financial Futures Contracts
Equity contracts	$(774,407)

Net Change in Unrealized
Appreciation/Depreciation on
Financial Futures Contracts
Equity contracts	$(404,705)
For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Financial futures contracts:
Average number of contracts purchased	120
Average notional value of contracts purchased	$7,727,206
3. Investment Advisory Agreement and Other Transactions with Affiliates:
The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.
The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate 0.01% of the Series’ average daily net assets.
The Manager contractually agreed to waive and/or reimburse fees and/or expenses to ensure that the management fee of the Series, when

66	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Notes to Financial Statements (continued)	Master Small Cap Index Series
combined with the administration fee of BlackRock Small Cap Index Fund of BlackRock Index Funds, Inc., will not exceed 0.30%. No fees are currently being waived for the Series.
The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating expenses incurred by the Series (excluding interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.08% of the average daily value of the Series’ net assets. For the six months ended June 30, 2010, the Manager waived $18,703, which is included in fees waived by advisor in the Statement of Operations.
The Manager has agreed not to reduce or discontinue these contractual waivers or reimbursements before May 1, 2011 unless approved by the Board, including a majority of the non-interested trustees.
The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. For the six months ended June 30, 2010, the manager waived advisory fees in the amount of $2,905, which is included in fees waived by advisor in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager.The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.
For the six months ended June 30, 2010, the Series reimbursed the Manager $4,186 for certain accounting services, which is included in accounting services in the Statement of Operations.
The Master LLC, on behalf of the Series, received an exemptive order from the SEC permitting, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and has retained BIM as the securities lending agent. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The market value of securities on loan and the value of the related collateral are shown in the Statement of Assets and Liabilities as securities loaned and collateral on securities loaned, at value, respectively. The cash collateral invested by BIM is disclosed in the Schedule of Investments. The share of income earned by the Series on such investments is shown as securities lending — affiliated in the Statement of Operations. For the six months ended June 30, 2010, BIM received $23,627 in securities lending agent fees related to securities lending activities for the Series.
Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.
4. Investments:
Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2010, were $115,391,532 and $42,064,540, respectively.
5. Borrowings:
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010.The Series may borrow under the credit agreement to fund shareholder redemptions.The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series’ pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed.The Series did not borrow under the credit agreement during the six months ended June 30, 2010.
6. Concentration, Market and Credit Risk:
In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.
The Series invests a significant portion of its assets in securities in the financial services sector. Changes in economic conditions affecting the sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	67

Notes to Financial Statements (concluded)	Master Small Cap Index Series
7. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

68	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master Small Cap Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
Activities and Composition of the Board
The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.
The Agreements
Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.
From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against its peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio, such as marketing and distribution and fund accounting; (c) the Portfolio’s operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreements
The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.
At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	69

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
At an in-person meeting held on May 18 – 19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing performance of the representative feeder fund and the Portfolio’s investment objective, strategies and outlook.
The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.
In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the representative feeder fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Portfolio and the representative feeder fund, as applicable, throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.
The Board noted that the representative feeder fund performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the representative feeder fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, over the one-, three- and five-year periods, the representative feeder fund met its objective of matching the risk and return of the Russell 2000 Index prior to fees and expenses.

70	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.
C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the information provided by Lipper regarding the Portfolio’s contractual advisory fee rate. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.
The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.
In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.
The Board noted that the Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by comparable funds, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses so that the advisory fee of the Portfolio, when combined with the administration fee of the representative feeder fund, will not exceed a specified amount. Additionally, the Board noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010	71

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that the shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

72	MASTER SMALL CAP INDEX SERIES	JUNE 30, 2010

Schedule of Investments June 30, 2010 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 7.8%
AGL Energy Ltd.	36,440	$448,184
AMP Ltd.	166,653	723,284
AXA Asia Pacific Holdings Ltd.	83,908	383,876
Alumina Ltd.	197,274	249,665
Amcor Ltd.	99,510	530,348
Aristocrat Leisure Ltd.	34,664	105,642
Arrow Energy Ltd. (a)	34,672	140,336
Asciano Group (a)	237,702	319,208
Australia & New Zealand Banking Group Ltd.	208,100	3,737,768
Australian Stock Exchange Ltd.	13,995	341,398
BGP Holdings Plc (a)	783,183	10
BHP Billiton Ltd.	275,602	8,573,865
Bendigo and Adelaide Bank Ltd.	28,068	191,308
Billabong International Ltd.	16,993	123,405
BlueScope Steel Ltd. (a)	146,506	254,696
Boral Ltd.	47,943	192,043
Brambles Ltd.	114,949	523,487
CFS Retail Property Trust	141,553	223,745
CSL Ltd.	46,112	1,259,018
CSR Ltd.	121,841	170,635
Caltex Australia Ltd.	11,968	93,904
Coca-Cola Amatil Ltd.	45,808	458,668
Cochlear Ltd.	4,588	285,781
Commonwealth Bank of Australia Ltd.	126,022	5,094,762
Computershare Ltd.	36,181	319,974
Crown Ltd.	36,450	236,300
DB RREEF Trust	385,315	247,249
Energy Resources of Australia Ltd.	5,323	58,782
Fairfax Media Ltd.	171,024	186,871
Fortescue Metals Group Ltd. (a)	100,703	341,527
Foster’s Group Ltd.	156,998	743,627
General Property Trust	143,224	334,407
Goodman Fielder Ltd.	116,560	131,405
Goodman Group	498,305	263,559
Harvey Norman Holdings Ltd.	47,603	131,491
Incitec Pivot Ltd.	132,340	299,297
Insurance Australia Group Ltd.	168,879	480,392
Intoll Group	183,728	160,086
Leighton Holdings Ltd.	10,946	263,263
Lend Lease Group	43,397	264,274
MacArthur Coal Ltd.	11,154	111,466
Macquarie Group Ltd.	27,250	837,571
Map Group	53,883	120,761
Metcash Ltd.	61,185	215,049
Mirvac Group	240,043	262,151
National Australia Bank Ltd.	174,283	3,369,633
Newcrest Mining Ltd.	40,143	1,171,235
OZ Mineral Ltd.	250,020	198,013
OneSteel Ltd.	107,501	265,975
Orica Ltd.	29,385	618,127
Origin Energy Ltd.	71,512	892,165
Paladin Resources Ltd. (a)	54,836	163,283
QBE Insurance Group Ltd.	84,889	1,288,113
Qantas Airways Ltd.	88,991	163,134
Rio Tinto Ltd.	35,845	1,971,276
SP AusNet	126,344	81,121
Santos Ltd.	68,292	713,687
Sims Metal Management Ltd.	13,095	186,065
Sonic Healthcare Ltd.	29,853	259,776
Stockland	193,769	601,385
Suncorp-Metway Ltd.	103,451	692,106
Tabcorp Holdings Ltd.	49,044	259,922
Tatts Group Ltd.	102,272	191,761
Telstra Corp. Ltd.	354,286	965,695
Toll Holdings Ltd.	53,675	244,437
Transurban Group	103,581	367,679
Wesfarmers Ltd., Ordinary Shares	82,761	1,978,106
Wesfarmers Ltd., Partially Protected Shares	12,351	296,165
Westfield Group	180,671	1,835,938
Westpac Banking Corp.	244,496	4,309,605
Woodside Petroleum Ltd.	45,015	1,564,692
Woolworths Ltd.	101,932	2,307,232
WorleyParsons Ltd.	15,599	287,002

		57,677,866
Austria — 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	15,415	489,092
IMMOFINANZ Immobilien Anlagen AG	79,517	204,170
Immoeast AG NPV (a)	30,710	—
OMV AG	12,154	364,992
Raiffeisen International Bank Holding AG (a)	4,520	171,674
Telekom Austria AG	26,876	298,856
Verbund — Oesterreichische Elektrizitaetswirtschafts AG	6,175	188,945
Vienna Insurance Group	3,349	139,017
Voestalpine AG	8,818	240,156

		2,096,902
Belgium — 0.9%
Anheuser-Busch InBev NV	59,406	2,856,322
Anheuser-Busch InBev NV VVPR Strip (a)	24,368	89
Belgacom SA	12,337	387,898
Colruyt SA	1,220	286,994
Delhaize Group	8,189	594,241
Dexia NV (a)	44,011	153,579
Fortis	180,870	402,494
Groupe Bruxelles Lambert SA	6,548	454,053
KBC Bancassurance Holding	13,157	504,312
Mobistar SA	2,338	124,223
Nationale A Portefeuille	2,247	95,591
Solvay SA	4,823	411,850
UCB SA	8,119	254,970
Umicore SA	9,158	264,220

		6,790,836

Portfolio Abbreviation
ADR     American Depositary Receipts
See Notes to Financial Statements.

73	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Bermuda — 0.1%
Mongolia Energy Co. Ltd. (a)	277,140	$96,418
SeaDrill Ltd.	22,705	409,552
Yue Yuen Industrial Holdings Ltd.	59,285	184,012

		689,982
Cayman Islands — 0.1%
Foxconn International Holdings Ltd. (a)	179,313	116,086
Lifestyle International Holdings Ltd.	52,466	101,513
Sands China Ltd. (a)	161,800	239,137

		456,736
Denmark — 1.0%
A.P. Moller — Maersk A/S, Class A	45	342,244
A.P. Moller — Maersk A/S, Class B	110	866,340
Carlsberg A/S	8,668	660,580
Coloplast A/S, Class B	1,866	185,218
DSV A/S	16,787	241,692
Danske Bank A/S	36,966	711,315
Novo-Nordisk A/S, Class B	35,870	2,898,036
Novozymes A/S, Class B	3,735	398,543
TrygVesta A/S	2,275	119,858
Vestas Wind Systems A/S (a)	17,032	708,806
William Demant Holding (a)	1,985	145,187

		7,277,819
Finland — 1.0%
Elisa Corp.	10,661	184,394
Fortum Oyj	37,127	814,965
Kesko Oyj, Class B	5,511	178,261
Kone Oyj, Class B	12,504	497,852
Metso Oyj	10,339	331,330
Neste Oil Oyj	10,756	156,063
Nokia Oyj	308,437	2,514,016
Nokian Renkaat Oyj	8,578	209,932
OKO Bank	11,663	118,429
Orion Oyj	7,586	141,879
Outokumpu Oyj	10,321	155,079
Rautaruukki Oyj	7,372	107,446
Sampo Oyj	35,153	741,155
Sanoma Oyj	6,877	118,737
Stora Enso Oyj, Class R	47,152	340,709
UPM-Kymmene Oyj	42,226	559,044
Wartsila Oyj	6,344	288,474

		7,457,765
France — 9.1%
AXA SA	141,175	2,156,749
Accor SA (a)	11,870	549,527
Aeroports de Paris	2,495	160,063
Air France-KLM (a)	11,270	133,993
Air Liquide	23,206	2,343,499
Alcatel SA (a)	187,830	478,335
Alstom	17,179	777,821
Atos Origin SA (a)	3,692	148,245
BNP Paribas SA	77,895	4,190,822
BioMerieux	1,006	103,285
Bouygues	18,708	722,158
Bureau Veritas SA	3,936	213,178
CNP Assurances	3,007	204,576
Cap Gemini SA	11,846	520,628
Carrefour SA	49,319	1,956,366
Casino Guichard Perrachon SA	4,470	339,206
Christian Dior SA	5,175	496,708
Cie de Saint-Gobain SA	31,903	1,188,853
Cie Générale d’Optique Essilor International SA	17,047	1,013,018
Compagnie Générale de Géophysique SA (a)	11,558	205,616
Compagnie Générale des Etablissements Michelin	12,310	857,667
Credit Agricole SA	75,615	784,518
Dassault Systèmes SA	4,756	288,117
EDP Renovaveis SA (a)	19,120	112,605
Eiffage	3,323	144,257
Electricité de France SA	21,594	821,581
Eramet	468	115,673
Eurazeo	2,412	138,366
European Aeronautic Defense and Space Co.	33,122	675,949
Eutelsat Communications	8,009	268,123
Foncière Des Regions	1,951	160,831
France Telecom SA	152,565	2,646,233
GDF Suez	102,235	2,908,653
Gecina SA	1,623	146,618
Groupe Danone	47,859	2,565,736
Groupe Eurotunnel SA	38,326	259,017
Hermes International	4,286	568,179
ICADE	1,913	161,458
Iliad SA	1,458	113,220
Imerys SA	3,106	158,049
Ipsen	2,637	80,286
JCDecaux SA	5,627	131,107
Klepierre	7,292	201,471
L’Oreal SA	19,743	1,933,044
LVMH Moet Hennessy Louis Vuitton SA	20,162	2,194,495
Lafarge SA	16,693	910,233
Lagardere SCA	9,607	299,636
Legrand Promesses	10,662	316,034
M6-Metropole Television SA	5,646	114,168
Natixis	71,265	309,465
Neopost SA	2,501	181,106
PagesJaunes Groupe SA	10,867	112,008
Pernod-Ricard SA	16,382	1,270,675
Peugeot SA	12,342	313,707
Pinault-Printemps-Redoute	6,164	765,713
Publicis Groupe	10,373	413,778
Renault SA	15,615	578,809
Safran SA	13,513	376,950
Sanofi-Aventis	86,641	5,218,165
Schneider Electric SA	19,464	1,965,868
Scor SE	13,345	254,881
Société BIC SA	2,183	155,042
Société Générale SA	51,770	2,130,284
Société Télévision Française 1	9,864	128,518
Sodexho Alliance SA	7,631	423,498
Suez Environnement SA	21,811	359,933
Technip SA	8,006	459,192
Thales SA	7,174	231,607
Total SA	173,574	7,748,155
Unibail — Rodamco	7,568	1,233,452
Vallourec SA	4,425	762,926
Veolia Environnement SA	28,051	659,003
Vinci SA	35,960	1,493,122
Vivendi SA	101,112	2,054,812

		67,578,639
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	74

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany — 7.6%
Adidas-Salomon AG	17,002	$823,152
Allianz AG, Registered Shares	37,292	3,690,923
BASF SE	75,455	4,122,897
Bayer AG	67,939	3,796,536
Bayerische Motoren Werke AG	27,425	1,332,215
Bayerische Motoren Werke AG, Preference Shares	4,252	148,760
Beiersdorf AG	8,190	452,335
Celesio AG	6,290	137,157
Commerzbank AG	57,991	404,821
Continental AG	4,014	208,365
DaimlerChrysler AG	74,104	3,748,596
Deutsche Bank AG, Registered Shares	51,020	2,865,760
Deutsche Boerse AG	16,243	986,822
Deutsche Lufthansa AG	18,393	254,275
Deutsche Post AG	70,456	1,027,260
Deutsche Postbank AG	7,057	204,551
Deutsche Telekom AG	233,276	2,753,961
E.ON AG	147,947	3,978,039
Fraport AG	3,203	136,220
Fresenius AG	2,292	151,941
Fresenius AG, Preference Shares	6,530	431,322
Fresenius Medical Care AG	15,859	854,181
GEA Group AG	13,334	265,386
Hannover Rueckversicherung AG, Registered Shares	4,935	211,492
HeidelbergCement AG	11,420	539,718
Henkel KGaA	10,535	431,177
Henkel KGaA, Preference Shares	14,483	707,218
Hochtief AG	3,665	218,821
Infineon Technologies AG (a)	88,113	510,828
K+S AG	11,649	535,347
Linde AG	13,939	1,465,686
MAN SE	8,859	730,355
Merck KGaA	5,239	384,327
Metro AG	10,518	536,646
Muenchener Rueckversicherungs AG, Registered Shares	16,264	2,042,159
Porsche Automobil Holding SE, Preference Shares	7,038	300,894
Puma AG Rudolf Dassler Sport	420	111,628
Qiagen NV (a)	18,812	365,987
RWE AG	34,419	2,252,243
RWE AG, Preference Shares	3,102	186,759
SAP AG	70,522	3,135,925
Salzgitter AG	3,386	201,784
Siemens AG	67,578	6,044,171
Suedzucker AG	5,874	106,128
TUI AG	12,274	107,858
ThyssenKrupp AG	27,156	669,211
United Internet AG	10,588	115,941
Volkswagen AG	2,425	205,728
Volkswagen AG, Preference Shares	14,101	1,237,374
Wacker Chemie AG	1,309	189,613

		56,320,493
Greece — 0.3%
Alpha Bank AE	40,797	199,393
Bank of Cyprus Public Co. Ltd.	46,058	184,455
Coca-Cola Hellenic Bottling Co. SA	14,798	317,138
EFG Eurobank Ergasias SA	27,241	120,971
Hellenic Telecommunications Organization SA (a)	21,160	159,070
National Bank of Greece SA	49,385	531,754
OPAP SA	17,926	223,038
Piraeus Bank SA	29,254	123,473
Public Power Corp. (a)	9,559	137,060

		1,996,352
Hong Kong — 2.4%
ASM Pacific Technology Ltd.	16,504	128,215
BOC Hong Kong Holdings Ltd.	301,400	686,428
Bank of East Asia Ltd.	123,532	445,653
CLP Holdings Ltd.	159,687	1,155,829
Cathay Pacific Airways Ltd.	93,263	184,449
Cheung Kong Holdings Ltd.	114,835	1,333,147
Cheung Kong Infrastructure Holdings Ltd.	37,500	139,417
Esprit Holdings Ltd.	93,187	500,541
Hang Lung Group Ltd.	65,000	350,296
Hang Lung Properties Ltd.	168,000	642,591
Hang Seng Bank Ltd.	62,253	832,342
Henderson Land Development Co., Ltd.	87,491	512,440
The Hong Kong & China Gas Ltd.	350,319	866,253
Hong Kong Exchanges and Clearing Ltd.	83,427	1,301,167
HongKong Electric Holdings Ltd.	112,500	670,083
Hopewell Holdings Ltd.	46,849	132,314
Hutchison Whampoa Ltd.	177,176	1,098,974
Hysan Development Co. Ltd.	55,791	157,714
Kerry Properties Ltd.	58,000	250,615
Li & Fung Ltd.	189,990	850,011
The Link Real Estate Investment Trust	178,414	444,494
MTR Corp.	116,000	395,586
NWS Holdings Ltd.	73,000	131,943
New World Development Ltd.	205,484	333,593
Orient Overseas International Ltd.	18,057	129,078
PCCW Ltd.	321,000	93,643
Shangri-La Asia Ltd.	106,990	197,473
Sino Land Co.	136,421	243,802
Sun Hung Kai Properties Ltd.	116,324	1,590,844
Swire Pacific Ltd., Class A	62,577	710,327
Television Broadcasts Ltd.	24,000	111,291
Wharf Holdings Ltd.	111,870	548,080
Wheelock and Co., Ltd.	76,000	214,253
Wing Hang Bank Ltd.	14,500	141,569
Wynn Macau Ltd. (a)	124,000	202,211

		17,726,666
Ireland — 0.3%
Anglo Irish Bank Corp. Plc (a)	62,641	1
Bank of Ireland (a)	276,647	224,886
CRH Plc	57,903	1,201,097
Elan Corp. Plc (a)	40,603	184,303
James Hardie Industries SE, Chess Depository Interest (a)	34,963	181,050
Kerry Group Plc	11,352	317,061
Ryanair Holdings Plc (a)	29,444	129,184

		2,237,582
Israel — 0.8%
Bank Hapoalim Ltd. (a)	80,458	289,793
Bank Leumi Le-Israel BM	95,850	341,546
Bezeq Israeli Telecommunication Corp. Ltd.	139,036	303,919
Cellcom Israel Ltd.	4,310	107,342
Delek Group Ltd.	304	63,002
Discount Investment Corp.	2,157	34,119
Elbit Systems Ltd.	2,059	104,513
Israel Chemicals Ltd.	35,906	374,057
The Israel Corp. Ltd. (a)	197	122,165
See Notes to Financial Statements.

75	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Israel (concluded)
Israel Discount Bank Ltd. (a)	50,455	$85,316
Makhteshim-Agan Industries Ltd.	18,550	61,901
Nice Systems Ltd. (a)	5,144	130,545
Ormat Industries	5,090	37,657
Partner Communications Co. Ltd.	7,239	111,114
Teva Pharmaceutical Industries Ltd.	76,289	3,985,892
United Mizrahi Bank Ltd. (a)	11,429	83,170

		6,236,051
Italy — 2.7%
A2A SpA	94,579	129,115
Assicurazioni Generali SpA	96,220	1,677,816
Autogrill SpA (a)	9,990	119,445
Autostrade SpA	19,461	344,904
Banca Carige SpA	49,397	96,496
Banca Monte dei Paschi di Siena SpA	180,685	204,445
Banca Popolare di Milano Scarl	32,797	135,019
Banco Popolare SpA	51,827	284,141
Enel SpA	541,027	2,290,802
Eni SpA	213,884	3,926,078
Exor SpA	5,439	91,442
Fiat SpA	62,194	638,834
Finmeccanica SpA	32,777	339,782
Intesa Sanpaolo SpA	636,143	1,675,411
Intesa Sanpaolo SpA, Non-Convertible Savings Shares	76,292	151,957
Luxottica Group SpA	9,379	227,084
Mediaset SpA	57,153	325,009
Mediobanca SpA	38,112	283,894
Mediolanum SpA	18,571	72,548
Parmalat SpA	139,556	324,374
Pirelli & C. SpA	223,531	123,098
Prysmian SpA	14,478	207,790
Saipem SpA	21,532	655,828
Snam Rete Gas SpA	116,299	464,126
Telecom Italia SpA	781,910	863,506
Telecom Italia SpA, Non-Convertible Savings Shares	488,602	446,320
Terna SpA	105,319	379,071
Unicredit SpA	1,267,087	2,802,849
Unione Di Banche Italiane ScpA	49,558	426,703

		19,707,887
Japan — 22.6%
The 77 Bank Ltd.	29,000	155,772
ABC-Mart, Inc.	2,200	86,303
Acom Co., Ltd.	3,370	43,547
Advantest Corp.	12,900	269,581
Aeon Co., Ltd.	48,700	515,311
Aeon Credit Service Co., Ltd.	6,100	54,327
Aeon Mall Co. Ltd.	6,900	136,693
Air Water Inc.	12,000	131,019
Aisin Seiki Co., Ltd.	15,500	417,300
Ajinomoto Co., Inc.	54,000	488,549
Alfresa Holdings Corp.	3,200	154,660
All Nippon Airways Co., Ltd. (a)	68,000	215,548
Amada Co., Ltd.	29,000	190,624
Aozora Bank Ltd.	46,000	59,572
Asahi Breweries Ltd.	31,400	531,949
Asahi Glass Co., Ltd.	82,100	770,905
Asahi Kasei Corp.	102,000	532,884
Asics Corp.	13,000	119,027
Astellas Pharma, Inc.	37,500	1,256,464
The Bank of Kyoto Ltd.	26,000	214,041
The Bank of Yokohama Ltd.	99,000	452,872
Benesse Holdings, Inc.	5,600	254,928
Bridgestone Corp.	54,300	858,601
Brother Industries Ltd.	19,100	198,282
Canon, Inc.	93,100	3,469,786
Canon Marketing Japan Inc.	5,700	80,223
Casio Computer Co., Ltd.	20,100	120,725
Central Japan Railway Co.	123	1,015,592
The Chiba Bank Ltd.	62,000	374,301
Chiyoda Corp.	13,000	94,406
Chubu Electric Power Co., Inc.	54,800	1,359,938
Chugai Pharmaceutical Co., Ltd.	18,200	323,954
The Chugoku Bank Ltd.	14,000	164,967
Chugoku Electric Power Co.	24,100	496,376
Chuo Mitsui Trust Holdings, Inc.	81,000	285,643
Citizens Holding Co., Ltd.	19,500	119,124
Coca-Cola West Holdings Co., Ltd.	5,300	87,575
Cosmo Oil Co., Ltd.	50,000	119,390
Credit Saison Co., Ltd.	12,900	135,011
Dai Nippon Printing Co., Ltd.	46,000	530,901
Dai-ichi Life Insurance Co.	668	926,277
Daicel Chemical Industries Ltd.	22,000	148,425
Daido Steel Co., Ltd.	25,000	106,911
Daihatsu Motor Co., Ltd.	16,000	148,917
Daiichi Sankyo Co., Ltd.	56,100	1,002,276
Daikin Industries Ltd.	19,000	579,316
Dainippon Pharma Co., Ltd.	13,400	102,603
Daito Trust Construction Co., Ltd.	6,300	356,761
Daiwa House Industry Co., Ltd.	39,000	350,850
Daiwa Securities Group, Inc.	135,000	569,964
Dena Co. Ltd.	6,500	171,628
Denki Kagaku Kogyo Kabushiki Kaisha	38,000	176,874
Denso Corp.	40,400	1,116,612
Dentsu, Inc.	13,513	356,885
Diamond Lease Co., Ltd.	4,690	158,205
Dowa Mining Co., Ltd.	21,350	102,289
East Japan Railway Co.	28,049	1,867,659
Eisai Co., Ltd.	20,500	680,208
Electric Power Development Co.	9,400	298,154
Elpida Memory, Inc. (a)	14,300	219,698
FamilyMart Co., Ltd.	5,200	171,719
Fanuc Ltd.	15,800	1,784,177
Fast Retailing Co., Ltd.	4,300	650,652
Fuji Electric Holdings Co., Ltd.	48,800	140,512
Fuji Heavy Industries Ltd. (a)	48,000	257,140
Fuji Media Holdings, Inc.	44	63,170
Fuji Photo Film Co., Ltd.	38,400	1,109,740
Fujitsu Ltd.	152,000	950,125
Fukuoka Financial Group, Inc.	62,000	258,083
Furukawa Electric Co., Ltd.	51,000	222,507
GS Yuasa Corp.	30,000	196,313
The Gunma Bank Ltd.	32,000	169,693
The Hachijuni Bank Ltd.	35,000	196,481
Hakuhodo DY Holdings, Inc.	2,070	103,706
Hankyu Hanshin Holdings, Inc.	93,000	410,400
Hino Motors Ltd.	23,000	113,403
Hirose Electric Co., Ltd.	2,600	238,117
The Hiroshima Bank Ltd.	41,000	163,871
Hisamitsu Pharmaceutical Co., Ltd.	5,300	210,228
Hitachi Chemical Co., Ltd.	8,500	157,914
Hitachi Construction Machinery Co., Ltd.	7,800	143,608
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	76

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Hitachi High-Technologies Corp.	5,900	$108,388
Hitachi Ltd. (a)	374,000	1,358,483
Hitachi Metals Ltd.	14,000	141,736
Hokkaido Electric Power Co., Inc.	14,800	318,820
Hokuhoku Financial Group, Inc.	104,100	191,232
Hokuriku Electric Power	14,300	313,591
Honda Motor Co., Ltd.	135,700	3,985,895
Hoya Corp.	36,400	774,507
IHI Corp.	106,000	168,680
Ibiden Co., Ltd.	10,400	280,161
Idemitsu Kosan Co., Ltd.	1,800	135,529
Inpex Corp.	68	377,163
Isetan Mitsukoshi Holdings Ltd.	30,205	294,456
Isuzu Motors Ltd.	96,000	288,480
Ito En, Ltd.	4,300	65,771
Itochu Corp.	125,300	979,528
Itochu Techno-Science Corp.	2,600	95,012
The Iyo Bank Ltd.	20,000	185,989
J Front Retailing Co. Ltd.	38,600	185,773
JFE Holdings, Inc.	38,200	1,181,793
JGC Corp.	17,000	257,962
JS Group Corp.	20,300	387,483
JSR Corp.	14,400	241,888
JTEKT Corp.	15,900	147,046
JX Holdings, Inc. (a)	187,160	925,057
Jafco Co., Ltd.	2,500	55,303
Japan Petroleum Explora	2,400	97,917
Japan Prime Realty Investment Corp.	58	122,176
Japan Real Estate Investment Corp.	40	325,824
Japan Retail Fund Investment Corp.	133	161,984
The Japan Steel Works, Ltd.	25,000	219,748
Japan Tobacco, Inc.	374	1,163,550
The Joyo Bank Ltd.	53,000	210,138
Jupiter Telecommunications Co., Ltd.	196	187,651
KDDI Corp.	243	1,158,305
Kajima Corp.	69,800	158,244
Kamigumi Co., Ltd.	21,000	161,138
Kaneka Corp.	25,000	145,031
The Kansai Electric Power Co., Inc.	62,600	1,526,703
Kansai Paint Co., Ltd.	18,000	154,510
Kao Corp.	44,000	1,035,269
Kawasaki Heavy Industries Ltd.	115,000	278,828
Kawasaki Kisen Kaisha Ltd. (a)	55,000	223,648
Keihin Electric Express Railway Co., Ltd.	38,000	335,843
Keio Electric Railway Co., Ltd.	47,000	303,452
Keisei Electric Railway Co., Ltd.	24,000	134,183
Keyence Corp.	3,420	790,849
Kikkoman Corp.	14,000	146,167
Kinden Corp.	12,000	102,185
Kintetsu Corp.	132,000	402,783
Kirin Holdings Co., Ltd.	68,000	856,092
Kobe Steel Ltd.	202,000	384,779
Koito Manufacturing Co., Ltd.	8,000	117,807
Komatsu Ltd.	78,500	1,413,481
Konami Corp.	7,400	114,128
Konica Minolta Holdings, Inc.	39,000	375,191
Kubota Corp.	94,000	721,009
Kuraray Co., Ltd.	28,000	328,484
Kurita Water Industries Ltd.	9,100	248,666
Kyocera Corp.	13,500	1,092,911
Kyowa Hakko Kirin Co. Ltd.	21,000	199,159
Kyushu Electric Power Co., Inc.	30,800	690,772
Lawson, Inc.	4,900	214,315
Mabuchi Motor Co., Ltd.	2,300	105,015
Makita Corp.	9,000	240,840
Marubeni Corp.	134,000	686,938
Marui Group Co. Ltd.	18,800	126,636
Maruichi Steel Tube Ltd.	3,700	70,773
Matsui Securities Co., Ltd.	9,400	57,395
Mazda Motor Corp.	122,400	286,030
McDonald’s Holdings Co. Japan Ltd.	5,500	123,156
Medipal Holdings Corp.	12,200	144,902
Meiji Holdings Co LTD	5,493	224,735
Minebea Co., Ltd.	28,000	155,110
Mitsubishi Chemical Holdings Corp.	98,000	447,315
Mitsubishi Corp.	111,600	2,308,830
Mitsubishi Electric Corp.	160,000	1,248,787
Mitsubishi Estate Co., Ltd.	98,000	1,364,324
Mitsubishi Gas Chemical Co., Inc.	32,000	155,161
Mitsubishi Heavy Industries Ltd.	247,200	852,776
Mitsubishi Logistics Corp.	9,000	100,300
Mitsubishi Materials Corp. (a)	90,000	239,222
Mitsubishi Motors Corp. (a)	315,000	398,468
Mitsubishi Tanabe Pharma Corp.	18,000	274,250
Mitsubishi UFJ Financial Group, Inc.	1,045,974	4,749,462
Mitsui & Co., Ltd.	143,300	1,671,707
Mitsui Chemicals, Inc.	71,000	198,426
Mitsui Engineering & Shipbuilding Co., Ltd.	59,000	119,168
Mitsui Fudosan Co., Ltd.	70,000	974,293
Mitsui Mining & Smelting Co., Ltd.	47,000	124,035
Mitsui OSK Lines Ltd.	93,000	614,885
Mitsui Sumitomo Insurance Group Holdings, Inc.	44,970	962,508
Mitsumi Electric Co., Ltd.	6,800	115,357
Mizuho Financial Group, Inc.	1,139,040	1,868,949
Murata Manufacturing Co., Ltd.	16,500	786,853
NEC Corp.	212,000	550,324
NGK Insulators Ltd.	21,000	327,076
NGK Spark Plug Co., Ltd.	13,000	161,392
NHK Spring Co., Ltd.	12,000	109,764
NKSJ Holdings, Inc. (a)	115,100	688,660
NOK Corp.	8,400	133,391
NSK Ltd.	35,000	243,080
NTN Corp.	41,000	167,841
NTT Data Corp.	102	376,502
NTT DoCoMo, Inc.	1,267	1,918,605
NTT Urban Development Co.	89	70,705
Namco Bandai Holdings, Inc.	15,200	133,658
Nidec Corp.	9,100	761,826
Nikon Corp.	26,000	448,079
Nintendo Co., Ltd.	8,200	2,407,596
Nippon Building Fund, Inc.	42	333,250
Nippon Electric Glass Co.	28,500	326,454
Nippon Express Co., Ltd.	69,000	310,919
Nippon Meat Packers, Inc.	15,000	185,156
Nippon Paper Group, Inc.	7,894	218,500
Nippon Sanso Corp.	22,000	174,702
Nippon Sheet Glass Co., Ltd.	53,000	129,660
Nippon Steel Corp.	422,000	1,394,896
Nippon Telegraph & Telephone Corp.	42,876	1,746,592
Nippon Yusen Kabushiki Kaisha	124,000	451,890
The Nishi-Nippon City Bank Ltd.	56,000	160,378
Nissan Chemical Industries Ltd.	11,000	122,925
Nissan Motor Co., Ltd. (a)	205,600	1,432,719
See Notes to Financial Statements.

77	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Nissha Printing Co. Ltd.	2,300	$61,451
Nisshin Seifun Group, Inc.	15,500	175,015
Nisshin Steel Co., Ltd.	62,000	98,579
Nisshinbo Industries, Inc.	12,000	115,026
Nissin Foods Holdings Co., Ltd.	5,400	198,223
Nitori Co., Ltd.	3,000	258,597
Nitto Denko Corp.	13,410	439,893
Nomura Holdings, Inc.	291,700	1,593,698
Nomura Real Estate Holdings, Inc.	8,300	103,876
Nomura Real Estate Office Fund, Inc.	24	119,480
Nomura Research Institute Ltd.	8,100	171,960
OJI Paper Co., Ltd.	69,000	338,303
ORIX Corp.	8,490	615,056
Obayashi Corp.	53,000	210,118
Obic Co., Ltd.	600	115,816
Odakyu Electric Railway Co., Ltd.	51,000	437,797
Olympus Corp.	17,600	416,926
Omron Corp.	16,500	359,690
Ono Pharmaceutical Co., Ltd.	6,800	276,423
Oracle Corp. Japan	3,200	157,249
Oriental Land Co., Ltd.	4,100	342,648
Osaka Gas Co., Ltd.	158,000	569,900
Otsuka Shokai Co., Ltd.	1,300	82,851
Panasonic Corp.	161,500	2,016,627
Panasonic Electric Works Ltd.	30,873	303,463
Rakuten, Inc.	586	423,405
Resona Holdings, Inc.	49,256	601,120
Ricoh Co., Ltd.	55,000	701,334
Rinnai Corp.	3,000	153,989
Rohm Co., Ltd.	7,900	474,388
SBI Holdings, Inc.	1,367	169,823
SMC Corp.	4,400	588,596
Sankyo Co., Ltd. (Gunma)	4,500	203,407
Santen Pharmaceutical Co., Ltd.	5,900	210,922
Sanyo Electric Co., Ltd. (a)	148,000	190,424
Sapporo Hokuyo Holdings, Inc.	28,289	124,781
Sapporo Holdings Ltd.	23,000	98,870
Secom Co., Ltd.	17,100	759,344
Sega Sammy Holdings, Inc.	16,232	233,167
Seiko Epson Corp.	10,600	136,997
Sekisui Chemical Co., Ltd.	35,000	218,324
Sekisui House Ltd.	47,000	401,968
Senshu Ikeda Holdings, Inc.	49,470	72,038
Seven & I Holdings Co., Ltd.	63,700	1,459,449
Seven Bank Ltd.	56	101,640
Sharp Corp.	83,000	875,537
Shikoku Electric Power Co., Inc.	14,500	414,697
Shimadzu Corp.	20,000	150,756
Shimamura Co., Ltd.	1,900	171,793
Shimano, Inc.	5,300	227,405
Shimizu Corp.	48,000	164,046
Shin-Etsu Chemical Co., Ltd.	33,900	1,576,187
Shinko Electric Industries	6,200	80,571
Shinko Securities Co., Ltd.	48,300	107,686
Shinsei Bank Ltd.	81,000	68,476
Shionogi & Co., Ltd.	24,200	501,708
Shiseido Co., Ltd.	28,300	623,769
The Shizuoka Bank Ltd.	49,000	427,038
Showa Denko KK	116,000	209,503
Showa Shell Sekiyu KK	15,100	104,115
Softbank Corp.	66,900	1,774,406
Sojitz Corp.	102,000	159,409
Sony Corp.	82,600	2,203,191
Sony Financial Holdings, Inc.	71	236,839
Square Enix Holdings Co., Ltd.	5,300	97,625
Stanley Electric Co., Ltd.	11,900	197,068
Sumco Corp. (a)	9,400	155,796
Sumitomo Chemical Co., Ltd.	128,000	495,383
Sumitomo Corp.	93,800	936,781
Sumitomo Electric Industries Ltd.	61,200	713,221
Sumitomo Heavy Industries Ltd.	44,000	258,172
Sumitomo Metal Industries Ltd.	273,000	617,264
Sumitomo Metal Mining Co., Ltd.	44,000	548,902
Sumitomo Mitsui Financial Group, Inc.	110,550	3,128,826
Sumitomo Realty & Development Co., Ltd.	29,000	492,766
Sumitomo Rubber Industries, Ltd.	14,400	127,007
The Sumitomo Trust & Banking Co., Ltd.	116,000	590,575
Suruga Bank Ltd.	17,000	154,290
Suzuken Co., Ltd.	5,200	174,058
Suzuki Motor Corp.	26,500	520,073
Sysmex Corp.	2,800	159,023
T&D Holdings, Inc.	22,100	472,551
TDK Corp.	10,000	547,222
THK Co., Ltd.	9,700	200,683
Taiheiyo Cement Corp. (a)	75,000	94,703
Taisei Corp.	83,000	166,002
Taisho Pharmaceutical Co., Ltd.	11,000	216,997
Takashimaya Co., Ltd.	22,000	175,367
Takeda Pharmaceutical Co., Ltd.	61,800	2,654,474
Teijin Ltd.	77,000	228,610
Terumo Corp.	13,700	656,088
Tobu Railway Co., Ltd.	66,000	355,490
Toho Co., Ltd.	8,600	142,576
Toho Gas Co., Ltd.	35,000	186,695
Tohoku Electric Power Co., Inc.	34,700	744,956
Tokio Marine Holdings, Inc.	59,800	1,572,133
Tokuyama Corp.	25,000	110,038
The Tokyo Electric Power Co., Inc.	100,200	2,725,785
Tokyo Electron Ltd.	14,300	770,301
Tokyo Gas Co., Ltd.	209,000	954,115
Tokyo Steel Manufacturing Co., Ltd.	9,200	106,355
Tokyo Tatemono Co., Ltd.	32,000	98,615
Tokyu Corp.	92,000	374,458
Tokyu Land Corp.	38,000	132,835
TonenGeneral Sekiyu KK	23,000	199,001
Toppan Printing Co., Ltd.	45,000	355,841
Toray Industries, Inc.	116,700	559,352
Toshiba Corp. (a)	333,000	1,649,540
Tosoh Corp.	45,000	116,490
Toto Ltd.	24,000	159,420
Toyo Seikan Kaisha Ltd.	12,200	178,025
Toyo Suisan Kaisha, Ltd.	8,000	190,941
Toyoda Gosei Co., Ltd.	5,700	141,363
Toyota Boshoku Corp.	5,100	74,464
Toyota Industries Corp.	14,500	367,953
Toyota Motor Corp.	226,500	7,782,235
Toyota Tsusho Corp.	17,100	243,737
Trend Micro, Inc.	7,900	213,495
Tsumura & Co.	5,000	153,091
UNY Co., Ltd.	16,100	122,339
USS Co., Ltd.	1,940	138,583
Ube Industries Ltd.	79,000	186,791
Uni-Charm Corp.	3,400	383,405
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	78

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Ushio, Inc.	8,700	$134,029
West Japan Railway Co.	138	504,648
Yahoo! Japan Corp.	1,176	468,724
Yakult Honsha Co., Ltd.	8,000	217,623
Yamada Denki Co., Ltd.	6,670	435,816
Yamaguchi Financial Group, Inc.	17,000	162,470
Yamaha Corp.	13,300	135,807
Yamaha Motor Co., Ltd. (a)	20,800	274,980
Yamato Kogyo Co. Ltd.	3,800	94,717
Yamato Transport Co., Ltd.	32,300	427,507
Yamazaki Baking Co., Ltd.	10,000	134,862
Yaskawa Electric Corp.	19,000	140,948
The Yasuda Trust & Banking Co., Ltd. (a)	136,000	116,949
Yokogawa Electric Corp.	17,700	109,561

		167,678,903
Kazakhstan — 0.0%
Eurasian Natural Resources Corp.	20,964	266,764
Luxembourg — 0.4%
ArcelorMittal	70,598	1,893,569
SES Global	24,336	506,105
Tenaris SA	38,378	661,937

		3,061,611
Netherlands — 2.6%
ASML Holding NV	35,884	987,525
Aegon NV (a)	126,902	674,083
Akzo Nobel NV	19,290	1,002,599
Corio NV	4,679	227,217
Delta Lloyd NV	6,510	109,714
Fugro NV	5,592	258,337
Heineken Holding NV	8,948	326,891
Heineken NV	20,454	866,991
ING Groep NV CVA (a)	314,834	2,329,939
Koninklijke Ahold NV	98,855	1,222,828
Koninklijke Boskalis Westminster NV	5,548	215,563
Koninklijke DSM NV	12,579	500,041
Koninklijke KPN NV	134,438	1,713,620
Koninklijke Philips Electronics NV	79,926	2,386,761
Koninklijke Vopak NV	5,668	207,708
Randstad Holdings NV	8,980	352,872
Reed Elsevier NV	55,984	619,757
SBM Offshore NV	13,278	189,958
STMicroelectronics NV	51,718	410,769
TNT NV	30,204	760,753
Unilever NV	133,837	3,654,991
Wolters Kluwer NV	23,838	457,142

		19,476,059
New Zealand — 0.1%
Auckland International Airport Ltd.	81,425	104,099
Contact Energy Ltd.	26,924	104,732
Fletcher Building Ltd.	48,182	257,840
Sky City Ltd.	51,491	100,323
Telecom Corp. of New Zealand Ltd.	156,365	201,363

		768,357
Norway — 0.6%
Aker Solutions ASA	13,242	151,406
DnB NOR ASA	79,785	767,388
Norsk Hydro ASA	55,513	250,688
Orkla ASA	62,744	401,257
Renewable Energy Corp. ASA (a)	39,887	94,313
Statoil ASA	91,994	1,772,248
Telenor ASA	63,310	797,536
Telenor ASA — ADR	1,431	53,849
Yara International ASA	15,383	432,409

		4,721,094
Portugal — 0.2%
Banco Comercial Portugues SA, Registered Shares	228,344	171,463
Banco Espirito Santo SA, Registered Shares	44,077	173,919
Brisa-Auto Estradas de Portugal SA, Private Shares	15,277	92,457
Cimpor Cimentos de Portugal SA	16,593	93,239
Energias de Portugal SA	141,304	420,527
Galp Energia SGPS SA	18,556	277,173
Jeronimo Martins SGPS SA	18,779	172,058
Portugal Telecom SGPS SA, Registered Shares	47,138	471,143

		1,871,979
Singapore — 1.6%
Ascendas Real Estate Investment Trust	126,962	163,962
CapitaLand Ltd.	206,749	527,198
CapitaMall Trust	179,700	234,279
CapitaMalls Asia Ltd.	110,000	164,464
City Developments Ltd.	44,535	350,556
ComfortDelgro Corp. Ltd.	153,816	159,519
Cosco Corp. Ltd.	79,002	83,105
DBS Group Holdings Ltd.	141,407	1,372,339
Fraser and Neave Ltd.	79,096	289,233
Genting Singapore Plc (a)	491,227	406,298
Golden Agri-Resources Ltd.	540,251	202,535
Jardine Cycle & Carriage Ltd.	8,721	185,587
K-Green Trust (a)	20,723	15,550
Keppel Corp. Ltd.	103,616	625,588
Keppel Land Ltd.	59,000	162,808
Neptune Orient Lines Ltd.	73,350	103,603
Noble Group Ltd.	241,839	292,308
Olam International Ltd.	102,900	188,869
Oversea-Chinese Banking Corp.	201,914	1,271,476
Sembcorp Industries Ltd.	78,590	227,271
Sembcorp Marine Ltd.	69,197	189,096
Singapore Airlines Ltd.	43,009	445,966
Singapore Exchange Ltd.	69,000	361,852
Singapore Press Holdings Ltd.	112,316	302,335
Singapore Technologies Engineering Ltd.	135,213	316,093
Singapore Telecommunications Ltd.	659,132	1,424,987
StarHub Ltd.	52,157	83,856
UOL Group Ltd.	41,457	111,659
United Overseas Bank Ltd.	99,572	1,385,233
Wilmar International Ltd.	103,670	424,171
Yangzijiang Shipbuilding Holdings Ltd.	126,183	120,355

		12,192,151
Spain — 3.4%
ACS Actividades de Construccion y Servicios SA	11,465	421,330
Abertis Infraestructuras SA	24,957	358,729
Acciona SA	2,167	164,921
Acerinox SA	7,858	122,108
Banco Bilbao Vizcaya Argentaria SA	293,119	3,019,991
Banco de Sabadell SA	78,231	354,256
Banco de Valencia SA	16,846	74,986
Banco Popular Espanol SA	70,609	357,877
Banco Santander SA	675,975	7,088,416
Bankinter SA	24,950	152,010
Corp. Mapfre SA	60,921	165,659
See Notes to Financial Statements.

79	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Spain (concluded)
Criteria Caixacorp. SA	67,746	$277,043
Enagas	14,444	217,574
Ferrovial SA	35,567	230,044
Fomento de Construcciones y Contratas SA	3,049	65,271
Gamesa Corp. Tecnologica SA (a)	16,197	139,084
Gas Natural SDG SA	18,479	267,042
Gestevision Telecinco SA	7,629	67,798
Grifols SA	11,816	120,777
Iberdrola Renovables	69,262	217,367
Iberdrola SA	324,167	1,822,004
Iberia Lineas Aereas de Espana	42,454	119,848
Inditex SA	18,140	1,034,370
Indra Sistemas SA	7,647	122,263
Mapfre SA (a)	1,777	4,881
Red Electrica de Espana	8,746	313,151
Repsol YPF SA	60,680	1,224,530
Telefonica SA	337,361	6,249,522
Zardoya Otis SA	11,277	144,878

		24,917,730
Sweden — 2.8%
Alfa Laval AB	27,457	356,566
Assa Abloy AB, Series B	25,366	507,014
Atlas Copco AB, Class A	54,621	798,596
Atlas Copco AB, Class B	31,722	418,777
Boliden AB	21,891	241,953
Electrolux AB	19,427	444,117
Getinge AB, Class B	16,221	313,924
Hennes & Mauritz AB, B Shares	84,043	2,309,701
Holmen AB, Class B	4,661	110,651
Husqvarna AB	33,227	199,808
Investor AB	37,047	599,282
Kinnevik Investment AB	17,606	281,874
Millicom International Cellular SA — ADR	6,165	500,237
Modern Times Group AB	4,005	219,247
Nordea Bank AB	265,984	2,193,348
SKB AB	31,677	568,513
SSAB AB, Series A	14,628	196,396
SSAB AB, Series B	6,561	78,754
Ratos AB	8,157	204,363
Sandvik AB	82,150	1,002,061
Scania AB	25,915	395,562
Securitas AB	25,233	228,724
Skandinaviska Enskilda Banken AB, Class A	115,413	611,519
Skanska AB, Class B	32,491	470,067
Svenska Cellulosa AB	46,497	546,867
Svenska Handelsbanken, Class A	39,933	976,916
Swedbank AB, A Shares	57,595	528,531
Swedish Match AB	19,381	423,520
Tele2 AB	25,290	377,846
Telefonaktiebolaget LM Ericsson	247,507	2,745,403
TeliaSonera AB	186,401	1,197,748
Volvo AB, B Shares	90,501	1,000,833

		21,048,718
Switzerland — 7.8%
ABB Ltd.	181,362	3,157,622
Actelion Ltd. (a)	8,266	309,494
Adecco SA, Registered Shares	9,975	475,876
Aryzta AG	6,515	250,662
Baloise Holding AG	4,033	280,721
Compagnie Financière Richemont SA	43,111	1,505,103
Crédit Suisse Group AG	92,465	3,476,429
GAM Holdings Ltd.	16,634	179,756
Geberit AG	3,159	491,526
Givaudan SA	621	527,436
Holcim Ltd.	20,307	1,359,388
Julius Baer Group Ltd.	16,782	478,498
Kuehne & Nagel International AG	4,391	452,004
Lindt & Spruengli AG	72	156,222
Lindt & Spruengli AG ‘R’	9	220,551
Logitech International SA (a)	15,054	203,777
Lonza Group AG, Registered Shares	3,676	244,746
Nestlé SA, Registered Shares	284,724	13,729,059
Nobel Biocare Holding AG	9,935	171,025
Novartis AG, Registered Shares	173,289	8,398,127
Pargesa Holding SA	2,175	142,624
Roche Holding AG	57,698	7,941,652
SGS SA	445	600,595
Schindler Holding AG	3,942	332,257
Schindler Holding AG, Registered Shares	1,890	157,750
Sika AG	165	292,488
Sonova Holding AG	3,719	456,387
Straumann Holding AG, Registered Shares	656	141,875
The Swatch Group Ltd., Bearer Shares	2,504	706,191
The Swatch Group Ltd., Registered Shares	3,649	186,476
Swiss Life Holding	2,475	236,543
Swiss Reinsurance Co., Registered Shares	29,217	1,200,475
Swisscom AG	1,894	642,103
Syngenta AG	7,803	1,802,618
Synthes, Inc.	4,818	553,975
UBS AG	298,975	3,960,766
Zurich Financial Services AG	12,141	2,676,042

		58,098,839
United Kingdom — 20.4%
3i Group Plc	79,229	312,488
ARM Holdings Plc	107,367	444,379
Admiral Group Plc	16,316	341,694
Aggreko Plc	21,214	445,341
Amec Plc	27,184	333,040
Anglo American Plc (a)	108,154	3,768,642
Antofagasta Plc	32,079	373,227
Associated British Foods Plc	29,005	420,041
AstraZeneca Plc	119,298	5,624,399
Autonomy Corp PLC (a)	17,661	481,410
Aviva Plc	229,956	1,068,648
BAE Systems Plc	292,544	1,361,562
BG Group Plc	277,302	4,124,264
BHP Billiton Plc	181,287	4,700,503
BP Plc (a)	1,541,463	7,379,232
BT Group Plc	643,847	1,242,814
Balfour Beatty Plc	55,595	197,733
Barclays Plc	931,125	3,716,586
British Airways Plc (a)	48,900	142,068
British American Tobacco Plc	164,009	5,204,953
British Land Co. Plc	70,762	457,082
British Sky Broadcasting Plc	93,044	971,544
Bunzl Plc	26,664	267,007
Burberry Group Plc	35,400	399,793
Cable & Wireless Worldwide	209,855	271,529
Cairn Energy Plc (a)	114,438	703,039
Capita Group Plc	50,872	560,468
Capital Shopping Centers Group Plc	38,691	178,747
Carnival Plc	13,602	440,587
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	80

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (continued)
Centrica Plc	423,524	$1,869,018
Cobham Plc	93,617	296,572
Compass Group Plc	155,104	1,179,950
Diageo Plc	205,863	3,233,674
Experian Group Ltd.	83,714	728,002
Firstgroup Plc	39,467	214,233
Fresnillo Plc	14,480	210,218
GlaxoSmithKline Plc	426,363	7,240,005
Group 4 Securicor Plc	115,171	456,624
HSBC Holdings Plc	1,430,625	13,069,751
Hammerson Plc	57,667	293,970
Home Retail Group	71,142	225,911
ICAP Plc	45,159	270,670
ITV Plc (a)	296,490	221,569
Imperial Tobacco Group Plc	83,792	2,341,203
Inmarsat Plc	35,578	377,235
Intercontinental Hotels Group Plc	21,038	331,561
International Power Plc	123,803	553,025
Invensys Plc	65,422	234,208
Investec Plc	38,219	257,177
J Sainsbury Plc	98,375	469,373
Johnson Matthey Plc	17,537	389,619
Kazakhmys Plc	17,543	257,513
Kingfisher Plc	192,285	602,344
Land Securities Group Plc	61,829	511,682
Legal & General Group Plc	477,395	556,423
Lloyds TSB Group Plc (a)	3,312,735	2,615,293
London Stock Exchange Group Plc	12,623	105,389
Lonmin Plc (a)	12,630	263,720
Man Group Plc	139,632	462,867
Marks & Spencer Group Plc	128,763	634,339
National Grid Plc	285,204	2,082,263
Next Plc	15,353	457,742
Old Mutual Plc	442,077	676,840
Pearson Plc	66,269	871,554
Petrofac Ltd.	21,216	373,252
Prudential Plc	209,151	1,577,542
Rangold Resources Ltd.	7,343	698,085
Reckitt Benckiser Plc	50,406	2,344,600
Reed Elsevier Plc	99,174	735,354
Resolution Ltd.	195,142	184,558
Rexam Plc	71,587	322,038
Rio Tinto Plc, Registered Shares	118,982	5,225,016
Rolls-Royce Group Plc	153,956	1,285,037
Royal & Sun Alliance Insurance Group	278,885	494,742
Royal Bank of Scotland Group Plc (a)	1,383,236	842,418
Royal Dutch Shell Plc	291,190	7,348,481
Royal Dutch Shell Plc, Class B	221,427	5,352,041
SABMiller Plc	78,065	2,188,980
Sage Group Plc	106,838	367,586
Schroders Plc	9,304	167,452
Scottish & Southern Energy Plc	76,711	1,277,543
Sego Plc	59,362	223,820
Serco Group Plc	40,080	350,018
Severn Trent Plc	19,368	355,468
Shire Ltd.	45,786	939,264
Smith & Nephew Plc	72,324	683,284
Smiths Group Plc	31,869	507,380
Standard Chartered Plc	166,384	4,051,515
Standard Life Plc	182,615	471,914
TUI Travel Plc	47,505	147,797
Tesco Plc	656,053	3,701,062
Thomas Cook Group Plc	68,661	181,737
Tomkins Plc	71,514	240,193
Tullow Oil Plc	72,385	1,076,748
Unilever Plc	105,699	2,825,545
United Utilities Group Plc	55,598	435,075
Vedanta Resources Plc	9,950	312,623
Vodafone Group Plc	4,321,070	8,903,520
Whitbread Plc	14,314	298,919
William Morrison Supermarkets Plc	172,764	682,683
Wolseley Plc (a)	23,222	460,954
WPP Plc	102,066	961,510
Xstrata Plc	169,099	2,214,291

		151,304,402

Total Common Stocks — 96.9%		719,658,183

Rights

France — 0.0%
Foncière Des Regions (Expires 7/13/10)	1,775	8,074
Norway — 0.0%
Norsk Hydro ASA (Expires 7/09/10)	16,895	8,723
Spain — 0.0%
Zardoya Otis SA (Expires 6/30/10)	11,277	7,185

Total Rights — 0.0%		23,982

Warrants (b)

Hong Kong — 0.0%
Henderson Land Development Co., Ltd. (Expires 6/01/11)	13,757	2,332

Total Warrants — 0.0%		2,332

Total Long-Term Investments (Cost — $816,151,101) — 96.9%		719,684,497

See Notes to Financial Statements.

81	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.20% (c)(d)	3,354,915	$3,354,915

Total Short-Term Securities (Cost — $3,354,915) — 0.4%		3,354,915

Total Investments (Cost — $819,506,016*) — 97.3%		723,039,412
Other Assets Less Liabilities — 2.7%		19,823,217

Net Assets — 100.0%		$742,862,629

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$851,961,122

Gross unrealized appreciation	$38,324,642
Gross unrealized depreciation	(167,246,352)

Net unrealized depreciation	$(128,921,710)

(a)	Non-income producing security.

(b)	Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	December 31,	Net	June 30,
Affiliate	2009	Activity	2010	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	6,620,218	(3,265,303)	3,354,915	$3,682

(d)	Represents the current yield as of report date.

•	Financial futures contracts purchased as of June 30, 2010 were as follows:

			Expiration	Notional	Unrealized
Contracts	Issue	Exchange	Date	Value	Depreciation

98	DJ Euro Stoxx 50	Eurex	September 2010	$3,190,813	$(113,333)
49	Emini MSCI	Chicago	September 2010	$3,224,319	(2,079)
30	FTSE 100 Index Futures	LIFFE	September 2010	$2,310,055	(122,471)
9	SPI 200 Index Futures	Sydney	September 2010	$849,618	(42,421)
21	TOPIX Index Futures	Tokyo	September 2010	$2,044,048	(52,474)

Total					$(332,778)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivatives, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	—	$57,677,856	$10	$57,677,866
Austria	—	2,096,902	—	2,096,902
Belgium	—	6,790,836	—	6,790,836
Bermuda	—	689,982	—	689,982
Cayman Islands	—	456,736	—	456,736
Denmark	—	7,277,819	—	7,277,819
Finland	—	7,457,765	—	7,457,765
France	—	67,578,639	—	67,578,639
Germany	$836,662	55,483,831	—	56,320,493
Greece	—	1,996,352	—	1,996,352
Hong Kong	3,564,112	14,162,554	—	17,726,666
Ireland	317,061	1,920,521	—	2,237,582
Israel	—	6,236,051	—	6,236,051
Italy	—	19,707,887	—	19,707,887
Japan	6,525,889	161,153,014	—	167,678,903
Kazakhstan	—	266,764	—	266,764
Luxembourg	—	3,061,611	—	3,061,611
Netherlands	—	19,476,059	—	19,476,059
New Zealand	—	768,357	—	768,357
Norway	53,849	4,667,245	—	4,721,094
Portugal	—	1,871,979	—	1,871,979
Singapore	15,550	12,176,601	—	12,192,151
Spain	4,881	24,912,849	—	24,917,730
Sweden	—	21,048,718	—	21,048,718
Switzerland	—	58,098,839	—	58,098,839
United Kingdom	184,558	151,119,844	—	151,304,402
Rights:
France	—	8,074	—	8,074
Norway	—	8,723	—	8,723
Spain	7,185	—	—	7,185
Warrants:
Hong Kong	2,332	—	—	2,332
Short-Term Securities	3,354,915	—	—	3,354,915

Total	$14,866,994	$708,172,408	$10	$723,039,412

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	82

Schedule of Investments (concluded)	Master International Index Series
The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Series’ derivatives:

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Liabilities:
Equity contracts	$(332,778)	—	—	$(332,778)

[1]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Common Stocks

Assets:
Balance, as of December 31, 2009	$15
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	(5)
Purchases	—
Sales	—
Transfers in3	—
Transfers out[3]	—

Balance, as of June 30, 2010	$10

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations. The change in unrealized appreciation/depreciation on securities still held at June 30, 2010 was $(5).

[3]	The Series’ policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.
See Notes to Financial Statements.

83	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Statement of Assets and Liabilities	Master International Index Series

June 30, 2010 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $816,151,101)	$719,684,497
Investments at value — affiliated (cost — $3,354,915)	3,354,915
Cash	301,482
Foreign currency at value (cost — $5,869,225)	5,891,088
Cash pledged for financial futures contracts	1,077,000
Contributions receivable from investors	8,485,526
Dividends receivable	4,508,186
Investments sold receivable	18,017
Investment advisory fees receivable	702
Prepaid expenses	62,805
Other assets	11,026

Total assets	743,395,244

Liabilities

Margin variation payable	401,010
Other affiliates payable	3,387
Directors’ fees payable	625
Other liabilities	104
Other accrued expenses payable	127,489

Total liabilities	532,615

Net Assets	$742,862,629

Net Assets Consist of

Investors’ capital	$839,798,928
Net unrealized appreciation/depreciation	(96,936,299)

Net Assets	$742,862,629

See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	84

Statement of Operations	Master International Index Series

Six Months Ended June 30, 2010 (Unaudited)

Investment Income

Dividends	$14,556,138
Foreign taxes withheld	(1,598,285)
Dividends — affiliated	3,682

Total income	12,961,535

Expenses

Custodian	178,712
Accounting services	86,789
Professional	50,815
Investment advisory	36,028
Directors	11,094
Printing	1,710
Miscellaneous	76,450

Total expenses	441,598
Less fees waived by advisor	(29,248)

Total expenses after fees waived	412,350

Net investment income	12,549,185

Realized and Unrealized Loss

Net realized loss from:
Investments	(11,048,510)
Financial futures contracts	(2,337,179)
Foreign currency transactions	(1,125,051)

(14,510,740)

Net change in unrealized appreciation/depreciation on:
Investments	(100,537,722)
Financial futures contracts	(839,552)
Foreign currency transactions	(93,423)

(101,470,697)

Total realized and unrealized loss	(115,981,437)

Net Decrease in Net Assets Resulting from Operations	$(103,432,252)

See Notes to Financial Statements.

85	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Statements of Changes in Net Assets	Master International Index Series

	Six Months
	Ended
	June 30,	Year Ended
	2010	December 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2009

Operations

Net investment income	$12,549,185	$22,305,320
Net realized gain (loss)	(14,510,740)	520,540
Net change in unrealized appreciation/depreciation	(101,470,697)	184,128,794

Net increase (decrease) in net assets resulting from operations	(103,432,252)	206,954,654

Capital Transactions

Proceeds from contributions	195,115,034	359,210,927
Value of withdrawals	(98,100,069)	(523,005,063)

Net increase (decrease) in net assets derived from capital transactions	97,014,965	(163,794,136)

Net Assets

Total increase (decrease) in net assets	(6,417,287)	43,160,518
Beginning of period	749,279,916	706,119,398

End of period	$742,862,629	$749,279,916

Financial Highlights	Master International Index Series

	Six Months
	Ended
	June 30,
	2010	Year Ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005

Total Investment Return

Total investment return	(13.98)%[1]	28.99%	(41.94)%	10.80%	26.61%	13.64%

Ratios to Average Net Assets

Total expenses	0.12%[2]	0.09%	0.11%	0.10%	0.11%	0.10%

Total expenses after fees waived	0.11%[2]	0.09%	0.10%	0.09%	0.10%	0.10%

Net investment income	3.48%[2]	2.98%	3.54%	2.86%	2.70%	2.53%

Supplemental Data

Net assets, end of period (000)	$742,863	$749,280	$706,119	$1,143,172	$829,986	$523,155

Portfolio turnover	4%	30%	30%	30%	23%	11%

[1]	Aggregate total investment return.

[2]	Annualized.
See Notes to Financial Statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	86

Notes to Financial Statements (Unaudited)	Master International Index Series
1. Organization and Significant Accounting Policies:
Master International Index Series (the “Series”), a non-diversified open-end management investment company, is a series of Quantitative Master Series LLC (the “Master LLC”). The Master LLC is registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests, subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Series:
Valuation: The Series’ policy is to fair value its financial instruments and derivatives at market value using independent dealers or pricing services selected under the supervision of the Board. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.
Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.
In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Assets and be valued at their fair values, as determined in good faith by the investment advisor using a pricing service and/or policies approved by the Board. Each business day, the Series uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.
Foreign Currency Transactions: The Series’ books and records are maintained in US dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the date the transactions are entered into. Generally, when the US dollar rises in value against foreign currency, the Series’ investments denominated in that currency will lose value because its currency is worth fewer US dollars; the opposite effect occurs if the US dollar falls in relative value.
The Series reports foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts) the Series will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third-party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

87	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Notes to Financial Statements (continued)	Master International Index Series
Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.
Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended December 31, 2009. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.
Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Series has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.
2. Derivative Financial Instruments:
The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and to economically hedge, or protect, their exposure to certain risks such as equity risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC. Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. The Series’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain netted against any collateral pledged by/posted to the counterparty.
The Series may mitigate counterparty risk by procuring collateral and through netting provisions included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement implemented between a Fund and each of its respective counterparties. The ISDA Master Agreement allows the Fund to offset with each separate counterparty certain derivative financial instrument’s payables and/or receivables with collateral held. The amount of collateral moved to/from applicable counterparties is generally based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Series from its counterparties are not fully collateralized contractually or otherwise, the Series bears the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices. In addition, the Series manages counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of OTC derivatives to terminate derivative contracts prior to maturity in the event the Series’ net assets decline by a stated percentage or the Series fails to meet the terms of its ISDA Master Agreements, which would cause the Series to accelerate payment of any net liability owed to the counterparty.
Financial Futures Contracts: The Series purchases or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	88

Notes to Financial Statements (continued)	Master International Index Series
daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.
Foreign Currency Exchange Contracts: The Series enters into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to gain exposure to foreign currencies (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that the value of a foreign currency contract changes unfavorably due to movements in the value of the referenced foreign currencies and the risk that a counterparty to the contract does not perform it obligations under the agreement.
Derivative Instruments Categorized by Risk Exposure:
Fair Value of Derivative Instruments as of June 30, 2010

	Liability Derivatives
	Statement of
	Assets and
	Liabilities
	Location	Value

Equity contracts	Net unrealized appreciation/ depreciation*	$332,778

*	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations
Six Months Ended June 30, 2010

	Net Realized Loss from
	Financial	Foreign
	Futures	Currency
	Contracts	Transactions

Foreign currency transactions	—	$(169,373)
Equity contracts	$(2,337,179)	—

	Net Change in Unrealized
	Appreciation/Depreciation on
	Financial	Foreign
	Futures	Currency
	Contracts	Transactions

Foreign currency transactions	—	$147,613
Equity contracts	$(839,552)	—
For the six months ended June 30, 2010, the average quarterly balance of outstanding derivative financial instruments was as follows:

Foreign currency exchange contracts:
Average number of contracts — US dollars purchased	4
Average number of contracts — US dollars sold	4
Average US dollar amounts purchased	$697,357
Average US dollar amounts sold	$362,827
Financial futures contracts:
Average number of contracts purchased	290
Average notional value of contracts purchased	$16,377,099
3. Investment Advisory Agreement and Other Transactions with Affiliates:
The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Series for 1940 Act purposes, but BAC and Barclays are not.
The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Series’ portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at the annual rate of 0.01% of average daily value of the Series’ net assets.
The Manager entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive and/or reimburse its fees and/or expenses so that the total annual operating

89	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Notes to Financial Statements (concluded)	Master International Index Series
expenses incurred by the Series (excluding interest expense, acquired fund fees and certain other Series’ expenses) will not exceed 0.12% of the average daily value of the Series’ net assets. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement before May 1, 2011 unless approved by the Board, including a majority of the non-interested directors. For the six months ended June 30, 2010, The Series waived $27,145, which is included in fees waived by advisor in the Statement of Operations.
The Manager voluntarily agreed to waive its advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds; however, the Manager does not waive its advisory fees by the amount of investment advisory fees paid through its investment in other affiliated investment companies, if any. For the six months ended June 30, 2010, the Series waived $2,103, which is included in fees waived by advisor in the Statement of Operations.
The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Series to the Manager.
For the six months ended June 30, 2010, the Series reimbursed the Manager $7,716 for certain accounting services, which is included in accounting services in the Statement of Operations.
Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.
4. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2010 were $855,474,651 and $28,273,521, respectively.
5. Borrowings:
The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2010. The Series may borrow under the credit agreement to fund shareholder redemptions. The Series paid its pro rata share of 0.02% upfront fee on the aggregate commitment amount which was allocated to the Series based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Series pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations, and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Series did not borrow under the credit agreement during the six months ended June 30, 2010.
6. Concentration, Market and Credit Risk:
In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity with which the Series has unsettled or open transactions may fail to or be unable to perform on its commitments. The Series manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Series’ Statement of Assets and Liabilities, less any collateral held by the Series.
The Series invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.
As of June 30, 2010, the Series had the following industry classifications:

Percent of
Long-Term
Industry	Investments

Commercial Banks	14%
Pharmaceuticals	8
Oil, Gas & Consumable Fuels	7
Metals & Mining	6
Other*	65

*	All other industries held were each less than 5% of long-term investments.
7. Subsequent Events:
Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	90

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of Quantitative Master Series LLC (the “Master LLC”) met on April 20, 2010 and May 18 – 19, 2010 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master International Index Series (the “Portfolio”), a series of the Master LLC. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to the Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.”
Activities and Composition of the Board
The Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member) and is chaired by Independent Board Members. The Board also has one ad hoc committee, the Joint Product Pricing Committee, which consists of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who are not “interested persons” of their respective funds.
The Agreements
Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.
From time to time throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance of an affiliated feeder fund that invests all of its investable assets in the Portfolio (the “representative feeder fund”) for one-, three- and five-year periods, as applicable, against its peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmarks, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Portfolio, such as marketing and distribution and fund accounting; (c) the Portfolio’s operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio’s investment objective, policies and restrictions; (e) the Master LLC’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, closed-end fund and institutional account product channels; and (l) periodic updates on BlackRock’s business.
Board Considerations in Approving the Agreements
The Approval Process: Prior to the April 20, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Portfolio and the representative feeder fund, as applicable, and the investment performance of the representative feeder fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Portfolio to BlackRock; and (f) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.
At an in-person meeting held on April 20, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

91	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
At an in-person meeting held on May 18 – 19, 2010, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Portfolio, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Portfolio and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Portfolio; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Portfolio shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review.The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board received information regarding the investment performance of the representative feeder fund. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the portfolio management team discussing performance of the representative feeder fund and the Portfolio’s investment objective, strategies and outlook.
The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.
In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates and significant shareholders provide the Portfolio with certain administrative, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.
B. The Investment Performance of the Portfolio and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Portfolio. The Board noted that the Portfolio’s investment results correspond directly to the investment results of the representative feeder fund. In preparation for the April 20, 2010 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the representative feeder fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the representative feeder fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the representative feeder fund’s applicable Lipper category.The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Portfolio and the representative feeder fund, as applicable, throughout the year.The Board attaches more importance to performance over relatively long periods of time, typically three to five years.
The Board noted that the representative feeder fund performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the representative feeder fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, over the one-, three- and five-year periods, the representative feeder fund met its objective of matching the risk and return of the MSCI EAFE Index before fees and expenses.
The Board and BlackRock discussed BlackRock’s strategy for improving the Portfolio’s performance and BlackRock’s commitment to providing the resources necessary to assist the Portfolio’s portfolio managers and to improve the Portfolio’s performance.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	92

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)
C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Portfolio: The Board, including the Independent Board Members, reviewed the information provided by Lipper regarding the Portfolio’s contractual advisory fee rate. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.
The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Portfolio. The Board reviewed BlackRock’s profitability with respect to the Portfolio and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.
In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Portfolio. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.
The Board noted that the Portfolio’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by comparable funds, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that BlackRock has contractually agreed to waive fees and/or reimburse expenses in order to limit, to a specified amount, the Portfolio’s total operating expenses as a percentage of the Portfolio’s average daily net assets.
D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase. The Board also considered the extent to which the Portfolio benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Portfolio.
E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with the Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the Portfolio, including for administrative and distribution services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock completed the acquisition of a complex of exchange-traded funds (“ETFs”) on December 1, 2009, and that BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that the shareholders of a fund are able to redeem their shares if they believe that the fund’s fees and expenses are too high or if they are dissatisfied with the performance of the fund.

93	MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC, with respect to the Portfolio, for a one-year term ending June 30, 2011 and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Portfolio, for a one-year term ending June 30, 2011. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to the Master LLC, being conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

MASTER INTERNATIONAL INDEX SERIES	JUNE 30, 2010	94

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Delivery of Documents
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:

Institutional and Investor Class	American Beacon Funds
Call (800) 658-5811	P.O. Box 219643
Kansas City, MO 64121

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records
In addition to the Schedule of Investments provided in each semi-annual and annual report, each Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately thirty days after the end of each fiscal quarter.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available in each Fund’s Statement of Additional Information, which may be obtained free of charge by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	Independent Registered Public Accounting Firm Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus or summary prospectus.

American Beacon Funds, American Beacon Small Cap Index Fund, and American Beacon International Equity Index Fund are service marks of American Beacon Advisors, Inc.
SAR 6/10
00075744

G U I D A N C E | V I S I O N | E X P E R I E N C E

American Beacon FUNDS℠

Semi-Annual Report

June 30, 2010

GLOBAL REAL ESTATE FUND

Report Semi-Annual June 30, 2010 GLOBAL REAL ESTATE FUND

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for your company.
Contents

Message from American Beacon	1
Market and Performance Overview	2
Schedule of Investments	6
Additional Information	Back Cover

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.
There is no guarantee that the investment objectives will be met of the American Beacon Global Real Estate Fund. Investing in a global fund concentrating in real estate securities involves special risks, such as declines in the value of real estate as well as increased susceptibility to adverse economic, political, or regulatory developments affecting the industry. Investing in one economic sector, such as real estate, may result in greater price fluctuations than owning a portfolio of diversified investments. Changes in interest rates may also affect the value of the Fund’s investments in real estate securities. The real estate industry tends to be cyclical and therefore such cycles may adversely affect the value of the Fund’s portfolio. The Fund may invest in smaller and mid-size companies. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of their securities. Investing in the securities of small and mid-capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. Investing in foreign equities entails additional risk not associated with domestic equities, such as currency fluctuations, economic and political instability, and differences in accounting standards. The risks of investing in foreign equities are heightened when investing in emerging markets. By itself, the Fund does not constitute a complete investment plan and should be considered a long term investment for investors who can afford to weather changes in the value of their investments. Some of the Fund’s investments may be considered speculative and are not appropriate for individuals who require safety of principal or stable income from their investments.

American Beacon Funds	June 30, 2010

Fellow Shareholders,
     Over the past six months, one universal investing theme seems to have emerged: while significant shifts may characterize recent market activity, it doesn’t mean investors can’t benefit. Opportunity abounds for those know how to capitalize on it.
     Our intent focus on finding opportunity regardless of market direction has long formed the investment philosophy at the heart of all American Beacon mutual funds:
With portfolios invested for the current economic reality—and conservatively managed for the longer term—investors are better positioned to ride out the inevitable economic storms, whenever and wherever they occur.
     For the six months ended June 30, 2010, the American Beacon Global Real Estate Fund (Y Class) generated a total return of -5.54%. This performance reflects the delicate nature of the global economic recovery and the recent operating environment for companies in the broader equity market, including real estate investment trusts.
     Given that shifting global markets often give rise to new opportunities, American Beacon continuously looks for new and innovative strategies for capitalizing on them over time. This year, that led to the addition of this Fund along with two other actively managed funds to our lineup: the American Beacon Zebra Small Cap Equity and American Beacon Zebra Large Cap Equity Funds. All were created to capitalize on longer-term growth opportunities.
     Such new additions are also a reflection of our commitment to you, a commitment we summarize as: Oversight 360. Ours is a continuous commitment to cast a watchful and analytical eye over all the factors that influence our fellow shareholders’ investments and the strategies that we feel will help them reach their long-term goals.
     As you review the enclosed market overview, portfolio listings, and detailed financial data, please know that we welcome the opportunity to serve your financial needs. To obtain further details about the American Beacon Funds family or to access your account information, please visit our website at americanbeaconfunds.com.
     Thank you for your continued investment in the American Beacon Funds, and know that we remain dedicated to offering you and your advisor the level of service and broad range of well-managed investment products you’ve come to expect from us.
Sincerely,
Gene L. Needles, Jr.
President
American Beacon Funds
Securities of these Funds may only be sold by offering each Funds’ Prospectus and Summary Prospectus. You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in each Funds’ Prospectus and Summary Prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-967-9009. Please read the Prospectus and Summary Prospectus carefully before investing.
There is no guarantee that the investment objective will be met of the American Beacon Zebra Large Cap Equity Fund. At times, certain securities may have limited marketability and may be difficult to sell.
There is no guarantee that the investment objectives will be met of the American Beacon Zebra Small Cap Equity Fund. Investing in the securities of small capitalization companies involves greater risk and the possibility of greater price volatility than investing in larger capitalization and more established companies. At times, certain securities may have limited marketability and may be difficult to sell.

1

Market Overview
June 30, 2010 (Unaudited)
     Market performance during the six-month period ended June 30, 2010 was driven largely by the realization that the global economic recovery has been quite fragile and is unlikely to complete the long-hoped for V-shaped upswing.
     Though real estate investment trusts (REITs) remain under pressure due to weak employment markets in the U.S., Europe and Japan, signs of stabilization have begun to emerge in nearly every property sector. Additionally, an increase in transactions involving prime assets in major markets offers some evidence of increased confidence in pricing. The improved health of the capital markets and the accompanying low level of interest rates also created an opportunity for portfolio companies to lower their capital costs. Global REITs were active issuers of both equity and debt, taking advantage of the increasingly lower cost of capital. Over the past 15 months, exchange-listed REITs have raised more than $70 billion of equity and more than $43 billion in debt.
     However, market performance remained caught in the crossfire between the influences of positive and negative factors.
Negative Global Factors:
• Economic activity slowed during the period, most notably in the U.S. and China
• The sovereign debt crisis in Europe increased uncertainty for a global economic recovery
• Credit conditions remained restrictive for small businesses and consumers in the U.S.
• Removal of U.S. government stimulus has not been met with an equal amount of private demand which has led to worries of a double dip recession
• Austerity measures announced in Europe impacted the outlook for medium-term growth
Positive Global Factors:
• Real estate transaction volumes continued to increase. For some secondary assets, prices are generally higher than the market had expected
• Earnings results from property companies are trending better than expected.
• Dividends of REITs are viewed to be safe with upside potential for increases over the next few years.
• Low interest rates, which are predicted to last through 2011, are providing strong support for yield-oriented buyers of real estate income.
Market Outlook
     The continued lack of strong employment growth in the U.S., Europe and Japan translates into very lackluster net absorption demand for office space. Tenants that are seeking space are generally looking to upgrade the location’s quality of their premises. Therefore, superior quality buildings in prime locations are seeing a larger portion of demand and are able to maintain occupancy rates and rents.
     In terms of investment demand, a similar approach has been taken by investors who are seeking secure income in primary markets. The low interest rate environment makes the spread to property yields very attractive (more than 3.50% over long-term bond yields in most markets) which is also driving demand for prime assets with secure income. There has been a slight increase in activity for secondary assets in secondary locations, although the spread between the pricing of these assets and prime assets remains wide, and the amount of transactions has been very limited.

2

Performance Overview
American Beacon Global Real Estate FundSM
June 30, 2010 (Unaudited)
     The Y Class of the Global Real Estate Fund returned -5.54% for the six months ended June 30, 2010. The Fund underperformed the FTSE EPRA/NAREIT Developed Index (“Index”) return of -4.23% and the Lipper Global Real Estate Funds Index return of -5.41% for the period.

	Annualized Total Returns
	Periods Ended 6/30/10
			Since
			Inception
	6 Months*	1 Year	10/26/07
Y Class(1,4,5)	-5.54%	19.85%	-16.47%
Investor Class(1,4,5)	-5.71%	19.53%	-16.75%
A Class excluding load (1,2,4)	-5.71%	19.53%	-16.75%
A Class with load (1,2,4)	-11.08%	12.70%	-18.57%
FTSE EPRA/NAREIT Global Real Estate Index (3)	-4.23%	25.05%	-16.64%
Lipper Global Real Estate Index(3)	-5.41%	21.38%	-16.79%

*	Not annualized

1.	Performance shown is historical and may not be indicative of future returns. Investment returns and principal value will vary, and shares may be worth more or less at redemption than at original purchase. Performance shown is as of date indicated, and current performance may be lower or higher than the performance data quoted. To obtain performance as of the most recent month end, please visit www.americanbeaconfunds.com or call 1-800-967-9009. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. Please note that the recent growth rate in the stock market helped to produce short-term returns that are not typical and may not continue in the future.

2.	Fund performance represents the total returns achieved by the Investor Class up to 5/17/10, the inception date of the A Class, and the returns of the A Class since its inception. Expenses of the A Class are higher than those of the Investor Class. As a result, total returns shown may be higher than they would have been had the A Class been in existence since inception. Maximum sales charge is the maximum front-end sales charge (load) imposed on purchases (as a % of the offering price). A Class has a maximum sales charge of 5.75%

3.	The FTSE EPRA/NAREIT Global Real Estate Index is a market-capitalization weighted index of approximately 330 stocks designed to track listed real estate companies in North America, Europe and Asia-Pacific that meet the size, liquidity and revenue minimums of the index. The Lipper Global Real Estate Index tracks the results of the 10 largest mutual funds in the Lipper Global Real Estate category. Lipper is an independent mutual fund research and ranking service. One cannot directly invest in an index.

4.	The total annual Fund operating expense ratio set forth in the most recent Fund prospectus for the Y, Investor, and A Class shares was 1.27%, 1.55%, and 1.67%, respectively. The expense ratios above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

5.	A portion of the fees charged to the Y and Investor Classes of the Fund were waived from their inception to March 1, 2010. Performance prior to waiving fees was lower than the actual returns shown.
     The Fund underperformed the Index by 1.31% over the six-month period due to stock selection and country/regional allocation.
     From a country/regional perspective, overweighting the United Kingdom (down 19.9%) and underweighting the United States (up 4.9%) led to the Fund’s relative underperformance, despite positive contribution from underweighting Continental Europe (down 15.7%). Security selections in the United Kingdom (Land Securities Group PLC – down 1.9%, Great Portland Estates PLC – up 3.5% during the period the securities were held by the Fund) added value, while selections in Singapore (Capitaland Ltd. – down 11.5%, Yanlord Land Group Ltd. – down 19.0%) detracted for the period.
     The Fund is designed with a total return perspective. It is expected to provide ongoing income through the payment of dividends while seeking to generate long-term capital appreciation through the underlying properties held.

3

Performance Overview
American Beacon Global Real Estate FundSM
June 30, 2010 (Unaudited)
Top Ten Holdings

% of
Net Assets
Simon Property Group, Inc.	5.1%
Westfield Group	4.9%
Mitsubishi Estate Co. Ltd.	3.6%
Unibail-Rodamco	3.4%
Vornado Realty Trust	3.4%
CapitaLand Ltd.	3.2%
Sun Hung Kai Properties Ltd.	3.1%
Stockland	2.9%
Digital Realty Trust, Inc.	2.6%
Public Storage, Inc.	2.5%
Regional Allocation

% of
Equities
North America	42.7%
Pacific Rim	41.2%
Europe	15.0%
South America	1.1%

4

Fund Expenses
American Beacon Global Real Estate FundSM
June 30, 2010 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
     The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 through June 30, 2010.
Actual Expenses
     The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	1/1/10	6/30/10	1/1/10-6/30/10
Y Class*
Actual	$1,000.00	$944.62	$6.65
Hypothetical	$1,000.00	$1,017.95	$6.90
(5% return before expenses)

Investor Class*
Actual	$1,000.00	$942.90	$8.00
Hypothetical	$1,000.00	$1,016.56	$8.30
(5% return before expenses)

A Class**
Actual	$1,000.00	$958.54	$1.83
Hypothetical	$1,000.00	$1,004.26	$1.91
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratios for the six-month period of 1.38% and 1.66% for the Y and Investor Classes respectively, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half year period.

**	Beginning account value for A Class is the inception date of 5/17/10. Expenses are equal to the Class annualized expense ratio for the period of 1.55% multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the period (45) by the days in the year (365).

5

American Beacon Global Real Estate Fund
Schedule of Investments
June 30, 2010 (unaudited)

	Shares	Value
	(dollars in thousands)
AUSTRALIA - 12.22%
COMMON STOCKS - 12.22%
CFS Retail Property Trust*	106,000	$168
Dexus Property Group*	464,583	299
ING Industrial Fund*	400,000	125
ING Office Fund	577,854	280
Stockland*	188,327	585
Westfield Group*	94,856	966

Total Australia		2,423

BRAZIL - 1.12%
COMMON STOCKS - 1.12%
Gafisa S.A., 2501†	18,357	222

CANADA - 4.60%
COMMON STOCKS - 4.60%
Allied Properties Real Estate Investment Trust*	9,986	184
Boardwalk Real Estate Investment Trust*	4,574	172
Canadian Apartment Properties Real Estate Investment Trust*	11,456	161
Canadian Real Estate Investment Trust*	31	1
First Capital Realty Inc.	11,870	152
RioCan Real Estate Investment Trust*	13,552	242

Total Canada		912

FRANCE - 3.42%
COMMON STOCKS - 3.42%
Fonciere des Regions expires 12/31/10‡ §	3	0
Unibail-Rodamco*	4,180	678

Total France		678

HONG KONG/CHINA - 13.36%
COMMON STOCKS - 13.36%
China Resources Land Ltd.	174,470	328
Hang Lung Properties Ltd.§	126,132	486
Henderson Land Development Co. Ltd.	49,192	287
Kerry Properties Ltd.	90,000	386
Link Real Estate Investment Trust*	127,214	315
Longfor Properties	149,690	148
Sino-Ocean Land Holdings Ltd.	111,027	79
Sun Hung Kai Properties Ltd.	45,641	620

Total Hong Kong/China		2,649

ITALY - 0.00%
COMMON STOCKS - 0.00%
Beni Stabili S.p.A, 2500§ **	552	0

JAPAN - 7.05%
COMMON STOCKS - 7.05%
Frontier Real Estate Investment Corp.* §	3	21
Japan Excellent, Inc.*	5	24
Japan Prime Realty Investment Corporation*	98	206
Mitsubishi Estate Co. Ltd.	51,698	717
Mori Trust Sogo REIT, Inc. * §	12	89
NTT Urban Development Corp.	279	220
Tokoyo Tatemono Co., Ltd.§	39,000	120

Total Japan		1,397

NETHERLANDS - 2.83%
COMMON STOCKS - 2.83%
Corio NV* §	5,054	246
Eurocommercial Properties NV*	5,943	190
ProLogis European Properties§	24,938	125

Total Netherlands		561

NORWAY - 0.66%
COMMON STOCKS - 0.66%
Norwegian Property ASA, 2500§	100,350	131

SINGAPORE - 8.25%
COMMON STOCKS - 8.25%
Ascendas Real Estate Investment Trust*	140,000	181
CapitaCommercial Trust*	194,372	168
CapitaLand Ltd.	247,161	630
CapitaMall Trust*	206,726	269
CapitaMalls Asia Ltd.	75,008	112
Overseas Union Enterprise Ltd.§	65,000	125
Yanlord Land Group Ltd.	122,895	150

Total Singapore		1,635

SWEDEN - 0.85%
COMMON STOCKS - 0.85%
Wihlborgs Fastigheter AB, 2500	8,900	169

UNITED KINGDOM - 7.12%
COMMON STOCKS - 7.12%
Big Yellow Group Plc*	27,773	121
British Land Co. Plc*	75,889	485
Derwent London Plc*	13,560	252
Great Portland Estates Plc*	39,200	168
Helical Bar Plc	40,057	164
St. Modwen Properties Plc§	80,667	222

Total United Kingdom		1,412

UNITED STATES - 37.22%
COMMON STOCKS - 37.22%
Alexandria Real Estate Equities, Inc.*	5,542	351
American Campus Communities, Inc.*	13,341	365
AvalonBay Communities, Inc.	3,706	346
BioMed Realty Trust, Inc.*	12,598	203
BRE Properties, Inc.*	5,961	220
Brookdale Senior Living, Inc.§	8,288	124
Chesapeake Lodging Trust§	5,050	80
Digital Realty Trust, Inc.*	8,884	512
Douglas Emmett, Inc.*	12,823	182
Duke Realty Corp.*	21,895	249
Equity Lifestyle Properties, Inc.*	4,555	220
Federal Realty Investment Trust*	3,400	239
HCP, Inc.*	13,888	447
Health Care Real Estate Investment Trust, Inc.*	9,377	395
Hersha Hospitality Trust*	42,414	192
Kite Realty Group Trust*	26,948	113
LTC Properties, Inc.*	1,922	47
Marriott International, Inc.	4,495	135
Pebblebrook Hotel Trust§	5,521	104
Public Storage, Inc.*	5,745	505
Simon Property Group, Inc.*	12,523	1,012
Tanger Factory Outlet Centers, Inc.*	4,126	171
UDR, Inc.*	17,320	331
See accompanying notes

6

American Beacon Global Real Estate Fund
Schedule of Investments
June 30, 2010 (Unaudited)

	Shares	Value
	(dollars in thousands)
U-Store-It Trust*	22,171	$165
Vornado Realty Trust*	9,214	672

Total United States		7,380

SHORT-TERM INVESTMENTS- 0.50%
JPMorgan U.S. Government Money Market Fund	99,784	100

TOTAL INVESTMENTS - 99.20% (Cost $17,613)		19,669
OTHER ASSETS, NET OF LIABILITIES - 0.80%		158
TOTAL NET ASSETS - 100.00%		$19,827

*	REIT

†	ADR — American Depository Receipt

‡	Warrant

§	Non-income producing security.

**	Private Placement
     Percentages are stated as a percent of net assets.
Sector Diversification

Percent of
Net Assets
Diversified	33.5%
Retail	21.4%
Office	13.1%
Residential	10.9%
Not Classified	5.4%
Healthcare	4.5%
Self Storage	4.1%
Specialty	2.6%
Industrial	2.2%
Industrial/Office Mixed	1.3%
Lodging/Resorts	1.0%
See accompanying notes

7

American Beacon Global Real Estate Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investments in securities, at value A	$19,669
Foreign currency, at value B	142
Receivable for investments sold	56
Dividends and interest receivable	67
Receivable for fund shares sold	5
Receivable for tax reclaims	4
Prepaid expenses	13

Total assets	19,956

Liabilities:
Payable for investments purchased	45
Payable for fund shares redeemed	20
Management and investment advisory fees payable (Note 2)	35
Administrative service and service fees payable	8
Professional fees payable	4
Other liabilities	17

Total liabilities	129

Net assets	$19,827

Analysis of Net Assets:
Paid-in-capital	34,005
Undistributed net investment income (loss)	(202)
Accumulated net realized loss	(16,031)
Unrealized appreciation of investments, futures contracts, and foreign currency	2,055

Net assets	$19,827

Shares outstanding (no par value):
Y Class	3,231,204

Investor Class	187,969

A Class	166

Net asset value, offering and redemption price per share:
Y Class	$5.80

Investor Class	$5.78

Net asset value and redemption price per share:
A Class	$5.78

Maximum offering price per share:
A Class	$6.13

A Cost of investments in securities	$17,613
B Cost of foreign currency	$142

See accompanying notes

8

American Beacon Global Real Estate Fund Statement of Operations For the Six Months ended June 30, 2010 (Unaudited) (in thousands)

Investment Income:
Dividend income (net of foreign taxes)*	$471

Total investment income	471

Expenses:
Management and investment advisory fees (Note 2)	81
Administrative service fees (Note 2):
Y Class	45
Investor Class	2
Transfer agent fees:
Investor Class	2
Y Class	27
Custody and fund accounting fees	8
Professional fees	27
Registration fees and expenses	10
Service fees:
Investor Class (Note 2)	2
Y Class (Note 2)	7
Prospectus and shareholder reports	4
Trustee fees	8
Other expenses	39

Total expenses	262

Net fees waived and expenses reimbursed by Manager (Note 2)	(101)

Net expenses	161

Net investment income	310

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) from:
Investments	943
Foreign currency transactions	(69)
Change in net unrealized appreciation or depreciation of:
Investments	(2,181)

Net loss on investments	(1,307)

Net decrease in net assets resulting from operations	$(997)

* Foreign taxes	$14
See accompanying notes

9

American Beacon Global Real Estate Fund
Statement of Changes in Net Assets
(in thousands)

	Six Months
	Ended	Year Ended
	June 30,	December
	2010	31, 2009
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$310	$517
Net realized gain (loss) on investments, futures contracts, and foreign currency transactions	874	(11,884)
Change in net unrealized appreciation or (depreciation) of investments, futures contracts, and foreign currency translations	(2,181)	17,570

Net increase (decrease) in net assets resulting from operations	(997)	6,203

Distributions to Shareholders:
Net investment income:
Y Class	—	(842)
Investor Class	—	(100)
Net realized gain on investments:

Net distributions to shareholders	—	(942)

Capital Share Transactions:
Proceeds from sales of shares	24,518	3,294
Reinvestment of dividends and distributions	—	364
Cost of shares redeemed	(31,191)	(9,556)
Redemption fees	1	12

Net (decrease) in net assets from capital share transactions	(6,672)	(5,886)

Net (decrease) in net assets	(7,669)	(625)

Net Assets:
Beginning of period	27,496	28,121

End of Period *	$19,827	$27,496

* Includes undistributed net investment (loss) of	$(202)	$(582)

See accompanying notes

10

American Beacon Global Real Estate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
1. Organization and Significant Accounting Policies
     American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “Act”), as amended, as a diversified, open-end management investment company. These financial statements and notes to the financial statements relate to the American Beacon Global Real Estate Fund (the “Fund”), a series of the Trust.
     American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
  Reorganization
     The Fund is the accounting and performance successor to the CNL Global Real Estate Fund (the “Predecessor Fund”). On March 1, 2010, the Fund acquired all the net assets of the Predecessor Fund pursuant to a plan of reorganization, in exchange for Y and Investor Class shares of the Fund. The acquisition was accounted for as a tax-free exchange of 3,881,253 Y Class shares and 193,564 Investor Class shares of the Fund for the net assets of the Predecessor Fund, which amounted to $24,238,869 including $3,297,338 of unrealized appreciation, after the close of business on February 28, 2010. Accounting and performance history of the Institutional and A Shares of the Predecessor Fund were redesignated as that of the Y and Investor Class Shares of the Fund, respectively.
     For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
     The Predecessor Fund had a distribution plan pursuant to Rule 12b-1 for the Class A shares. Under this plan, the Fund collected 0.25% of the average daily net assets for distribution or service activity conducted on behalf of the Fund. Class A shares were converted to Investor Shares on March 1, and this distribution plan was terminated. Prior to the reorganization the distributor for the Fund received $0 in sales commissions from the sale of Class A shares.
  Class Disclosure
     May 17, 2010 is the inception date of the A Class.
     The Fund has multiple classes of shares designed to meet the needs of different groups of investors. The following table sets forth the differences amongst the classes:

Class:	Offered to:
Y Class	Investors making an initial investment of $100,000

Investor Class	General public and investors investing through an intermediary

A Class	Investors investing through an intermediary with applicable front-end sales charges
     Administrative service fees, service fees and distribution fees vary amongst the classes as described more fully in footnote 2.
     Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related solely to one class of shares.

11

American Beacon Global Real Estate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
  Security Valuation
     Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price of official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.
     Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.
     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates market value.
     Securities for which market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board of Trustees (the “Board”).
     Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant that they will in the judgment of the pricing committee of the Fund, clearly and materially affect the value of securities, the foreign market closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to the closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Of the total investments at June 30, 2010, $11,055,571 or 55.8% was valued at fair value based on procedures established by the Board.
  Valuation Inputs
     Various inputs may be used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Fund’s investments are summarized by level based on the inputs used to determine their values. As of June 30, 2010, the Fund’s investments were classified as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Asset Description:
Common Stock	$8,513	$11,056	$—	$19,569
Short-Term Investments	100	—	—	100

Total Investments	$8,613	$11,056	$—	$19,669

12

American Beacon Global Real Estate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
  Security Transactions and Investment Income
     Security transactions are recorded on the trade date of the security purchase or sale. The Fund may purchase securities with delivery or payment to occur at a later date. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded, and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations.
     Dividend income, net of foreign taxes, is recorded on the ex-dividend date except certain dividends from foreign securities which are recorded as soon as the information is available to the Fund. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for accretion of discounts and amortization of premiums. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
  Currency Translations
     All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and is reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
  Forward Foreign Currency Exchange Contracts
     The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of Fund securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.
  Dividends to Shareholders
     Dividends from net investment income of the Fund normally will be declared and paid at least quarterly. Distributions, if any, of net realized capital gains are generally paid at least annually and recorded on the ex-dividend date.
  Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
  Redemption Fees
     The Fund imposes a 2% redemption fee on shares held for less than 90 days. The fee is deducted from the redemption proceeds and is intended to offset the trading costs, market impact and other costs associated with short-term trading activities in the Fund. The “first-in, first-out” method is used to determine the holding period. The fee is allocated to all classes of the Fund pro-rata based on the respective net assets. Prior to March 1, 2010 the Fund had a redemption fee of 1% for shares redeemed within 75 days of purchase.

13

American Beacon Global Real Estate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
  Other
     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
  Management Agreement
     Prior to March 1, 2010, the manager of the Predecessor Fund received an annual rate of 1.00% of the average daily net assets. Since March 1, the Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Fund an annualized fee equal to 0.05% of the average daily net assets plus amounts paid by the Manager to the investment advisor hired by the Manager to direct investment activities of the Fund. Management fees paid including amounts paid by the Predecessor Fund during the six months ended June 30, 2010 were as follows: (in thousands)

		Amounts paid to	Net Amounts Retained
Management Fee Rate	Management Fee	Investment Advisors	by Manager
0.35% - 1.00%	$81	$77	$4
  Administrative Services Agreement
     As of March 1, the Manager and the Trust entered into an Administrative Services Agreement which obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.30% of the average daily net assets of the Y and Investor Classes and 0.40% of the average daily net assets of the A Class of the Fund.
  Distribution Plans
     The Fund, except for the A Class of the Fund, has adopted a “defensive” Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the Act, pursuant to which no fees may be charged to the Fund for distribution purposes. However, the Plan authorizes the management and administrative service fees received by the Manager and the investment advisors hired by the Manager to be used for distribution purposes. Under this Plan, the Fund does not intend to compensate the Manager or any other party, either directly or indirectly, for the distribution of Fund shares.
     A separate Distribution Plan (the “Distribution Plan”) has been adopted pursuant to Rule 12b-1 under the Act for the A Class of the Fund. Under the Distribution Plan, as compensation for distribution assistance, the Manager receives an annual fee of 0.25% of the average daily net assets of the A Class. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance.
  Sales Commissions
     The Fund’s distributor, Foreside Fund Services, LLC (“Foreside”), may receive a portion of A Class sales charges from broker dealers and it may be used to offset expenses that the Manager pays to Foreside. Since

14

American Beacon Global Real Estate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
May 17th (the inception date of the A Class) there has been $0 in sales commissions received by Foreside from the sale of Class A shares.
  Services Plan
     The Manager and the Trust entered into a Service Plan which obligates the Manager to oversee additional shareholder servicing of the Y, Investor, and A Classes of the Fund. As compensation for performing the duties required under the Service Plan, the Manager receives an annualized fee of 0.10% of the average daily net assets of the Y Class, 0.15% of the average daily net assets of the A Class and up to 0.375% of the average daily net assets of the Investor Class of the Fund.
  Investment in Affiliated Funds
     The Fund may invest in the American Beacon Money Market Select Fund and the American Beacon US Government Money Market Select Fund (collectively the “Select Funds”). The Fund and the Select Funds have the same investment advisor and, therefore, are considered to be affiliated. The Manager serves as investment advisor to the Select Funds and receives from the Select Funds an annualized fee equal to 0.09% of the Select Funds’ average daily net assets. During the six months ended June 30, 2010, the Fund did not invest in the Select Funds.
  Interfund Lending Program
     Pursuant to an exemptive order by the Securities Exchange Commission (the “SEC”), the Fund, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program as a borrower. This program provides an alternative credit facility allowing the Fund to borrow from other participating Funds. For the six months ended June 30, 2010, the Fund borrowed from the USG Select Fund on average $788,854, for 3 days at 0.85% with interest charges of $54.
  Reimbursement of Expenses
     Prior to March 1, the Predecessor Fund contractually agreed to reimburse operating expenses to the extent that total annual fund expenses exceeded 1.80% for Class A (now Investor Class) and 1.55% for Institutional Class (now Class Y). At the time of reorganization the Predecessor Fund had reimbursed the Fund $5,332 and $95,230 for the A and Institutional Classes, respectively.
     After the reorganization the Manager agreed to reimburse operating expenses to the extent that total annual fund operating expenses exceed the Fund’s expense caps. For the period ended June 30, 2010, the Predecessor Fund and the Manager reimbursed the following:

				Total reimbursed for
	Expense Cap	Reimbursed	Expense Cap	the period ended
Class:	1/1/10-2/28/10	prior to 3/1/10	3/1/10-6/30/10	6/30/10
Y	1.55%	$95,230	1.27%	$95,230
Investor	1.80%	5,332	1.55%	5,417
A	N/A	N/A	1.55%*	—

*	From May 17th, the inception date of Class A.
     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek repayment of fees waived or expenses reimbursed for a period of up to three years. However, reimbursement will occur only if the Class’s average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing its expense ratio to exceed the previously agreed upon contractual expense limit. The Fund has not recorded a liability for potential reimbursements.

15

American Beacon Global Real Estate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
3. Federal Income and Excise Taxes
     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.
     The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2009, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on returns on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.
     The tax character of distributions paid during the six months ended June 30, 2010 and the fiscal year ended December 31, 2009 were as follows (in thousands):

	Six Months
	Ended	Year Ended
	June 30,	December 31,
	2010	2009
	(Unaudited)
Distributions paid from:
Ordinary income*	$—	$942
Tax return of capital	—	—

Total taxable distributions	$—	$942

*	For tax purposes, short-term capital gains distributions are considered ordinary income distributions.
     As of June 30, 2010, the components of distributable earnings on a tax basis were as follows (in thousands):

Cost basis of investments for federal income tax purposes	$20,237

Unrealized appreciation	1,550
Unrealized depreciation	(2,118)

Net unrealized appreciation/(depreciation)	(568)

Undistributed ordinary income	459
Undistributed long-term gain/(loss)	(14,069)

Distributable earnings	$(14,178)

     Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The temporary differences between financial reporting and tax-basis reporting of unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses from wash.
     Due to inherent differences in the recognition of income, expenses and realized gains/(losses) under U.S. generally accepted accounting principles and federal income tax regulations, permanent differences between book and tax reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities.

16

American Beacon Global Real Estate Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
     Accordingly, the following amounts represent current year permanent differences derived from reclassifications of income from real estate. Investment securities, foreign currency, investments in passive foreign investment companies and partnership transactions that have been reclassified as of June 30, 2010 (in thousands):

Paid in capital	$(7)
Undistributed net investment income	70
Accumulated net realized gain (loss)	(64)
Unrealized appreciation (depreciation) of investments and foreign currency	1
     At June 30, 2010, the capital loss carry forward positions for federal income tax purposes were $948 and $13,121 expiring in 2016 and 2017, respectively (in thousands). The Fund utilized $222 (in thousands) of net capital loss carryovers for the six months ended June 30, 2010.
4. Investment Transactions
     Purchases and proceeds from sales of investments for the six months ended June 30, 2010, excluding short-term investments, were $6,463,148 and $12,736,953, respectively.
5. Capital Share Transactions
     The tables below summarize the activity in capital shares (dollars and shares in thousands):
Six Months Ended June 30, 2010

	Y Class			Investor Class			A Class
	Shares	Amount		Shares	Amount		Shares	Amount
Shares sold	3,898	$23,195		222	$1,322		—	$1
Reinvestment of dividends	—	—		0	0		—	—
Shares redeemed	(4,595)	(27,617	)*	(585)	(3,573	)*	—	—

Net increase (decrease) in shares outstanding	(697)	$(4,422)		(363)	$(2,251)		—	$1

Year Ended December 31, 2009

	Y Class		Investor Class
	Shares	Amount	Shares	Amount
Shares sold	346	$1,482	376	$1,812
Reinvestment of dividends	49	266	17	98
Shares redeemed	(2,290)	(8,941)	(111)	(603)

Net increase (decrease) in shares outstanding	(1,896)	$(7,193)	282	$1,307

*	Net of Redemption Fees
6. Subsequent Events
     Management has evaluated the possibility of subsequent events existing in the Fund’s financial statements. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements.

17

American Beacon Global Real Estate Fund
Financial Highlights
(For a share outstanding throughout the period)

	Y ClassE								Investor ClassE								A Class
	Six								Six
	Months						October		Months						October
	Ended		Year Ended				26 to		Ended		Year Ended				26 to		May 17 to
	June 30,		December 31,				December		June 30,		December 31,				December		June 30,
	2010		2009		2008		31, 2007		2010		2009		2008		31, 2007		2010
	(unaudited)								(unaudited)								(unaudited)
Net asset value, beginning of period	$6.14		$4.62		$8.64		$10.00		$6.13		$4.61		$8.64		$10.00		$6 .03

Income from investment operations:
Net investment income (loss)	0.05		0 .11	C	0 .13	C	0 .04	C	(0.14)		0 .09	C	0 .10	C	0 .07	C	0 .01
Net gains (losses) on securities (both realized and unrealized)	(0.39)		1.62		(4.06)		(1.31)		(0.21)		1.63		(4.06)		(1.35)		(0 .26)

Total income (loss) from investment operations	(0.34)		1.73		(3.93)		(1.27)		(0.35)		1.72		(3.96)		(1.28)		(0 .25)

Less distributions:
Dividends from net investment income	—		(0.21)		(0.09)		(0.09)		—		(0.20)		(0.07)		(0.08)		—
Distributions from net realized gains on securities	—		—		—		—		—		—		—		—		—
Tax return of capital	—		—		—		—		—		—		—		—		—

Total distributions	—		(0.21)		(0.09)		(0.09)		—		(0.20)		(0.07)		(0.08)		—

Net asset value, end of period	$5.80		$6.14		$4.62		$8.64		$5.78		$6.13		$4.61		$8.64		$5 .78

Total return	(5.54	)%A	38.03%		(45.66)%		(12.73	)%A	(5 .71	)%A	37.77%		(45.91)%		(12 .77	)%A	(4 .15	)%A

Ratios and supplemental data:
Net assets, end of period (in thousands)	$18,739		$24,119		$26,880		$4,517		$1,087		$3,378		$1,241		$61		$1
Ratios to average net assets (annualized):

Expenses, after expense reimbursements (recoupments)	1.38%		1.55%		1.55%		1 .55	%B	1.66%		1.80%		1.80%		1 .80	%B	1 .55	%B

Expenses, before expense reimbursements (recoupments)	2.26%		4.05%		5.49%		28 .94	%B	2.54%		4.24%		4.99%		29 .19	%B	1 .62	%B

Net investment income, after expense reimbursements (recoupements)	2.71%		2.19%		2.09%		2 .45	%B	2.33%		1.72%		1.69%		4 .30	%B	2 .02	%B

Net investment income (loss), before expense reimbursements (recoupments)	1.83%		(0.31)%		(1.85)%		(24 .94	)%B	1.44%		(0.72)%		(1.50)%		(23 .09	)%B	1 .94	%B

Portfolio turnover rate	28	% A	62%		25%		6	% A	28	% A	62%		25%		6	% A	28	% A,D

A	Not annualized.

B	Annualized.

C	Per share numbers have been calculated using average shares method.

D	Portfolio turnover rate is for the period from January 1, 2010 to June 30, 2010.

E	Prior to the reorganization on March 1, 2010 the Y Class was known as the Institutional Class and the Investor Class was known as the A Class.

18

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
     At the November 18, 2009 Board meeting, the Board of Trustees (“Board”) considered the approval of the Investment Management Agreement (“Management Agreement”) between American Beacon Advisors, Inc. (“Manager”) and American Beacon Funds (“Trust”) on behalf of the American Beacon Global Real Estate Fund (“Fund”), pending the reorganization of the CNL Global Real Estate Fund (“CNL Fund”) into a new series of the Trust (“Reorganization”). Prior to the meeting, the Board requested and reviewed information provided by the Manager in connection with its consideration of the Management Agreement and the Investment Committee of the Board met with representatives of the Manager. The Board considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of all material aspects of the Reorganization;

•	a description of the advisory and related services proposed to be provided to the Fund;

•	identification of the professional personnel to perform services for the Fund and their education, experience and responsibilities;

•	a comparison of the performance of the CNL Fund with its industry peer group;

•	an analysis of the proposed advisory fee, a comparison to the fees charged to other comparable clients and an explanation of any differences between the fee schedules; and

•	any other information the Manager believed would be material to the Board’s consideration of the Agreement.
     The Board did not identify any particular information that was most relevant to its consideration to approve the Management Agreement, and each Trustee may have afforded different weight to the various factors. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the approval. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the approval of the Management Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Management Agreement were reasonable and fair and that the approval of the Management Agreement was in the best interests of the Fund and its shareholders. Provided below is an overview of the primary factors the Trustees considered in approving the Management Agreement.
     Nature, extent and quality of the services to be provided by the Manager. The Board considered the background and experience of key investment personnel who will have primary responsibility for the day-to-day management of the Fund and the Manager’s representation that it was adequately staffed to service the Fund. In addition, the Board noted that the current sub-advisor of the CNL Fund, CB Richard Ellis Global Real Estate Securities, LLC (“CBRE”), will provide subadvisory services to the Fund after the Reorganization, ensuring continuity of management. The Board also considered the Manager’s disciplined investment approach and goal to provide consistent above average long-term performance at a low cost on behalf of the existing series of the Trust and the Manager’s record in building improved compliance, control and credit functions that reduce risks for all series of the Trust. Based on the foregoing information, the Board concluded that the nature, extent and quality of the management to be provided by the Manager were appropriate for the Fund and, thus, determined to approve the Management Agreement for the Fund.
     Performance. The Board evaluated the investment performance of the CNL Fund and CBRE, the current sub-advisor to the CNL Fund. The Board evaluated the one-year performance of the CNL Fund relative to its industry peer group within the Lipper Global Real Estate category. In particular, the Board noted that the CNL Fund outperformed its peer group for the one-year period ended September 30, 2009. Thus, the Board concluded that it was satisfied with the historical investment performance record of CBRE.
     Comparisons of the amounts to be paid to the Manager under the Management Agreement and other Global Real Estate Funds in the relevant Morningstar category. In evaluating the Management Agreement, the Board reviewed the Manager’s proposed combined management and administrative services fee schedule (“Management Fee”). The Board considered a comparison of the Management Fee to be charged by the Manager under the Management Agreement versus the fees charged by comparable funds in the Global Real Estate Funds Morningstar category. The Board noted that the Management Fee is lower than the average fee

19

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
rate charged by comparable funds in the Fund’s Morningstar peer group. This information assisted the Board in concluding that the Management Fee appeared to be within a reasonable range for the services to be provided to the Fund, in light of all the factors considered.
     Costs of the services to be provided and profits to be realized by the Managers from the relationship with the Fund. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues to be earned and the expenses to be incurred by the Manager in connection with the services to be provided to the Fund. Specifically, the Board considered that the Manager will pay the amount due to CBRE out of its management fees. The Board also considered that the Manager will receive service and administrative fees to compensate the Manager for providing administrative services to the Fund and to compensate third-party administrators and broker-dealers for services to Fund shareholders. Based on the foregoing information, the Board concluded that the profitability levels were reasonable in light of the services to be performed by the Manager.
     Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered that the fees to be paid to CBRE are passed through the Manager by the Fund and that the Manager would not benefit economically from the proposed fee agreement. The Board also considered the Manager’s representation that it does not expect achieving economies of scale in the near term. Thus, the Board concluded that economies of scale were not a material factor in approving the Management Agreement.
     Benefits to be derived by the Manager from the relationship with the Fund. The Board considered the Manager’s representation that it does not anticipate any material “fall-out” benefits resulting from its proposed relationship with the Fund. After consideration of this information, the Board concluded that the potential benefits that may accrue to the Manager by virtue of its relationship with the Fund were not a material factor in approving the Management Agreement.
     Board’s Conclusion. Based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or CBRE, as that term is defined in the 1940 Act, concluded that the proposed management fee is reasonable and that the approval of the Management Agreement is in the best interests of the Fund and its shareholders and, as a result, approved the Management Agreement.
Disclosure Regarding the Board of Trustees’ Approval of Appointment of CB Richard Ellis Global Real Estate Securities, LLC
     At the November 18, 2009 Board meeting, the Board approved CB Richard Ellis Global Real Estate Securities, LLC (“CBRE”) as an investment sub-advisor to the American Beacon Global Real Estate Securities Fund (“Fund”), a new series of the Trust, following the reorganization of the CNL Global Real Estate Fund (“CNL Fund”) into the Fund. Prior to the meeting, the Board requested and reviewed information provided by CBRE in connection with its consideration of CBRE as an investment advisor to the Fund and the Investment Committee of the Board met with representatives from CBRE. The Board considered, among other materials, responses by CBRE to inquiries requesting:
•	a description of the advisory and related services proposed to be provided to the Fund;

•	identification of the professional personnel to perform services for the Fund and their education, experience and responsibilities;

•	a comparison of investment performance of accounts managed by CBRE that have investment objectives and policies comparable to the Fund with the performance of applicable peer groups and indices;

•	an analysis of the proposed subadvisory fee;

•	a description of the portfolio managers’ compensation, including any incentive arrangements, and if compensation is tied to performance, a description of the oversight mechanisms to prevent a manager with lagging performance from taking undue risks;

20

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
•	a description of CBRE’s compliance program and matters, as well as its trading activities;

•	a discussion of CBRE’s financial condition and the potential impact of recent market events on services to be performed for the Fund; and

•	any other information CBRE believed would be material to the Board’s consideration of the Agreement.
     The Board considered multiple factors when evaluating CBRE and in approving the Investment Advisory Agreement between American Beacon Advisors, Inc. (“Manager”) and CBRE on behalf of the Fund (“Agreement”), including CBRE’s experience in managing portfolios containing global real estate securities, its reputation and financial condition, the past performance of the CNL Fund, its overall capabilities to perform the services under the Agreement and its willingness to perform those services for the Fund. A discussion of the factors relating to the Board’s selection of CBRE and approval of the Agreement follows.
     Nature, extent and quality of the services to be provided by CBRE. The Board considered CBRE’s investment philosophy and investment process, as well as the background and experience of its portfolio managers. The Board also considered CBRE’s investment resources, infrastructure and the adequacy of its compliance program. In addition, the Board took into consideration the Manager’s recommendation on behalf of CBRE. CBRE also represented that it was adequately staffed and resourced to effectively service the Fund and that it plans to hire additional staff as necessary. Based on this information, the Board concluded that the nature, extent and quality of the advisory services to be provided by CBRE were appropriate for the Fund in light of its investment objective, and, thus, supported a decision to approve the Agreement.
     Performance of CBRE. The Board evaluated CBRE’s historical investment performance record in managing portfolios containing real estate securities. In particular, the Board evaluated the performance history of a composite of accounts managed by CBRE relative to the FTSE EPRA/NAREIT Global Developed Real Estate Index (“Index”) for the one- and three-year periods ended September 30, 2009. The Board noted that the composite slightly underperformed the Index for the relevant time periods. The Board also noted that the CNL Fund, which is currently subadvised by CBRE, outperformed its relevant peer group for the one-year period ended September 30, 2009. Thus, the Board concluded that the historical investment performance record of CBRE supported approval of the Agreement.
     Comparisons of the amounts to be paid under the Agreement with those under contracts between CBRE and its other clients. In evaluating the Agreement, the Board reviewed the proposed advisory fee rate to be paid by the Manager for services performed on behalf of the Fund, noting that the Manager was still seeking to negotiate a slightly lower fee rate with CBRE.
     The Board also noted that CBRE’s investment advisory fee rate under the Agreement will be paid by the Manager out of its management fee, which was lower than the industry average fee rate for accounts with a similar investment mandate. Consequently, the Board concluded that the fee rate to be paid to CBRE by the Manager was not a material factor in approving the Agreement.
     Costs of the services to be provided and profits to be realized by CBRE and its affiliates from the relationship with the Fund. The Board considered that the fees to be paid to CBRE are passed through the Manager by the Fund and that the Manager would not benefit economically from the proposed fee agreement. Based on the foregoing information, the Board concluded that economies of scale were not a material factor in approving the Agreement.
     Extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Board considered that the fees to be paid to CBRE are passed through the Manager by the Fund and that the Manager would not benefit economically from the proposed fee agreement. The Board also considered CBRE’s representation that due to its increasing client base, it is able to leverage its platform to provide economies of scale to the benefit of its clients. Thus, the Board concluded that the Fund will receive economies of scale from its relationship with CBRE.

21

Disclosure Regarding the Board of Trustees’ Approval of the Management Agreement and Investment Advisory Agreements of the Fund
(Unaudited)
     Benefits to be derived by CBRE from the relationship with the Fund. The Board considered the “fall-out” or ancillary benefits that may accrue to CBRE as a result of the advisory relationship with the Fund. In this regard, the Board considered CBRE’s representation that it does not anticipate accruing any “fall-out” benefits as a result of its relationship with the Fund. After consideration of this information, the Board concluded that the potential benefits that may accrue to CBRE by virtue of its relationship with the Fund were not a material factor in approving the Agreement.
     Board’s Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. However, based on the various considerations described above, the Board, including a majority of Trustees who are not “interested persons” of the Fund, the Manager or CBRE, as that term is defined in the 1940 Act, concluded that the proposed investment advisory fee is reasonable and that the approval of the Agreement is in the best interests of the Fund and its shareholders and, as a result, approved the Agreement.

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24

Delivery of Documents
To reduce expenses, your financial institution may mail only one copy of the Summary Prospectus, Annual Report and Semi-Annual Report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution. Delivery of individual copies will commence thirty days after receiving your request.
If you invest in the Fund through a financial institution, you may be able to receive the Fund’s regulatory mailings, such as the Summary Prospectus, Annual Report and Semi-Annual Report, by e-mail. If you are interested in this option, please go to www.icsdelivery.com and search for your financial institution’s name or contact your financial institution directly.
To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Call (800) 658-5811	American Beacon Funds
P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Funds’ website (www.americanbeaconfunds.com) approximately twenty days after the end of each month.
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian	Transfer Agent	Independent Registered	Distributor
State Street Bank and	Boston Financial Data	Public Accounting	Foreside Fund Services,
Trust	Services	Firm	LLC
Boston, Massachusetts	Kansas City, Missouri	Ernst & Young LLP	Portland, Maine
Dallas, Texas
This report is prepared for shareholders of the American Beacon Funds and may be distributed to others only if preceded or accompanied by a current prospectus or summary prospectus.
American Beacon Funds and American Beacon Global Real Estate Fund are service marks of American Beacon Advisors, Inc
SAR 6/10

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for each series of the Trust are included in the shareholder report presented in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not Applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not Applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b)	There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1)	Not Applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

(a)(3)	Not Applicable.

(b)	The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Funds

By	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr.
President

Date: September 2, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr. Gene L. Needles, Jr.
President

Date: September 2, 2010

By	/s/ Melinda G. Heika Melinda G. Heika
Treasurer

Date: September 2, 2010